                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7820
                                    -------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:         03-31
                         -------------------------------------------------------

Date of reporting period:        09-30-2007
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
Semiannual Report               September 30, 2007

[photo of fall]

Mid Cap Value Fund
Small Cap Value Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® Mid Cap
Value and Small Cap Value funds for the six months ended September 30, 2007.
This has been an eventful and exciting period for us. We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers
family remains an integral part of our heritage, leadership, and financial structure. Jim Jr. continues as co-chair of the American Century Companies,
Inc. (ACC) board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .     2
        U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . .     2

MID CAP VALUE

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Proxy Voting Results. . . . . . . . . . . . . . . . . . . . . . . . .    42
     Approval of Management Agreements for Mid Cap Value

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS ADVANCED IN A VOLATILE ENVIRONMENT

U.S. stocks produced positive results for the six months ended September 30,
2007, overcoming a confluence of challenges that led to extraordinary market volatility.

The stock market enjoyed a steady rally during the first half of the six-month period thanks to corporate earnings growth, which decelerated but continued to surpass expectations. Robust merger activity also boosted stocks as leveraged buy-outs from private equity firms put the volume of deal-making ahead of last year's record pace.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as worsening problems in the subprime mortgage market led to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
stepped in to provide a measure of relief and comfort. The Fed lowered its discount rate in mid-August and federal funds rate target in September--the
Fed's first rate cuts since June 2003. The Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage a solid recovery during the final six weeks of the period.

LARGE-CAP AND GROWTH OUTPERFORMED

Large-cap stocks delivered the best returns (see the accompanying table), followed by mid- and small-cap issues. Growth stocks, which have trailed value issues for much of the decade, enjoyed a resurgence during the six-month period, outpacing value shares by a wide margin across all market capitalizations.

Energy was the best-performing sector in the stock market during the period, benefiting from a 24% increase in the price of oil. Information technology and industrials stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

U.S. Stock Index Returns
For the six months ended September 30, 2007*

RUSSELL 1000 INDEX (LARGE-CAP)             7.99%
Russell 1000 Growth Index                 11.35%
Russell 1000 Value Index                   4.67%

RUSSELL MIDCAP INDEX                       4.89%
Russell Midcap Growth Index                9.03%
Russell Midcap Value Index                -0.03%

RUSSELL 2000 INDEX (SMALL-CAP)             1.19%
Russell 2000 Growth Index                  6.70%
Russell 2000 Value Index                  -4.10%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Mid Cap Value

Total Returns as of September 30, 2007
                                                     Average Annual
                                                         Returns
                                                          Since         Inception
                             6 months(1)   1 year       Inception          Date

INVESTOR CLASS                  2.66%      15.59%        15.36%          3/31/04

RUSSELL MIDCAP VALUE
INDEX(2)                        -0.03%     13.75%        15.72%             --

Institutional Class             2.76%      15.73%        17.04%           8/2/04

Advisor Class                   2.53%      15.30%        14.63%          1/13/05

R Class                         2.48%      15.02%        12.22%          7/29/05

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Mid Cap Value

Growth of $10,000 Over Life of Class

$10,000 investment made March 31, 2004

One-Year Returns Over Life of Class
Periods ended September 30
                                2004*    2005    2006     2007

Investor Class                  2.80%   20.48%  15.22%   15.59%

Russell Midcap Value Index      3.50%   26.13%  12.28%   13.75%

*From 3/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Mid Cap Value

Portfolio Managers: Scott Moore, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

Mid Cap Value gained 2.66%* for the six months ended September 30, 2007. By comparison, the median for Morningstar's Mid Cap Value category** (whose performance, like Mid Cap Value's, reflects fund operating expenses) advanced
2.30%. The fund's benchmark, the Russell Midcap Value Index, declined -0.03%.
Its returns do not include operating expenses.

The portfolio's strong return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. Against that market backdrop, Mid
Cap Value benefited from strong stock selection. In addition, during the reporting period, the portfolio's small portion of international holdings also contributed to results.

Over time, our disciplined investment approach has provided longer-term investors with solid performance. Since Mid Cap Value's inception on March 31,
2004, the portfolio has produced an average annualized return of 15.36% versus
15.72% for the Russell Midcap Value Index.

CONSUMER STAPLES LED PORTFOLIO

Our mix of companies in the consumer staples sector added to performance.
Boosting results was an overweight position in several names not represented in the benchmark. Specifically, we owned Diamond Foods, which processes and distributes nuts and other snack foods. In addition to beating earnings forecasts, the company has worked towards meeting its long-term growth objectives by continuing to improve operating performance, expand sales channels, and accelerate earnings growth.

Meanwhile, Kraft -- the largest branded food company in the U.S. -- added to results as its stock traded on its own fundamentals after the company's spinoff from Altria Group. Kraft has also invested in new product development, improved marketing, and is considering the divestiture of non-core businesses.

ALLOCATION TO UTILITIES ADDED VALUE

As a sector, utilities -- which accounted for 14.5% of the index at the end of the period-- was a neutral performer. Our stock selection generated several notable contributors, including Virginia-based Dominion Resources, which provides gas and

Top Ten Holdings as of September 30, 2007
                                          % of         % of
                                       net assets   net assets
                                          as of        as of
                                         9/30/07      3/31/07
Freddie Mac                               3.8%         3.4%
SunTrust Banks, Inc.                      3.7%         1.5%
iShares S&P MidCap 400 Index Fund         3.4%         3.3%
Ambac Financial Group, Inc.               3.0%         1.5%
MGIC Investment Corp.                     3.0%         2.7%
Kraft Foods Inc. Cl A                     2.8%         2.1%
Speedway Motorsports Inc.                 2.5%         2.9%
RC2 Corp.                                 2.1%         0.4%
South Financial Group Inc. (The)          2.1%         1.0%
International Speedway Corp.              2.0%         1.1%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median return for Morningstar's Mid Cap Value category was 14.68% for the one-year period ended September 30, 2007. ©2007 Morningstar, Inc. All
Rights Reserved. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.
Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
5

electric services primarily in northeastern, mid-Atlantic and mid-western states. The company used proceeds from the sale of some of its exploration and production businesses to repurchase roughly 16% of its outstanding shares through a Dutch auction, in which we participated.

STOCK SELECTION BOOSTED RESULTS

Health care and consumer discretionary stocks enhanced our performance relative to the Russell Midcap Value Index. In health care, we owned top performers Beckman Coulter, Symmetry Medical and Watson Pharmaceuticals. In
consumer discretionary, the portfolio benefited from our small allocation to the household durables segment, and specifically homebuilders -- areas that provided negative returns for the benchmark.

UNDERWEIGHT POSITION IN MATERIALS DETRACTED

The materials sector generated solid results for the Russell Midcap Value
Index. The portfolio's underweight position, maintained because of high valuations, hindered relative returns. Our smaller-than-the-benchmark position in chemical companies was particularly costly.

Materials also provided one of our top detractors, Bemis Co. Inc., a major producer of flexible packaging, much of it for the food industry. The company reported disappointing earnings and reduced its earnings guidance, citing lower demand across its end markets.

FINANCIALS: A MIXED BAG

Mid Cap Value's allocation to the financials sector added to results on a relative basis. The sector also provided two top detractors -- MGIC Investment
Corporation and Ambac Financial. MGIC, the nation's largest private mortgage insurer, was hurt by the housing slowdown and by significant financial losses from a joint venture involved in restructuring subprime mortgages. Ambac, a leading municipal bond insurer, saw its stock decline on concern about bond insurers in general and fears about the company's exposure to subprime loans.

STARTING POINT FOR NEXT REPORTING PERIOD

Your management team follows a disciplined, bottom-up process, selecting companies one at a time for the portfolio. As of September 30, 2007, we continued to see opportunities in health care and consumer staples stocks, reflected by our overweight positions in these sectors, relative to the benchmark. Our fundamental analysis and valuation work contributed to our smaller relative weightings in financials, telecommunications, and energy stocks.

Top Five Industries as of September 30, 2007
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                      9/30/07      3/31/07
Food Products                          9.6%         8.1%
Commercial Banks                       9.2%         7.2%
Insurance                              8.9%         8.3%
Thrifts & Mortgage Finance             6.8%         7.4%
Commercial Services & Supplies         5.5%         3.2%

Types of Investments in Portfolio
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                      9/30/07      3/31/07
Common Stocks                          98.3%        97.0%
Temporary Cash Investments             1.8%         3.7%
Other Assets and Liabilities*         (0.1)%       (0.7)%

* Includes securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
Mid Cap Value

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                Value

Common Stocks -- 98.3%

AIRLINES -- 1.7%
         467,403  Southwest Airlines Co.                            $ 6,917,566
                                                                   ------------
AUTO COMPONENTS -- 0.8%
          53,732  Autoliv, Inc.                                       3,210,487
                                                                   ------------
AUTOMOBILES -- 1.6%
          31,200  Bayerische Motoren Werke AG ORD                     2,013,678
          86,600  Honda Motor Co., Ltd. ORD                           2,912,953
          65,117  Winnebago Industries(1)                             1,554,994
                                                                   ------------
                                                                      6,481,625
                                                                   ------------
BEVERAGES -- 1.6%
         103,662  Anheuser-Busch Companies, Inc.                      5,182,063
          49,035  Coca-Cola Enterprises Inc.                          1,187,628
                                                                   ------------
                                                                      6,369,691
                                                                   ------------
BUILDING PRODUCTS -- 0.8%
         139,848  Masco Corp.                                         3,240,278
                                                                   ------------
CAPITAL MARKETS -- 0.7%
          24,600  Bear Stearns Companies Inc. (The)                   3,021,126
                                                                   ------------
CHEMICALS -- 0.6%
          34,901  Minerals Technologies Inc.                          2,338,367
                                                                   ------------
COMMERCIAL BANKS -- 9.2%
          67,000  Associated Banc-Corp.                               1,985,210
          69,695  BB&T Corporation                                    2,814,981
         119,185  Marshall & Ilsley Corp.                             5,216,727
         370,577  South Financial Group Inc. (The)                    8,426,921
         199,206  SunTrust Banks, Inc.                               15,073,918
          39,671  United Bankshares, Inc.(1)                          1,207,585
          34,800  Zions Bancorporation                                2,389,716
                                                                   ------------
                                                                     37,115,058
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 5.5%
          41,000  Avery Dennison Corp.                                2,337,820
         157,193  HNI Corp.                                           5,658,948
         146,759  Pitney Bowes, Inc.                                  6,665,793
          81,101  Republic Services, Inc.                             2,652,814
         128,244  Waste Management, Inc.                              4,839,929
                                                                   ------------
                                                                     22,155,304
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.3%
          62,717  Motorola, Inc.                                      1,162,146
                                                                   ------------

Shares                                                                    Value

COMPUTERS & PERIPHERALS -- 1.8%
          26,300  Diebold, Inc.                                     $ 1,194,546
         437,925  QLogic Corp.(2)                                     5,890,091
                                                                   ------------
                                                                      7,084,637
                                                                   ------------
CONTAINERS & PACKAGING -- 1.9%
         263,636  Bemis Co., Inc.                                     7,674,444
                                                                   ------------
DISTRIBUTORS -- 0.3%
          22,894  Genuine Parts Company                               1,144,700
                                                                   ------------
DIVERSIFIED -- 3.4%
         155,420  iShares S&P MidCap 400 Index Fund                  13,684,731
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
          58,936  Iowa Telecommunications Services Inc.(1)            1,169,880
                                                                   ------------
ELECTRIC UTILITIES -- 4.5%
         120,302  IDACORP, Inc.                                       3,938,687
         287,120  Portland General Electric Co.                       7,981,936
         182,900  Sierra Pacific Resources                            2,877,017
         143,400  Westar Energy Inc.                                  3,521,904
                                                                   ------------
                                                                     18,319,544
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.6%
          45,200  Hubbell Inc. Cl B                                   2,581,824
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.1%
          47,301  Littelfuse, Inc.(1)(2)                              1,688,173
         250,900  Molex Inc.                                          6,756,737
         183,389  Tyco Electronics Ltd.                               6,497,472
         134,200  Vishay Intertechnology, Inc.(2)                     1,748,626
                                                                   ------------
                                                                     16,691,008
                                                                   ------------
FOOD PRODUCTS -- 9.6%
          82,300  Campbell Soup Co.                                   3,045,100
         191,990  ConAgra Foods, Inc.                                 5,016,699
         267,671  Diamond Foods Inc.                                  5,530,083
          48,422  General Mills, Inc.                                 2,808,960
         167,075  H.J. Heinz Co.                                      7,718,864
          70,400  Hershey Co. (The)                                   3,267,264
         325,013  Kraft Foods Inc. Cl A                              11,216,198
                                                                   ------------
                                                                     38,603,168
                                                                   ------------
GAS UTILITIES -- 2.0%
         193,019  Southwest Gas Corp.                                 5,460,508
          81,252  WGL Holdings Inc.                                   2,753,630
                                                                      8,214,138
                                                                   ------------

------
7

Mid Cap Value

Shares                                                                    Value

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
          50,412  Beckman Coulter, Inc.                             $ 3,718,389
          78,700  Covidien Ltd.(2)                                    3,266,050
         300,088  Symmetry Medical Inc.(2)                            5,011,470
                                                                   ------------
                                                                     11,995,909
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
         136,400  LifePoint Hospitals Inc.(2)                         4,093,364
          53,937  Universal Health Services, Inc. Cl B                2,935,252
                                                                   ------------
                                                                      7,028,616
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 5.0%
          74,100  CEC Entertainment Inc.(2)                           1,991,067
         176,008  International Speedway Corp.                        8,071,727
         278,130  Speedway Motorsports Inc.                          10,290,810
                                                                   ------------
                                                                     20,353,604
                                                                   ------------
HOUSEHOLD DURABLES -- 0.6%
          13,200  Hunter Douglas N.V. ORD                             1,186,652
          13,900  Whirlpool Corp.                                     1,238,490
                                                                   ------------
                                                                      2,425,142
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.6%
          63,574  Clorox Company                                      3,877,378
          95,719  Kimberly-Clark Corp.                                6,725,217
                                                                   ------------
                                                                     10,602,595
                                                                   ------------
INSURANCE -- 8.9%
          29,004  Allstate Corp.                                      1,658,739
         192,527  Ambac Financial Group, Inc.                        12,111,873
          68,711  Chubb Corp.                                         3,685,658
         235,927  Genworth Financial Inc. Cl A                        7,250,037
          25,381  Hartford Financial Services Group Inc. (The)        2,349,012
          78,550  Horace Mann Educators Corp.                         1,548,221
         294,817  Marsh & McLennan Companies, Inc.                    7,517,833
                                                                   ------------
                                                                     36,121,373
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
         305,600  RC2 Corp.(2)                                        8,462,064
                                                                   ------------
MACHINERY -- 1.5%
         355,864  Altra Holdings Inc.(2)                              5,932,253
                                                                   ------------
METALS & MINING -- 1.1%
          80,481  Compass Minerals International Inc.(1)              2,739,573
          34,441  Newmont Mining Corporation                          1,540,546
                                                                      4,280,119
                                                                   ------------

Shares                                                                    Value

MULTI-UTILITIES -- 4.8%
          44,856  Ameren Corp.                                      $ 2,354,940
          41,800  Consolidated Edison, Inc.                           1,935,340
         292,057  Puget Energy, Inc.                                  7,146,635
         126,107  Wisconsin Energy Corp.                              5,678,598
         108,300  XCEL Energy Inc.                                    2,332,782
                                                                   ------------
                                                                     19,448,295
                                                                   ------------
MULTILINE RETAIL -- 0.3%
          45,100  Family Dollar Stores, Inc.                          1,197,856
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 2.9%
          61,951  Apache Corp.                                        5,579,307
          69,484  Equitable Resources Inc.                            3,604,135
          68,654  St. Mary Land & Exploration Co.                     2,448,888
                                                                   ------------
                                                                     11,632,330
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.1%
          41,485  MeadWestvaco Corp.                                  1,225,052
          43,036  Weyerhaeuser Co.                                    3,111,503
                                                                   ------------
                                                                      4,336,555
                                                                   ------------
PERSONAL PRODUCTS -- 0.3%
          28,800  Estee Lauder Companies, Inc. (The) Cl A             1,222,848
                                                                   ------------
PHARMACEUTICALS -- 1.1%
          68,600  Bristol-Myers Squibb Co.                            1,977,052
          77,069  Watson Pharmaceuticals, Inc.(2)                     2,497,036
                                                                   ------------
                                                                      4,474,088
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
         246,668  Education Realty Trust, Inc.(1)                     3,330,018
                                                                   ------------
ROAD & RAIL -- 0.6%
         171,051  Heartland Express, Inc.(1)                          2,442,608
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
          84,400  Teradyne, Inc.(2)                                   1,164,720
                                                                   ------------
SOFTWARE -- 0.6%
          87,358  Synopsys, Inc.(2)                                   2,365,655
                                                                   ------------
SPECIALTY RETAIL -- 0.9%
         127,297  Lowe's Companies, Inc.                              3,566,862
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 6.8%
         258,591  Freddie Mac                                        15,259,455
         373,986  MGIC Investment Corp.(1)                           12,083,488
                                                                   ------------
                                                                     27,342,943
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $390,046,937)                                                396,906,175
                                                                   ------------

------
8

Mid Cap Value

Principal Amount                                                     Value

Temporary Cash Investments -- 1.8%
            $7,400,000  FHLB Discount Notes, 4.00%, 10/1/07(3)
(Cost $7,400,000)                                                    $7,400,000
                                                                   ------------

Temporary Cash Investments - Securities Lending Collateral(4) -- 3.1%

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 5.15%, dated 9/28/07, due
10/1/07
(Delivery value $12,518,906)
(Cost $12,513,536)                                                   12,513,536
                                                                   ------------

Principal Amount                                                     Value

TOTAL INVESTMENT SECURITIES -- 103.2%
(Cost $409,960,473)                                                $416,819,711
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (3.2)%                             (12,803,894)
                                                                   ------------

TOTAL NET ASSETS -- 100.0%                                         $404,015,817
                                                                   ============

Forward Foreign Currency Exchange Contracts

                                                                  Unrealized
      Contracts to Sell        Settlement Date       Value       Gain (Loss)
     2,216,792  Euro for USD       10/31/07       $3,165,693      $(31,284)

   263,956,800  JPY for USD        10/31/07        2,308,592       (12,656)
                                                 ------------   -------------
                                                  $5,474,285      $(43,940)
                                                 ============   =============

(Value on Settlement Date $5,430,345)

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of September 30, 2007.

(2) Non-income producing.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
9

PERFORMANCE
Small Cap Value

Total Returns as of September 30, 2007
                                             Average Annual Returns
                                                            Since     Inception
                       6 months(1)  1 year    5 years     Inception      Date

INVESTOR CLASS            0.62%     11.13%     17.81%      14.80%      7/31/98

RUSSELL 2000
VALUE INDEX(2)           -4.10%      6.09%     18.70%      11.30%         --

Institutional
Class                     0.72%     11.27%     18.01%      15.90%      10/26/98

Advisor Class             0.40%     10.81%     17.49%      17.09%      12/31/99

C Class
 No sales charge*         0.00%      9.98%     16.66%      11.04%
 With sales
 charge*                 -1.00%      9.98%     16.66%      11.04%       6/1/01

* Sales charges include contingent deferred sales charges (CDSCs), as applicable. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Small Cap Value

Growth of $10,000 Over Life of Class

$10,000 investment made July 31, 1998

One-Year Returns Over Life of Class
Periods ended September 30
                   1998*    1999     2000     2001    2002      2003    2004     2005     2006     2007

Investor Class     -9.80%  13.25%   21.76%   27.06%  -1.21%    25.63%  24.21%   20.19%    8.94%   11.13%

Russell 2000
Value Index       -10.90%   5.83%   15.36%    5.61%  -1.47%    31.66%  25.66%   17.75%   14.01%    6.09%

* From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

PORTFOLIO COMMENTARY
Small Cap Value

Portfolio Managers: Ben Giele and Steve Roth

PERFORMANCE SUMMARY

Small Cap Value gained 0.62%* for the six months ended September 30, 2007. By comparison, the median for Morningstar's Small Cap Value category** (whose performance, like Small Cap Value's, reflects fund operating expenses)
returned -1.83%. The fund's benchmark, the Russell 2000 Value Index, declined
-4.10%. Its returns do not include operating expenses.

The portfolio's strong relative return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. In the volatility that characterized the second half of the period, they gravitated toward higher-quality names. Our emphasis on high-quality stocks and our risk-controlled investment approach helped mitigate the impact of this market volatility on Small Cap Value's absolute performance. In addition, during the reporting period, the portfolio's small portion of international holdings also contributed to results.

Since Small Cap Value's inception on July 31, 1998, the portfolio has produced an average annualized return of 14.80%, outpacing the benchmark's return of
11.30% for that period (see performance information on pages 10 - 11).

UNDERWEIGHT IN FINANCIALS ADDED VALUE

The portfolio's underweight position in the financials sector was one of the top contributors against the benchmark, and stock selection boosted results further. Because of our valuation work, we had less exposure than the benchmark to real estate investment trusts (REITs). REITS, which comprise nearly 10% of the Russell 2000 Value Index, posted negative results while the portfolio was rewarded for its much smaller average stake of around 4.5%.

Many financial firms came under pressure amid the fallout in the subprime lending category and suffered further in the credit crisis that followed. We successfully sidestepped broader damage in favor of names that suffered lesser declines. However, one holding was a top detractor. Triad Guaranty, which provides private mortgage insurance, lost its largest customer-- American Home
Mortgage Investment Corp. -- to bankruptcy in August. This is expected to have a significant impact on the company's earnings in the months ahead.

Top Ten Holdings as of September 30, 2007
                                                        % of         % of
                                                     net assets   net assets
                                                        as of        as of
                                                       9/30/07      3/31/07
Parametric Technology Corp.                             2.5%         1.6%
Sybase, Inc.                                            2.5%         2.0%
iShares S&P SmallCap 600 Index Fund                     1.8%          --
iShares Russell 2000 Value Index Fund                   1.7%         2.6%
Aspen Insurance, 5.625%, 12/31/49 (Conv. Pref.)         1.3%         0.8%
HCC Insurance Holdings, Inc.                            1.2%         0.5%
Getty Realty Corp.                                      1.2%         1.1%
W&T Offshore Inc.                                       1.1%         0.9%
iShares Russell 2000 Index Fund                         1.1%         1.7%
First Midwest Bancorp, Inc.                             1.0%         1.0%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Small Cap Value category were 9.07%
and 17.51% for the one- and five-year periods ended September 30, 2007, respectively. ©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
12

Small Cap Value

INDUSTRIALS WORKED TO OUR ADVANTAGE

Small Cap Value's overweight position in the industrials sector enhanced performance. Effective stock selection across several industries --
specifically, the machinery, aerospace and defense, and construction segments
-- also boosted our progress versus the benchmark. A key holding was Alliant
Techsystems Inc., a major producer of commercial and military ammunition.
Alliant has enjoyed solid growth and earnings and is expected to benefit from new contracts and strategic acquisitions.

Another notable contributor was FTI Consulting, a global provider of bankruptcy, restructuring, and forensic services. The company's stock nearly doubled as FTI exceeded earnings expectations and announced a
4.83-million-share equity offering that could be used to fund an acquisition.

LESS WAS MORE IN CONSUMER DISCRETIONARY

In consumer discretionary, our underweight position added value as the sector trailed all others in the benchmark. In particular, the portfolio was rewarded for its lack of exposure to homebuilders, which declined significantly.

We also owned a top performer-- Rare Hospitality International, the owner of two steak-specialty chains. The company's shares rose on news that it was being acquired by Darden Restaurants, a casual dining company that owns and operates restaurants such as Red Lobster and Olive Garden.

MATERIALS, TELECOMMUNICATIONS DETRACTED SLIGHTLY

There were only two areas of relative weakness during the period -- materials and telecommunications services. Stock prices in both sectors have been momentum-driven and did not meet our valuation criteria. As a result, they have not merited sizeable exposure, which modestly detracted when they outperformed for the benchmark.

STARTING POINT FOR NEXT REPORTING PERIOD

As bottom-up managers, we evaluate each company individually and build the portfolio one stock at a time. In our search for companies that are undervalued, we will structure exposure to market segments as warranted based on the attractiveness of individual companies. As of September 30, 2007, the portfolio was broadly diversified, with a modest overweight position in industrials and an underweight position in financials relative to the benchmark.

Top Five Industries* as of September 30, 2007
                                      % of         % of
                                   net assets   net assets
                                      as of        as of
                                     9/30/07      3/31/07
Insurance                             7.1%         6.5%
Commercial Banks                      7.0%         7.9%
Software                              6.6%         4.9%
Capital Markets                       5.0%         3.9%
Real Estate Investment Trusts         4.5%         4.2%

* Excludes securities in the Diversified category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

Types of Investments in Portfolio
                                        % of         % of
                                     net assets   net assets
                                        as of        as of
                                       9/30/07      3/31/07
Common Stocks                           96.5%        96.5%
Convertible Preferred Stocks            1.3%         0.8%
Preferred Stocks                        0.5%         0.1%
TOTAL EQUITY EXPOSURE                   98.3%        97.4%
Temporary Cash Investments              1.2%         2.7%
Other Assets and Liabilities(1)         0.5%        (0.1)%

(1) Includes securities lending collateral and other assets and liabilities.

------
13

SCHEDULE OF INVESTMENTS
Small Cap Value

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                  Value

Common Stocks -- 96.5%

AEROSPACE & DEFENSE -- 2.3%
            310,000  AeroVironment Inc.(1)(2)                          $ 7,133,100
             70,000  Alliant Techsystems Inc.(1)                         7,651,000
             60,000  American Science and Engineering Inc.(2)            3,759,600
             70,000  BE Aerospace, Inc.(1)                               2,907,100
             80,000  Curtiss-Wright Corp.                                3,800,000
            170,000  DRS Technologies, Inc.                              9,370,400
            130,000  Moog Inc. Cl A(1)(2)                                5,712,200
             35,000  Triumph Group, Inc.                                 2,859,850
                                                                    --------------
                                                                        43,193,250
                                                                    --------------
AIRLINES -- 0.8%
            335,000  Alaska Air Group, Inc.(1)                           7,735,150
            300,000  SkyWest, Inc.                                       7,551,000
                                                                    --------------
                                                                        15,286,150
                                                                    --------------
AUTO COMPONENTS -- 0.6%
            355,000  ArvinMeritor, Inc.(2)                               5,971,100
            130,000  Superior Industries International, Inc.(2)          2,819,700
             90,000  Tenneco Automotive Inc.(1)                          2,790,900
                                                                    --------------
                                                                        11,581,700
                                                                    --------------
BUILDING PRODUCTS -- 0.6%
            629,297  Griffon Corp.(1)(2)                                 9,502,385
             85,000  Lennox International Inc.                           2,873,000
                                                                    --------------
                                                                        12,375,385
                                                                    --------------
CAPITAL MARKETS -- 5.0%
            705,000  Apollo Investment Corp.(2)                         14,664,000
            705,000  Ares Capital Corp.(2)                              11,470,350
            555,000  Cowen Group Inc.(1)(2)                              7,670,100
            323,631  HFF Inc. Cl A(1)                                    3,841,500
            515,000  Highland Distressed Opportunities Inc.              6,607,450
            500,000  Knight Capital Group, Inc. Cl A(1)                  5,980,000
             81,215  Kohlberg Capital Corp.(2)                           1,223,098
             75,000  Lazard Ltd. Cl A                                    3,180,000
            615,000  MCG Capital Corp.(2)                                8,849,850
            370,000  MVC Capital Inc.(2)                                 6,856,100
            500,000  Patriot Capital Funding, Inc.(2)                    6,685,000
            305,000  PennantPark Investment Corp.                        4,087,000
            425,000  TradeStation Group, Inc.(1)(2)                      4,959,750
            375,000  Waddell & Reed Financial Inc.                      10,136,250
                                                                    --------------
                                                                        96,210,448
                                                                    --------------

Shares                                                                  Value

CHEMICALS -- 2.5%
             65,000  Arch Chemicals, Inc.                              $ 3,047,200
             40,000  CF Industries Holdings, Inc.                        3,036,400
            100,000  Cytec Industries Inc.                               6,839,000
            145,000  Ferro Corp.                                         2,897,100
            120,000  H.B. Fuller Co.                                     3,561,600
            270,000  Hercules Inc.                                       5,675,400
            395,000  Innophos Holdings, Inc.                             6,019,800
            100,000  Minerals Technologies Inc.                          6,700,000
            125,000  Olin Corp.                                          2,797,500
            135,000  Sensient Technologies Corp.                         3,897,450
            235,000  Spartech Corp.                                      4,009,100
                                                                    --------------
                                                                        48,480,550
                                                                    --------------
COMMERCIAL BANKS -- 7.0%
            330,000  Central Pacific Financial Corp.(2)                  9,636,000
            160,000  Chemical Financial Corp.(2)                         3,880,000
             55,000  City National Corp.                                 3,823,050
            150,000  Cullen/Frost Bankers, Inc.                          7,518,000
            565,000  First Midwest Bancorp, Inc.(2)                     19,300,399
            195,000  FirstMerit Corp.(2)                                 3,853,200
          1,205,000  Fulton Financial Corp.(2)                          17,327,900
            625,000  Hanmi Financial Corp.(2)                            9,681,250
                  1  National City Corp.                                        25
            375,000  Pacific Capital Bancorp(2)                          9,862,500
            760,000  South Financial Group Inc. (The)                   17,282,400
            850,000  Sterling Bancshares, Inc.                           9,698,500
            595,000  TCF Financial Corp.                                15,577,100
            175,000  Wilmington Trust Corporation                        6,807,500
                                                                    --------------
                                                                       134,247,824
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
            605,000  ACCO Brands Corp.(1)(2)                            13,576,200
            555,000  American Ecology Corp.(2)                          11,760,450
             65,000  Clean Harbors Inc.(1)                               2,893,800
             95,000  FTI Consulting, Inc.(1)(2)                          4,779,450
            140,000  G&K Services Inc. Cl A(2)                           5,628,000
            110,000  Heidrick & Struggles International Inc.(1)          4,009,500
            425,000  Herman Miller Inc.                                 11,534,500
            295,000  Korn/Ferry International(1)                         4,870,450
             50,000  United Stationers Inc.(1)                           2,776,000
            120,000  Waste Connections, Inc.(1)                          3,811,200
             65,000  Watson Wyatt Worldwide, Inc. Cl A                   2,921,100
                                                                    --------------
                                                                        68,560,650
                                                                    --------------

------
14

Small Cap Value

Shares                                                                  Value

COMMUNICATIONS EQUIPMENT -- 0.9%
            265,000  Arris Group Inc.(1)                               $ 3,272,750
            125,000  Avocent Corp.(1)                                    3,640,000
          1,295,000  EFJ Inc.(1)(2)(3)                                   7,511,000
            405,000  Packeteer Inc.(1)(2)                                3,078,000
                                                                    --------------
                                                                        17,501,750
                                                                    --------------
COMPUTERS & PERIPHERALS -- 1.4%
            190,000  Electronics for Imaging, Inc.(1)                    5,103,400
            515,000  Emulex Corp.(1)                                     9,872,550
            145,000  Imation Corp.                                       3,556,850
            180,000  Neoware Inc.(1)(2)                                  2,919,600
            440,000  Rackable Systems, Inc.(1)(2)                        5,706,800
                                                                    --------------
                                                                        27,159,200
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 1.2%
             95,000  Aecom Technology Corp.(1)                           3,318,350
            155,000  EMCOR Group Inc.(1)                                 4,860,800
            125,000  Granite Construction Inc.                           6,627,500
             55,000  URS Corp.(1)                                        3,104,750
             55,612  Washington Group International, Inc.(1)             4,883,290
                                                                    --------------
                                                                        22,794,690
                                                                    --------------
CONSUMER FINANCE -- 0.5%
            570,000  Advance America, Cash Advance Centers, Inc.         6,081,900
            200,000  Nelnet Inc. Cl A(2)                                 3,648,000
                                                                    --------------
                                                                         9,729,900
                                                                    --------------
CONTAINERS & PACKAGING -- 1.0%
            100,000  AptarGroup, Inc.                                    3,787,000
            525,000  Bemis Co., Inc.                                    15,282,750
                                                                    --------------
                                                                        19,069,750
                                                                    --------------
DIVERSIFIED -- 4.6%
            260,000  iShares Russell 2000 Index Fund(2)                 20,839,000
            420,000  iShares Russell 2000 Value Index Fund(2)           32,214,000
            490,000  iShares S&P SmallCap 600 Index Fund(2)             34,167,700
                                                                    --------------
                                                                        87,220,700
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
          1,195,000  Corinthian Colleges Inc.(1)                        19,012,450
            125,000  Regis Corp.                                         3,988,750
                                                                    --------------
                                                                        23,001,200
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
            490,000  Asset Acceptance Capital Corp.(2)                   5,684,000
                                                                    --------------

Shares                                                                  Value

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
            370,000  Iowa Telecommunications Services Inc.             $ 7,344,500
                                                                    --------------
ELECTRIC UTILITIES -- 2.3%
            150,000  Cleco Corp.                                         3,790,500
            385,000  Empire District Electric Co.(2)                     8,697,150
            435,000  Great Plains Energy Inc.                           12,532,350
            290,000  MGE Energy, Inc.(2)                                 9,697,600
            110,000  Portland General Electric Co.                       3,058,000
            230,000  Westar Energy Inc.                                  5,648,800
                                                                    --------------
                                                                        43,424,400
                                                                    --------------
ELECTRICAL EQUIPMENT -- 1.8%
             75,000  Acuity Brands Inc.                                  3,786,000
             60,000  Belden Inc.                                         2,814,600
             40,000  General Cable Corp.(1)                              2,684,800
            120,000  Genlyte Group Inc.(1)                               7,711,200
             50,000  Hubbell Inc. Cl B                                   2,856,000
            135,000  LSI Industries Inc.                                 2,770,200
            120,000  Regal-Beloit Corp.                                  5,746,800
             60,000  Smith (A.O.) Corp.(2)                               2,632,800
             80,000  Superior Essex Inc.(1)(2)                           2,982,400
                                                                    --------------
                                                                        33,984,800
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
            420,000  Benchmark Electronics Inc.(1)(2)                   10,025,400
            210,000  Coherent, Inc.(1)                                   6,736,800
            135,000  Littelfuse, Inc.(1)                                 4,818,150
            285,000  Plexus Corp.(1)                                     7,809,000
            125,000  Rogers Corp.(1)(2)                                  5,148,750
            140,000  Technitrol, Inc.                                    3,773,000
            335,000  TTM Technologies, Inc.(1)                           3,875,950
            735,000  Vishay Intertechnology, Inc.(1)                     9,577,050
                                                                    --------------
                                                                        51,764,100
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
            145,000  Global Industries Ltd.(1)                           3,735,200
             85,000  Helmerich & Payne, Inc.                             2,790,550
            280,000  Horizon Offshore, Inc.(1)                           4,620,000
             75,000  Hornbeck Offshore Services Inc.(1)(2)               2,752,500
            280,000  Key Energy Services, Inc.(1)                        4,760,000
            135,000  Lufkin Industries Inc.                              7,427,700
            450,000  North American Energy Partners Inc.(1)              7,767,000
             65,000  W-H Energy Services Inc.(1)                         4,793,750
                                                                    --------------
                                                                        38,646,700
                                                                    --------------

------
15

Small Cap Value

Shares                                                                  Value

FOOD & STAPLES RETAILING -- 1.0%
            120,000  BJ's Wholesale Club Inc.(1)                       $ 3,979,200
            130,000  Casey's General Stores, Inc.                        3,601,000
            100,000  Performance Food Group Co.(1)                       3,013,000
            205,000  Weis Markets Inc.(2)                                8,751,450
                                                                    --------------
                                                                        19,344,650
                                                                    --------------
FOOD PRODUCTS -- 2.2%
            450,000  B&G Foods, Inc. Cl A                                5,760,000
             80,000  Corn Products International Inc.                    3,669,600
            380,000  Del Monte Foods Co.                                 3,990,000
            160,000  Hain Celestial Group, Inc. (The)(1)                 5,140,800
            140,000  J&J Snack Foods Corp.                               4,874,800
             55,000  J.M. Smucker Co. (The)                              2,938,100
            130,000  Lancaster Colony Corp.                              4,962,100
            115,000  Pilgrim's Pride Corp.(2)                            3,993,950
             70,000  Ralcorp Holdings, Inc.(1)                           3,907,400
            110,000  Reddy Ice Holdings Inc.                             2,900,700
                                                                    --------------
                                                                        42,137,450
                                                                    --------------
GAS UTILITIES -- 0.8%
            270,000  Atmos Energy Corp.                                  7,646,400
            225,000  WGL Holdings Inc.                                   7,625,250
                                                                    --------------
                                                                        15,271,650
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
            255,000  Cutera, Inc.(1)(2)                                  6,683,550
            112,061  Datascope Corp.                                     3,788,783
            100,000  ICU Medical Inc.(1)(2)                              3,875,000
             60,000  Orthofix International N.V.(1)(2)                   2,938,200
            145,000  Steris Corp.                                        3,962,850
            140,000  Vital Signs Inc.(2)                                 7,299,600
            342,754  Young Innovations, Inc.                             9,806,192
                                                                    --------------
                                                                        38,354,175
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
            510,000  Amsurg Corp.(1)                                    11,765,700
            650,000  Assisted Living Concepts, Inc. Cl A(1)(2)           5,941,000
            185,000  Community Health Systems Inc.(1)                    5,816,400
            200,000  LCA-Vision Inc.(2)                                  5,878,000
            130,000  LifePoint Hospitals Inc.(1)                         3,901,300
             75,000  Magellan Health Services Inc.(1)                    3,043,500
            165,000  Nighthawk Radiology Holdings Inc.(1)                4,044,150
                                                                    --------------
          1,812,121  Odyssey HealthCare, Inc.(1)(3)                     17,414,483
                                                                    --------------

Shares                                                                  Value

            150,000  Owens & Minor Inc.(2)                             $ 5,713,500
            260,021  Skilled Healthcare Group Inc. Cl A(1)               4,095,331
                                                                    --------------
                                                                        67,613,364
                                                                    --------------
HEALTH CARE TECHNOLOGY -- 0.3%
            260,000  Vital Images, Inc.(1)(2)                            5,075,200
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
            385,000  California Pizza Kitchen, Inc.(1)                   6,764,450
            528,189  CEC Entertainment Inc.(1)                          14,192,438
            165,000  International Speedway Corp.                        7,566,900
            155,000  Panera Bread Co. Cl A(1)(2)                         6,324,000
            180,000  Red Robin Gourmet Burgers Inc.(1)                   7,722,000
            365,000  Ruby Tuesday Inc.                                   6,694,100
            150,744  Speedway Motorsports Inc.                           5,577,528
                                                                    --------------
                                                                        54,841,416
                                                                    --------------
HOUSEHOLD DURABLES -- 1.3%
            145,000  American Greetings Corporation Cl A                 3,828,000
            340,000  Ethan Allen Interiors Inc.(2)                      11,114,600
            295,000  Furniture Brands International, Inc.(2)             2,991,300
             70,000  MDC Holdings Inc.                                   2,865,800
            125,000  Tupperware Brands Corp.                             3,936,250
                                                                    --------------
                                                                        24,735,950
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.2%
            395,000  Central Garden & Pet Co.(1)(2)                      3,515,500
                                                                    --------------
INSURANCE -- 5.8%
            665,000  American Equity Investment Life Holding
                     Co.(2)                                              7,082,250
            635,000  Aspen Insurance Holdings Ltd.                      17,722,850
             95,000  Delphi Financial Group, Inc. Cl A                   3,839,900
            220,000  Endurance Specialty Holdings Ltd.                   9,141,000
             65,000  Hanover Insurance Group Inc.                        2,872,350
            830,000  HCC Insurance Holdings, Inc.                       23,771,200
             90,000  Hilb Rogal & Hobbs Co.                              3,899,700
            240,000  IPC Holdings, Ltd.                                  6,924,000
            300,000  National Atlantic Holdings Corp. Cl A(1)            2,778,000
            145,000  National Financial Partners Corp.                   7,682,100
            226,282  Phoenix Companies Inc.                              3,192,839
            350,000  Platinum Underwriters Holdings Ltd.                12,586,000
             75,000  ProAssurance Corp.(1)                               4,040,250
            140,000  United Fire & Casualty Co.(2)                       5,472,600
                                                                    --------------
                                                                       111,005,039
                                                                    --------------

------
16

Small Cap Value

Shares                                                                  Value

IT SERVICES -- 1.3%
            273,786  Gevity HR, Inc.(2)                                $ 2,806,307
            265,000  MoneyGram International Inc.                        5,986,350
            255,000  MPS Group, Inc.(1)                                  2,843,250
            795,000  Perot Systems Corp. Cl A(1)                        13,443,450
                                                                    --------------
                                                                        25,079,357
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
            335,000  Nautilus Inc.(2)                                    2,669,950
             95,000  RC2 Corp.(1)                                        2,630,550
                                                                    --------------
                                                                         5,300,500
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
             35,000  Bio-Rad Laboratories, Inc. Cl A(1)                  3,167,500
            130,000  PRA International(1)(2)                             3,822,000
                                                                    --------------
                                                                         6,989,500
                                                                    --------------
MACHINERY -- 3.5%
            396,140  A.S.V., Inc.(1)(2)                                  5,557,844
            145,000  Albany International Corp.                          5,436,050
            285,000  Altra Holdings Inc.(1)                              4,750,950
            515,000  Commercial Vehicle Group Inc.(1)(2)                 6,607,450
             85,000  Crane Co.                                           4,077,450
            110,000  Kaydon Corp.(2)                                     5,718,900
             90,000  Kennametal Inc.                                     7,558,200
            255,000  Mueller Industries Inc.                             9,215,700
            275,000  Mueller Water Products, Inc. Series B(1)            3,025,000
            210,000  Pentair, Inc.                                       6,967,800
            205,000  Timken Co.                                          7,615,750
                                                                    --------------
                                                                        66,531,094
                                                                    --------------
MARINE -- 0.1%
             50,000  Alexander & Baldwin, Inc.                           2,506,500
                                                                    --------------
MEDIA -- 1.2%
            275,000  Belo Corp. Series A                                 4,774,000
            300,000  Entravision Communications Corp. Cl A(1)            2,766,000
            105,000  Hearst-Argyle Television, Inc.                      2,725,800
          1,350,000  Journal Communications Inc.                        12,798,000
                                                                    --------------
                                                                        23,063,800
                                                                    --------------
METALS & MINING -- 2.2%
             60,000  Century Aluminum Co.(1)                             3,159,000
            210,000  Claymont Steel Holdings Inc.(1)                     4,252,500
             45,000  Cleveland-Cliffs Inc.                               3,958,650
             70,000  Haynes International Inc.(1)                        5,975,900
             85,000  Metal Management Inc.                               4,607,000
            485,000  NN, Inc.                                            4,757,850

Shares                                                                  Value

             70,000  Quanex Corp.                                      $ 3,288,600
             50,000  RTI International Metals, Inc.(1)                   3,963,000
            140,000  Ryerson Inc.(2)                                     4,723,600
             50,000  Schnitzer Steel Industries, Inc. Cl A(2)            3,664,500
                                                                    --------------
                                                                        42,350,600
MULTI-UTILITIES -- 0.6%
            470,000  Puget Energy, Inc.                                 11,500,900
                                                                    --------------
MULTILINE RETAIL -- 0.4%
            365,000  Fred's, Inc.                                        3,843,450
            465,000  Tuesday Morning Corp.(2)                            4,180,350
                                                                    --------------
                                                                         8,023,800
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 3.1%
            200,000  Alpha Natural Resources, Inc.(1)(2)                 4,646,000
             75,000  Cimarex Energy Co.                                  2,793,750
            270,000  Double Hull Tankers Inc.(2)                         4,020,300
            120,000  Encore Acquisition Co.(1)                           3,798,000
             90,000  Forest Oil Corp.(1)(2)                              3,873,600
            180,000  Helix Energy Solutions Group, Inc.(1)               7,642,800
            320,000  St. Mary Land & Exploration Co.                    11,414,400
            870,000  W&T Offshore Inc.(2)                               21,210,600
                                                                    --------------
                                                                        59,399,450
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.4%
            195,000  Glatfelter (P. H.) Co.                              2,893,800
            120,000  Neenah Paper Inc.(2)                                3,970,800
                                                                    --------------
                                                                         6,864,600
                                                                    --------------
PHARMACEUTICALS -- 0.7%
            225,000  Alpharma Inc. Cl A(2)                               4,806,000
            215,000  Par Pharmaceutical Companies Inc.(1)                3,990,400
            170,000  Perrigo Co.                                         3,629,500
                                                                    --------------
                                                                        12,425,900
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 4.0%
            160,000  Alesco Financial Inc.(2)                              787,200
            290,000  Annaly Capital Management Inc.                      4,619,700
            555,000  Education Realty Trust, Inc.                        7,492,500
            210,000  Equity Inns Inc.                                    4,741,800
            855,000  Getty Realty Corp.(2)                              23,256,000
            225,000  Healthcare Realty Trust Inc.                        5,998,500
            525,000  Lexington Realty Trust(2)                          10,505,250
            950,000  MFA Mortgage Investments, Inc.                      7,619,000

------
17

Small Cap Value

Shares                                                                  Value

            160,000  National Retail Properties, Inc.(2)               $ 3,900,800
            140,000  Realty Income Corp.(2)                              3,913,000
            145,000  Sunstone Hotel Investors, Inc.(2)                   3,717,800
                                                                    --------------
                                                                        76,551,550
                                                                    --------------
ROAD & RAIL -- 1.0%
            140,000  Arkansas Best Corp.(2)                              4,572,400
            200,000  Heartland Express, Inc.(2)                          2,856,000
            650,000  Werner Enterprises Inc.(2)                         11,147,500
                                                                    --------------
                                                                        18,575,900
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
             90,000  Cabot Microelectronics Corp.(1)(2)                  3,847,500
            202,588  Cohu, Inc.                                          3,798,525
            690,000  Mattson Technology Inc.(1)(2)                       5,968,500
            355,000  MKS Instruments, Inc.(1)                            6,752,100
            420,000  Rudolph Technologies Inc.(1)                        5,808,600
            495,000  Veeco Instruments Inc.(1)(2)                        9,593,100
            190,000  Verigy Ltd.(1)                                      4,694,900
                                                                    --------------
                                                                        40,463,225
                                                                    --------------
SOFTWARE -- 6.6%
            200,000  Aspen Technology, Inc.(1)                           2,864,000
            500,000  Compuware Corp.(1)                                  4,010,000
            205,000  Fair Isaac Corp.(2)                                 7,402,550
            150,000  Jack Henry & Associates Inc.                        3,879,000
          2,725,000  Parametric Technology Corp.(1)                     47,469,500
          2,050,000  Sybase, Inc.(1)                                    47,416,500
          1,555,000  Ulticom, Inc.(1)                                   12,595,500
                                                                    --------------
                                                                       125,637,050
                                                                    --------------
SPECIALTY RETAIL -- 2.8%
            215,000  Barnes & Noble Inc.                                 7,580,900
            130,000  Brown Shoe Company, Inc.                            2,522,000
            180,000  Cato Corp. (The) Cl A(2)                            3,679,200
            315,000  Charming Shoppes, Inc.(1)(2)                        2,646,000
            165,000  Group 1 Automotive, Inc.(2)                         5,539,050
            970,000  Hot Topic, Inc.(1)                                  7,236,200
            275,000  Penske Automotive Group, Inc.(2)                    5,566,000
            610,000  Pier 1 Imports, Inc.(1)(2)                          2,885,300
            200,000  Rent-A-Center Inc.(1)                               3,626,000
            150,000  Stage Stores Inc.(2)                                2,734,500
            310,000  Talbots Inc.(2)                                     5,580,000
            160,000  Zale Corp.(1)(2)                                    3,702,400
                                                                    --------------
                                                                        53,297,550
                                                                    --------------

Shares                                                                  Value

TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
            195,000  Carter's, Inc.(1)                                 $ 3,890,250
            695,000  Kenneth Cole Productions, Inc. Cl A(2)             13,462,150
            155,000  Oxford Industries, Inc.                             5,598,600
             85,000  Warnaco Group Inc. (The)(1)                         3,320,950
            460,000  Wolverine World Wide, Inc.                         12,604,000
                                                                    --------------
                                                                        38,875,950
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
            210,000  First Niagara Financial Group Inc.                  2,971,500
            220,000  Triad Guaranty Inc.(1)(2)                           4,173,400
            145,000  Washington Federal, Inc.                            3,807,700
                                                                    --------------
                                                                        10,952,600
                                                                    --------------
TOBACCO -- 0.3%
            115,000  Universal Corp.                                     5,629,250
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
            120,000  Applied Industrial Technologies Inc.                3,699,600
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $1,740,023,945)                                                1,842,874,717
                                                                    --------------

Convertible Preferred Stocks -- 1.3%

INSURANCE -- 1.3%
            450,000  Aspen Insurance, 5.625%, 12/31/49
(Cost $22,771,370)                                                      24,345,000
                                                                    --------------
Preferred Stocks -- 0.5%

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
                     Ashford Hospitality Trust, Inc., 8.45%,
            215,000  7/18/12(2)                                          5,009,500
                     National Retail Properties Inc., 7.375%,
            200,000  10/12/11(2)                                         4,806,260
                                                                    --------------
TOTAL PREFERRED STOCKS
(Cost $10,265,980)                                                       9,815,760
                                                                    --------------

Temporary Cash Investments -- 1.2%

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
5.25%-8.75%, 8/15/20-11/15/28, valued at $23,687,013), in a
joint trading account at 3.90%, dated 9/28/07, due 10/1/07
(Delivery value $23,107,508)
(Cost $23,100,000)                                                      23,100,000
                                                                    --------------

------
18

Small Cap Value

Shares                                                                  Value

Temporary Cash Investments - Securities Lending Collateral(4) -- 15.7%

Repurchase Agreement, Citigroup Global Markets Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.00%, dated 9/28/07,
due 10/1/07 (Delivery value $170,070,833)                            $ 170,000,000

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $128,969,720)                                          128,914,394
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $298,914,394)                                                    298,914,394
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 115.2%
(Cost $2,095,075,689)                                                2,199,049,871
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (15.2)%                              (290,898,811)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,908,151,060
                                                                    ==============

Notes to Schedule of Investments

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
19

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
20

                                                    Expenses Paid
                      Beginning        Ending      During Period*
                       Account     Account Value      4/1/07 -        Annualized
                    Value 4/1/07      9/30/07          9/30/07      Expense Ratio*
Mid Cap Value

ACTUAL

Investor Class         $1,000        $1,026.60          $5.07           1.00%

Institutional
Class                  $1,000        $1,027.60          $4.06           0.80%

Advisor Class          $1,000        $1,025.30          $6.33           1.25%

R Class                $1,000        $1,024.80          $7.59           1.50%

HYPOTHETICAL

Investor Class         $1,000        $1,020.00          $5.05           1.00%

Institutional
Class                  $1,000        $1,021.00          $4.04           0.80%

Advisor Class          $1,000        $1,018.75          $6.31           1.25%

R Class                $1,000        $1,017.50          $7.57           1.50%

Small Cap Value

ACTUAL

Investor Class         $1,000        $1,006.20          $6.32           1.26%

Institutional
Class                  $1,000        $1,007.20          $5.32           1.06%

Advisor Class          $1,000        $1,004.00          $7.57           1.51%

C Class                $1,000        $1,000.00         $11.30           2.26%

HYPOTHETICAL

Investor Class         $1,000        $1,018.70          $6.36           1.26%

Institutional
Class                  $1,000        $1,019.70          $5.35           1.06%

Advisor Class          $1,000        $1,017.45          $7.62           1.51%

C Class                $1,000        $1,013.70         $11.38           2.26%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
21

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)
                                                                         Small Cap
                                                    Mid Cap Value            Value
ASSETS

Investment securities -- unaffiliated, at value
(cost of $397,446,937 and $1,766,550,399,
respectively) -- including $12,046,231 and
$288,193,163 of securities on loan, respectively     $404,306,175   $1,875,209,994

Investment securities -- affiliated, at value
(cost of $- and $29,610,896, respectively) --
including $- and $236,060 of securities on loan,
respectively                                                   --       24,925,483

Investments made with cash collateral received
for securities on loan, at value (cost of
$12,513,536 and $298,914,394, respectively)            12,513,536      298,914,394
                                                     ------------   --------------
Total investment securities, at value (cost of
$409,960,473 and $2,095,075,689, respectively)        416,819,711    2,199,049,871

Receivable for investments sold                        11,915,949       35,457,705

Dividends and interest receivable                         600,638        3,220,237
                                                     ------------   --------------
                                                      429,336,298    2,237,727,813
                                                     ------------   --------------

LIABILITIES

Disbursements in excess of demand deposit cash             39,296        1,135,164

Payable for collateral received for securities on
loan                                                   12,513,536      298,914,394

Payable for investments purchased                      12,390,648       27,545,234

Payable for forward foreign currency exchange
contracts                                                  43,940               --

Accrued management fees                                   324,727        1,890,259

Distribution fees payable                                   6,924           82,941

Service fees (and distribution fees R Class)
payable                                                     1,410            8,761
                                                     ------------   --------------
                                                       25,320,481      329,576,753
                                                     ------------   --------------

NET ASSETS                                           $404,015,817   $1,908,151,060
                                                     ============   ==============

See Notes to Financial Statements.

------
22

SEPTEMBER 30, 2007 (UNAUDITED)
                                                                         Small Cap
                                                    Mid Cap Value            Value
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)              $365,379,223   $1,537,961,690

Undistributed net investment income                       541,539        2,453,626

Undistributed net realized gain on investment and
foreign currency transactions                          31,275,032      263,761,562

Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                              6,820,023      103,974,182
                                                     ------------   --------------
                                                     $404,015,817   $1,908,151,060
                                                     ============   ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                           $349,948,285   $1,096,911,584

Shares outstanding                                     25,716,447      109,376,749

Net asset value per share                                  $13.61           $10.03

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                            $17,776,671     $414,671,754

Shares outstanding                                      1,306,157       41,253,951

Net asset value per share                                  $13.61           $10.05

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                            $34,462,196     $394,133,806

Shares outstanding                                      2,532,410       39,367,250

Net asset value per share                                  $13.61           $10.01

C CLASS, $0.01 PAR VALUE

Net assets                                                    N/A       $2,433,916

Shares outstanding                                            N/A          253,712

Net asset value per share                                     N/A            $9.59

R CLASS, $0.01 PAR VALUE

Net assets                                             $1,828,665              N/A

Shares outstanding                                        134,395              N/A

Net asset value per share                                  $13.61              N/A

See Notes to Financial Statements.

------
23

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
                                                                         Small Cap
                                                     Mid Cap Value           Value
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (including $- and $336,000,
respectively, from affiliates and net of foreign
taxes withheld of $4,343 and $-, respectively)          $3,917,921    $ 19,303,372

Interest                                                   276,375       1,370,492

Securities lending                                          30,426         679,438
                                                      ------------   -------------
                                                         4,224,722      21,353,302
                                                      ------------   -------------

EXPENSES:

Management fees                                          1,898,280      12,123,260

Distribution fees:

 Advisor Class                                              29,510         449,084

 C Class                                                        --          12,391

Service fees:

 Advisor Class                                              29,510         449,084

 C Class                                                        --           4,130

Distribution and service fees:

 Advisor Class                                               7,607          89,483

 R Class                                                     3,371              --

Directors' fees and expenses                                 4,675          32,029

Other expenses                                               4,337           2,789
                                                      ------------   -------------
                                                         1,977,290      13,162,250
                                                      ------------   -------------

NET INVESTMENT INCOME (LOSS)                             2,247,432       8,191,052
                                                      ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions (including $- and
$2,668,197 from affiliates, respectively)               16,724,934     165,952,119

Foreign currency transactions                            (317,283)              --
                                                      ------------   -------------
                                                        16,407,651     165,952,119
                                                      ------------   -------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                           (11,205,592)   (158,208,263)

Translation of assets and liabilities in foreign
currencies                                                (17,287)              --
                                                      ------------   -------------
                                                      (11,222,879)   (158,208,263)
                                                      ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  5,184,772       7,743,856
                                                      ------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                         $7,432,204    $ 15,934,908
                                                      ============   =============
See Notes to Financial Statements.

------
24

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007
                              Mid Cap Value                     Small Cap Value
Increase
(Decrease) in Net
Assets               Sept. 30, 2007    March 31, 2007    Sept. 30, 2007   March 31, 2007

OPERATIONS

Net investment
income (loss)            $2,247,432        $3,185,670        $8,191,052      $11,833,810

Net realized gain
(loss)                   16,407,651        24,275,844       165,952,119      269,066,459

Change in net
unrealized
appreciation
(depreciation)         (11,222,879)        12,571,948     (158,208,263)     (96,758,855)
                       ------------      ------------    --------------   --------------
Net increase
(decrease) in net
assets resulting
from operations           7,432,204        40,033,462        15,934,908      184,141,414
                       ------------      ------------    --------------   --------------

DISTRIBUTIONS TO
SHAREHOLDERS

From net
investment
income:

 Investor
 Class                  (1,843,819)       (2,544,581)       (4,942,464)      (5,506,596)

 Institutional
 Class                    (124,273)         (220,317)       (2,245,921)      (2,633,023)

 Advisor Class            (132,206)         (116,401)       (1,231,894)      (1,044,209)

 R Class                    (4,758)             (682)                --               --

From net realized
gains:

 Investor
 Class                           --      (12,038,352)                --    (154,884,953)

 Institutional
 Class                           --         (747,114)                --     (54,066,434)

 Advisor Class                   --         (707,570)                --     (53,966,232)

 C Class                         --                --                --        (456,240)

 R Class                         --           (4,612)                --               --
                       ------------      ------------    --------------   --------------
Decrease in net
assets from
distributions           (2,105,056)      (16,379,629)       (8,420,279)    (272,557,687)
                       ------------      ------------    --------------   --------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in net
assets from
capital share
transactions             54,190,746       186,868,948     (241,554,134)     (53,422,340)
                       ------------      ------------    --------------   --------------

NET INCREASE
(DECREASE) IN NET
ASSETS                   59,517,894       210,522,781     (234,039,505)    (141,838,613)

NET ASSETS

Beginning of
period                  344,497,923       133,975,142     2,142,190,565    2,284,029,178
                       ------------      ------------    --------------   --------------
End of period          $404,015,817      $344,497,923    $1,908,151,060   $2,142,190,565
                       ============      ============    ==============   ==============

Undistributed net
investment income          $541,539          $399,163        $2,453,626       $2,682,853
                       ============      ============    ==============   ==============

See Notes to Financial Statements.

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25

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Mid Cap Value Fund (Mid Cap Value) and
Small Cap Value Fund (Small Cap Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the
1940 Act. The funds' investment objective is long-term capital growth. The production of income is a secondary objective. Mid Cap Value seeks to achieve its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. Small Cap Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Mid Cap Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, and the R Class. Small Cap Value is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements.
All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

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26

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

------
27

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of Mid Cap Value and Small
Cap Value approved a change to the class's fee structure. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.
Effective September 4, 2007, the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Mid Cap Value is 1.00%, 0.80%, 1.00% and
1.00% for the Investor Class, Institutional Class, Advisor Class and R Class,
respectively. Prior to September 4, 2007, the annual management fee schedule for Mid Cap Value was 0.75% for the Advisor Class. The annual management fee schedule for Small Cap Value ranges from 1.00% to 1.25% for the Investor
Class, Advisor Class and C Class. The Institutional Class is 0.20% less at each point within the range for Small Cap Value. Prior to September 4, 2007, the Advisor Class was 0.25% less at each point within the range for Small Cap
Value.

The effective annual management fee for each class of the funds for the six months ended September 30, 2007, was as follows:

                    Mid Cap Value    Small Cap Value
Investor                1.00%             1.26%
Institutional           0.80%             1.06%
Advisor                 0.79%             1.05%
C                        N/A              1.26%
R                       1.00%              N/A

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28

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the
Advisor Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay
American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. Prior to September 4, 2007, the Board of Directors had
adopted a Master Distribution and Shareholder Services Plan for the Advisor
Class which provided that the Advisor Class would pay ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The plans provide that the
C Class will pay ACIS an annual distribution fee of 0.75% and service fee of
0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2007, were as follows:

                                Mid Cap Value        Small Cap Value
Purchases                        $462,792,636        $1,129,904,845
Proceeds from sales              $405,530,869        $1,346,195,657

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29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                     Six months ended                   Year ended
                                   September 30, 2007               March 31, 2007
                               Shares          Amount        Shares         Amount
Mid Cap Value

INVESTOR CLASS/SHARES
AUTHORIZED                 75,000,000                    30,000,000
                          ===========                   ===========
Sold                       12,036,308    $167,108,072    15,718,995   $197,688,534

Issued in reinvestment
of distributions              109,512       1,479,441       795,812     10,187,220

Redeemed                  (9,066,565)   (125,144,800)   (3,406,883)   (42,428,857)
                          -----------   -------------   -----------   ------------
                            3,079,255      43,442,713    13,107,924    165,446,897
                          -----------   -------------   -----------   ------------
INSTITUTIONAL
CLASS/SHARES AUTHORIZED    20,000,000                     5,000,000
                          ===========                   ===========
Sold                          337,645       4,658,383       949,141     12,083,371

Issued in reinvestment
of distributions                8,158         110,401        72,779        930,393
Redeemed                    (587,119)     (7,882,327)     (343,169)    (4,404,834)
                          -----------   -------------   -----------   ------------
                            (241,316)     (3,113,543)       678,751      8,608,930
                          -----------   -------------   -----------   ------------
ADVISOR CLASS/SHARES
AUTHORIZED                 20,000,000                     5,000,000
                          ===========                   ===========
Sold                        1,119,054      15,498,910     1,059,278     13,673,755

Issued in reinvestment
of distributions                9,439         127,098        64,291        822,974

Redeemed                    (202,937)     (2,768,655)     (192,591)    (2,464,200)
                          -----------   -------------   -----------   ------------
                              925,556      12,857,353       930,978     12,032,529
                          -----------   -------------   -----------   ------------
R CLASS/SHARES
AUTHORIZED                 20,000,000                     5,000,000
                          ===========                   ===========
Sold                          107,693       1,485,936        65,138        856,761

Issued in reinvestment
of distributions                  355           4,758           413          5,294

Redeemed                     (35,213)       (486,471)       (6,215)       (81,463)
                          -----------   -------------   -----------   ------------
                               72,835       1,004,223        59,336        780,592
                          -----------   -------------   -----------   ------------
Net increase (decrease)     3,836,330     $54,190,746    14,776,989   $186,868,948
                          ===========   =============   ===========   ============

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30

                                   Six months ended                     Year ended
                                 September 30, 2007                 March 31, 2007
                            Shares           Amount         Shares          Amount

Small Cap Value

INVESTOR
CLASS/SHARES
AUTHORIZED             500,000,000                     300,000,000
                      ============                    ============
Sold                     6,498,002      $66,343,904     17,671,058    $178,799,480

Issued in
reinvestment of
distributions              475,485        4,806,081     16,039,908     156,122,757

Redeemed              (23,585,489)    (239,851,944)   (40,692,359)   (411,004,195)
                      ------------   --------------   ------------   -------------
                      (16,612,002)    (168,701,959)    (6,981,393)    (76,081,958)
                      ------------   --------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED             150,000,000                     100,000,000
                      ============                    ============
Sold                     4,821,611       49,655,535     12,204,168     124,211,238

Issued in
reinvestment of
distributions              190,992        1,933,972      4,925,986      48,097,957

Redeemed               (7,923,043)     (81,880,884)   (14,549,388)   (146,245,526)
                      ------------   --------------   ------------   -------------
                       (2,910,440)     (30,291,377)      2,580,766      26,063,669
                      ------------   --------------   ------------   -------------
ADVISOR
CLASS/SHARES
AUTHORIZED             150,000,000                     125,000,000
                      ============                    ============
Sold                     2,455,792       25,087,951      7,282,047      73,933,085

Issued in
reinvestment of
distributions              121,871        1,229,741      5,660,010      54,914,835

Redeemed               (6,650,192)     (67,867,281)   (13,061,989)   (132,193,029)
                      ------------   --------------   ------------   -------------
                       (4,072,529)     (41,549,589)      (119,932)     (3,345,109)
                      ------------   --------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED              40,000,000                       5,000,000
                      ============                    ============
Sold                            --               --            389           3,984

Issued in
reinvestment of
distributions                   --               --         45,980         427,615

Redeemed                 (105,572)      (1,011,209)       (50,491)       (490,541)
                      ------------   --------------   ------------   -------------
                         (105,572)      (1,011,209)        (4,122)        (58,942)
                      ------------   --------------   ------------   -------------
Net increase
(decrease)            (23,700,543)   $(241,554,134)    (4,524,681)   $(53,422,340)
                      ============   ==============   ============   =============

5. SECURITIES LENDING

As of September 30, 2007, securities in Mid Cap Value and Small Cap Value valued at $12,046,231 and $288,193,163, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $12,513,536 and $298,914,394, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

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31

6. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.
A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2007 follows:

                                                                                          September 30, 2007
                  Share Balance     Purchase        Sales       Realized    Dividend    Share          Market
Fund/Company         3/31/07          Cost           Cost      Gain (Loss)   Income    Balance         Value
Small Cap Value

EFJ Inc.(1)(2)        1,325,000       $ 402,169     $ 738,016   $(145,840)        --   1,295,000   $ 7,511,000

Neoware
Inc.(1)(2)(3)           920,000       1,360,552    10,226,259    2,366,574        --     180,000     2,919,600

Odyssey
HealthCare,
Inc.(2)                      --      22,128,925       471,447     (70,838)        --   1,812,121    17,414,483

Patriot Capital
Funding,
Inc.(1)(3)            1,180,000         912,754    10,306,417      518,301  $336,000     500,000     6,685,000
                                    -----------   -----------   ----------  --------               -----------
                                    $24,804,400   $21,742,139   $2,668,197  $336,000               $34,530,083
                                    ===========   ===========   ==========  ========               ===========

(1) Security, or a portion thereof, was on loan as of September 30, 2007.

(2) Non-income producing.

(3) Company was not an affiliate at September 30, 2007.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2007.

8. RISK FACTORS

Small Cap Value generally invests in smaller companies which may be more volatile, and subject to greater short-term risk than those of larger companies. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

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32

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

                                                Mid Cap Value   Small Cap Value
Federal tax cost of investments                  $421,682,647    $2,143,263,130
                                                =============   ===============
Gross tax appreciation of investments             $15,824,865      $186,676,419

Gross tax depreciation of investments            (20,687,801)     (130,889,678)
                                                -------------   ---------------
Net tax appreciation (depreciation) of
investments                                      $(4,862,936)       $55,786,741
                                                =============   ===============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

Mid Cap Value had currency loss deferrals of $(8,200), which represents net capital losses incurred in the five-month period ended March 31, 2007. Mid Cap
Value has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. CORPORATE EVENT

On July 27, 2007, the C Class shareholders of Small Cap Value approved a reclassification of C Class shares into Advisor Class shares. The reclassification is expected to be effective December 3, 2007. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

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33

FINANCIAL HIGHLIGHTS
Mid Cap Value

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                 2007(1)       2007      2006      2005    2004(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $13.33     $12.10    $11.32    $10.02     $10.00
                                --------   --------  --------   -------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(3)                   0.08       0.16      0.21      0.09      --(4)

 Net Realized and
 Unrealized Gain (Loss)             0.27       1.87      1.70      1.54       0.02
                                --------   --------  --------   -------   --------
 Total From
 Investment
 Operations                         0.35       2.03      1.91      1.63       0.02
                                --------   --------  --------   -------   --------
Distributions

 From Net
 Investment Income                (0.07)     (0.14)    (0.21)    (0.06)         --

 From Net Realized Gains              --     (0.66)    (0.92)    (0.27)         --
                                --------   --------  --------   -------   --------
 Total Distributions              (0.07)     (0.80)    (1.13)    (0.33)         --
                                --------   --------  --------   -------   --------
Net Asset Value,
End of Period                     $13.61     $13.33    $12.10    $11.32     $10.02
                                ========   ========  ========   =======   ========

TOTAL RETURN(5)                    2.66%     17.12%    17.62%    16.40%      0.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                      1.00%(6)      1.00%     1.00%     1.00%   1.00%(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets              1.17%(6)      1.30%     1.77%     0.83%   0.00%(6)

Portfolio Turnover Rate             107%       187%      228%      192%         0%

Net Assets, End of Period
(in thousands)                  $349,948   $301,642  $115,262   $42,059     $1,619

(1) Six months ended September 30, 2007 (unaudited).

(2) For the one day period ended March 31, 2004 (inception date).

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
34

Mid Cap Value

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                             2007(1)     2007      2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $13.33   $12.10    $11.33     $10.07
                                            --------  -------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.09     0.19      0.24       0.07

 Net Realized and Unrealized
 Gain (Loss)                                    0.28     1.87      1.69       1.51
                                            --------  -------   -------   --------
 Total From Investment Operations               0.37     2.06      1.93       1.58
                                            --------  -------   -------   --------
Distributions

 From Net Investment Income                   (0.09)   (0.17)    (0.24)     (0.05)

 From Net Realized Gains                          --   (0.66)    (0.92)     (0.27)
                                            --------  -------   -------   --------
 Total Distributions                          (0.09)   (0.83)    (1.16)     (0.32)
                                            --------  -------   -------   --------
Net Asset Value, End of Period                $13.61   $13.33    $12.10     $11.33
                                            ========  =======   =======   ========

TOTAL RETURN(4)                                2.76%   17.36%    17.74%     15.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                  0.80%(5)    0.80%     0.80%   0.80%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          1.37%(5)    1.50%     1.97%   1.00%(5)

Portfolio Turnover Rate                         107%     187%      228%    192%(6)

Net Assets, End of Period (in thousands)     $17,777  $20,623   $10,510     $8,082

(1) Six months ended September 30, 2007 (unaudited).

(2) August 2, 2004 (commencement of sale) through March 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
35

Mid Cap Value

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                              2007(1)      2007    2006    2005(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period           $13.33    $12.10  $11.32     $10.99
                                             --------   -------  ------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.06      0.14    0.16       0.03

 Net Realized and
 Unrealized Gain (Loss)                          0.28      1.86    1.72       0.31
                                             --------   -------  ------   --------
 Total From Investment Operations                0.34      2.00    1.88       0.34
                                             --------   -------  ------   --------
Distributions

 From Net Investment Income                    (0.06)    (0.11)  (0.18)     (0.01)

 From Net Realized Gains                           --    (0.66)  (0.92)         --
                                             --------   -------  ------   --------
 Total Distributions                           (0.06)    (0.77)  (1.10)     (0.01)
                                             --------   -------  ------   --------
Net Asset Value, End of Period                 $13.61    $13.33  $12.10     $11.32
                                             ========   =======  ======   ========

TOTAL RETURN(4)                                 2.53%    16.83%  17.32%      3.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.25%(5)     1.25%   1.25%   1.25%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           0.92%(5)     1.05%   1.52%   1.34%(5)

Portfolio Turnover Rate                          107%      187%    228%    192%(6)

Net Assets, End of Period (in thousands)      $34,462   $21,412  $8,175     $1,057

(1) Six months ended September 30, 2007 (unaudited).

(2) January 13, 2005 (commencement of sale) through March 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
36

Mid Cap Value

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                                    2007(1)        2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $13.32      $12.09     $12.21
                                                 ----------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                       0.05        0.13       0.07

 Net Realized and Unrealized Gain (Loss)               0.28        1.84       0.79
                                                 ----------    --------   --------
 Total From Investment Operations                      0.33        1.97       0.86
                                                 ----------    --------   --------
Distributions

 From Net Investment Income                          (0.04)      (0.08)     (0.06)

 From Net Realized Gains                                 --      (0.66)     (0.92)
                                                 ----------    --------   --------
 Total Distributions                                 (0.04)      (0.74)     (0.98)
                                                 ----------    --------   --------
Net Asset Value, End of Period                       $13.61      $13.32     $12.09
                                                 ==========    ========   ========

TOTAL RETURN(4)                                       2.48%      16.55%      7.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                              1.50%(5)       1.50%   1.50%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                              0.67%(5)       0.80%   0.97%(5)

Portfolio Turnover Rate                                107%        187%    228%(6)

Net Assets, End of Period                        $1,828,665    $820,196        $27

(1) Six months ended September 30, 2007 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
37

Small Cap Value

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                            2007(1)         2007        2006         2005         2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $10.01       $10.45      $10.07        $9.71        $6.44      $8.62
                           --------     --------    --------     --------     --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)              0.04         0.06        0.06         0.03         0.05       0.03

 Net Realized and
 Unrealized Gain
 (Loss)                        0.02         0.87        1.72         1.31         3.26     (1.87)
                           --------     --------    --------     --------     --------   --------
 Total From
 Investment
 Operations                    0.06         0.93        1.78         1.34         3.31     (1.84)
                           --------     --------    --------     --------     --------   --------
Distributions

 From Net
 Investment Income           (0.04)       (0.04)      (0.06)       (0.03)       (0.04)     (0.02)

 From Net
 Realized Gains                  --       (1.33)      (1.34)       (0.95)           --     (0.32)
                           --------     --------    --------     --------     --------   --------
 Total
 Distributions               (0.04)       (1.37)      (1.40)       (0.98)       (0.04)     (0.34)
                           --------     --------    --------     --------     --------   --------
Net Asset Value, End
of Period                    $10.03       $10.01      $10.45       $10.07        $9.71      $6.44
                           ========     ========    ========     ========     ========   ========

TOTAL RETURN(3)               0.62%        9.38%      18.67%       14.00%       51.53%   (21.55)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                 1.26%(4)        1.25%       1.25%        1.25%        1.26%      1.25%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                     0.80%(4)        0.57%       0.58%        0.32%        0.59%      0.37%

Portfolio Turnover
Rate                            56%         121%        111%         108%         110%       104%

Net Assets, End of
Period (in thousands)    $1,096,912   $1,261,392  $1,390,024   $1,252,153   $1,050,500   $670,755

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
38

Small Cap Value

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                           2007(1)       2007       2006       2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $10.03     $10.47     $10.08      $9.72     $6.45      $8.63
                          --------   --------   --------   --------  --------   --------
Income From Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                    0.05       0.08       0.08       0.05      0.07       0.04

 Net Realized
 and
 Unrealized
 Gain (Loss)                  0.02       0.87       1.73       1.31      3.26     (1.87)
                          --------   --------   --------   --------  --------   --------
 Total From
 Investment
 Operations                   0.07       0.95       1.81       1.36      3.33     (1.83)
                          --------   --------   --------   --------  --------   --------
Distributions

 From Net
 Investment
 Income                     (0.05)     (0.06)     (0.08)     (0.05)    (0.06)     (0.03)

 From Net
 Realized
 Gains                          --     (1.33)     (1.34)     (0.95)        --     (0.32)
                          --------   --------   --------   --------  --------   --------
 Total
 Distributions              (0.05)     (1.39)     (1.42)     (1.00)    (0.06)     (0.35)
                          --------   --------   --------   --------  --------   --------
Net Asset Value, End
of Period                   $10.05     $10.03     $10.47     $10.08     $9.72      $6.45
                          ========   ========   ========   ========  ========   ========

TOTAL RETURN(3)              0.72%      9.52%     18.98%     14.20%    51.75%   (21.38)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                1.06%(4)      1.05%      1.05%      1.05%     1.06%      1.05%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                    1.00%(4)      0.77%      0.78%      0.52%     0.79%      0.57%

Portfolio Turnover
Rate                           56%       121%       111%       108%      110%       104%

Net Assets, End of
Period (in thousands)     $414,672   $443,173   $435,327   $314,700  $170,784    $79,546

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
39

Small Cap Value

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                           2007(1)       2007       2006       2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $10.00     $10.45     $10.06      $9.71     $6.43      $8.62
                          --------   --------   --------   --------  --------   --------
Income From Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                    0.03       0.03       0.03       0.01      0.03       0.01

 Net Realized
 and
 Unrealized
 Gain (Loss)                  0.01       0.87       1.74       1.30      3.27     (1.87)
                          --------   --------   --------   --------  --------   --------
 Total From
 Investment
 Operations                   0.04       0.90       1.77       1.31      3.30     (1.86)
                          --------   --------   --------   --------  --------   --------
Distributions

 From Net
 Investment
 Income                     (0.03)     (0.02)     (0.04)     (0.01)    (0.02)     (0.01)

 From Net
 Realized
 Gains                          --     (1.33)     (1.34)     (0.95)        --     (0.32)
                          --------   --------   --------   --------  --------   --------
 Total
 Distributions              (0.03)     (1.35)     (1.38)     (0.96)    (0.02)     (0.33)
                          --------   --------   --------   --------  --------   --------
Net Asset Value, End
of Period                   $10.01     $10.00     $10.45     $10.06     $9.71      $6.43
                          ========   ========   ========   ========  ========   ========

TOTAL RETURN(3)              0.40%      9.10%     18.51%     13.70%    51.38%   (21.85)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                1.51%(4)      1.50%      1.50%      1.50%     1.51%      1.50%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                    0.55%(4)      0.32%      0.33%      0.07%     0.34%      0.12%

Portfolio Turnover
Rate                           56%       121%       111%       108%      110%       104%

Net Assets, End of
Period (in thousands)     $394,134   $434,182   $455,001   $624,633  $432,261   $173,064

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
40

Small Cap Value

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2007(1)      2007      2006     2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $9.58    $10.12     $9.83    $9.57      $6.35      $8.59
                     ----------   -------   -------  -------    -------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               (0.01)    (0.04)    (0.04)   (0.07)     (0.03)     (0.04)

 Net Realized
 and
 Unrealized
 Gain (Loss)               0.02      0.83      1.67     1.28       3.25     (1.88)
                     ----------   -------   -------  -------    -------   --------
 Total From
 Investment
 Operations                0.01      0.79      1.63     1.21       3.22     (1.92)
                     ----------   -------   -------  -------    -------   --------
Distributions

 From Net
 Realized
 Gains                       --    (1.33)    (1.34)   (0.95)         --     (0.32)
                     ----------   -------   -------  -------    -------   --------

Net Asset
Value, End
of Period                 $9.59     $9.58    $10.12    $9.83      $9.57      $6.35
                     ==========   =======   =======  =======   ========   ========

TOTAL RETURN(3)           0.00%     8.35%    17.48%   12.85%     50.71%   (22.58)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                 2.26%(4)     2.25%     2.25%    2.25%      2.26%      2.25%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           (0.20)%(4)   (0.43)%   (0.42)%  (0.68)%    (0.41)%    (0.63)%

Portfolio
Turnover Rate               56%      121%      111%     108%       110%       104%

Net Assets, End
of Period (in
thousands)               $2,434    $3,444    $3,678   $3,470     $3,711     $2,936

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
41

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposals. The proposals received the required number of votes of the American Century Capital Portfolios, Inc. or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century Capital
Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Capital Portfolios, Inc.).

James E. Stowers, Jr.       For:                11,443,781,487
                            Withhold:              252,686,939
                            Abstain:                         0
                            Broker Non-Vote:                 0

Jonathan S. Thomas          For:                11,454,104,706
                            Withhold:              242,363,720
                            Abstain:                         0
                            Broker Non-Vote:                 0

Thomas A. Brown             For:                11,456,645,347
                            Withhold:              239,823,079
                            Abstain:                         0
                            Broker Non-Vote:                 0

Andrea C. Hall              For:                11,459,598,200
                            Withhold:              236,870,226
                            Abstain:                         0
                            Broker Non-Vote:                 0

James A. Olson              For:                11,454,607,738
                            Withhold:              241,860,688
                            Abstain:                         0
                            Broker Non-Vote:                 0

Donald H. Pratt             For:                11,450,710,462
                            Withhold:              245,757,964
                            Abstain:                         0
                            Broker Non-Vote:                 0

Gale E. Sayers              For:                11,458,471,500
                            Withhold:              237,996,926
                            Abstain:                         0
                            Broker Non-Vote:                 0

M. Jeannine Strandjord      For:                11,451,541,828
                            Withhold:              244,926,598
                            Abstain:                         0
                            Broker Non-Vote:                 0

Timothy S. Webster          For:                11,460,198,888
                            Withhold:              236,269,538
                            Abstain:                         0
                            Broker Non-Vote:                 0

------
42

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the following funds:

                            Mid Cap
                              Value   Small Cap Value
For:                      8,998,501       214,431,392
Against:                    503,620         9,620,540
Abstain:                  1,401,876         5,767,927
Broker Non-Vote:            493,018         2,880,787

PROPOSAL 3:

To approve the reclassification of the C Class shares of Small Cap Value, whereby all of the C Class shares will be reclassified as Advisor Class shares of that fund. This proposal was voted on by the C Class shareholders of Small
Cap Value.

                            Small Cap Value
For:                              1,887,559
Against:                             63,460
Abstain:                             87,206
Broker Non-Vote:                  1,457,549

------
43

APPROVAL OF MANAGEMENT AGREEMENTS
Mid Cap Value and Small Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Mid Cap Value and Small Cap Value (the
"funds") and the services provided to the funds under the management agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreements;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreements, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

------
44

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreements under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreements, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreements, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems

------
45

to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Mid Cap Value's performance for both the one- and three-year periods was above the median for its peer group. Small Cap
Value's performance fell below the median for the one-year period and was above the median for the three-year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

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46

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of the funds was below the median of the total expense ratios of each fund's respective peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreements between the funds and the advisor are fair and reasonable in light of the services provided and should be renewed.

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47

SHARE CLASS INFORMATION

Four classes of shares are authorized for sale by Mid Cap Value: Investor
Class, Institutional Class, Advisor Class, and R Class. Four classes of shares are authorized for sale by Small Cap Value: Investor Class, Institutional
Class, Advisor Class, and C Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, C Class, and R Class shares are higher than that of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectuses contain additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. The unified management fee for Advisor Class shares is the same as for Investor Class shares. Advisor Class shares are subject to a 0.25% annual
Rule 12b-1 distribution and service fee.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.
The unified management fee for C Class shares is the same as for Investor
Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

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48

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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49

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

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50

NOTES

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51

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56795S

[front cover]

AMERICAN CENTURY INVESTMENTS

Semiannual Report               September 30, 2007

[photo of fall]

Equity Income Fund
Value Fund
Large Company Value Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® Equity
Income, Value, and Large Company Value funds for the six months ended
September 30, 2007. This has been an eventful and exciting period for us.
We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers
family remains an integral part of our heritage, leadership, and financial structure. Jim Jr. continues as co-chair of the American Century Companies,
Inc. (ACC) board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .    2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .    2

EQUITY INCOME

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Proxy Voting Results. . . . . . . . . . . . . . . . . . . . . . . . .   60
     Approval of Management Agreements for Equity Income,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Enrique Chang, Chief Investment Officer,
American Century Investments

STOCKS ADVANCED IN A VOLATILE ENVIRONMENT

U.S. stocks produced positive results for the six months ended September 30,
2007, overcoming a confluence of challenges that led to extraordinary market volatility.

The stock market enjoyed a steady rally during the first half of the six-month period thanks to corporate earnings growth, which decelerated but continued to surpass expectations. Robust merger activity also boosted stocks as leveraged buy-outs from private equity firms put the volume of deal-making ahead of last year's record pace.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as worsening problems in the subprime mortgage market led to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
stepped in to provide a measure of relief and comfort. The Fed lowered its discount rate in mid-August and federal funds rate target in September -- the
Fed's first rate cuts since June 2003. The Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage a solid recovery during the final six weeks of the period.

LARGE-CAP AND GROWTH OUTPERFORMED

Large-cap stocks delivered the best returns (see the accompanying table), followed by mid- and small-cap issues. Growth stocks, which have trailed value issues for much of the decade, enjoyed a resurgence during the six-month period, outpacing value shares by a wide margin across all market capitalizations.

Energy was the best-performing sector in the stock market during the period, benefiting from a 24% increase in the price of oil. Information technology and industrials stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

U.S. Stock Index Returns
For the six months ended September 30, 2007*

RUSSELL 1000 INDEX (LARGE-CAP)             7.99%
Russell 1000 Growth Index                 11.35%
Russell 1000 Value Index                   4.67%

RUSSELL MIDCAP INDEX                       4.89%
Russell Midcap Growth Index                9.03%
Russell Midcap Value Index                -0.03%

RUSSELL 2000 INDEX (SMALL-CAP)             1.19%
Russell 2000 Growth Index                  6.70%
Russell 2000 Value Index                  -4.10%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Equity Income

Total Returns as of September 30, 2007
                                                   Average Annual Returns
                           6                             10         Since     Inception
                           months(1)   1 year   5 years   years   Inception      Date

INVESTOR CLASS               5.17%     12.81%   14.42%   10.51%     13.74%      8/1/94

RUSSELL 3000 VALUE
INDEX(2)                     3.90%     13.73%   18.10%    8.84%   12.88%(3)       --

S&P 500 INDEX(2)             8.44%     16.44%   15.45%    6.57%   11.53%(3)       --

LIPPER EQUITY INCOME
FUNDS INDEX(2)               6.16%     15.23%   15.65%    6.90%   10.35%(3)       --

Institutional Class          5.28%     13.02%   14.64%     --       10.61%      7/8/98

A Class(4)
 No sales charge*            5.04%     12.53%   14.13%   10.23%     11.61%
 With sales charge*          -1.02%     6.05%   12.78%    9.58%     10.99%      3/7/97

B Class(1)
 No sales charge*              --        --       --       --       0.00%
 With sales charge*            --        --       --       --       -5.00%     9/28/07

C Class
 No sales charge*            4.65%     11.69%   13.30%     --       9.05%
 With sales charge*          3.65%     11.69%   13.30%     --       9.05%      7/13/01

R Class                      4.92%     12.27%     --       --       12.02%     8/29/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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3

Equity Income

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
              1998    1999     2000      2001      2002      2003    2004     2005     2006     2007

Investor
Class        1.67%   15.98%    6.80%    14.30%    -3.72%    20.17%  17.22%    8.79%   13.47%   12.81%

Russell
3000 Value
Index        1.96%   17.64%    9.35%    -7.98%    -15.89%   24.89%  20.89%   16.78%   14.55%   13.73%

S&P 500
Index        9.05%   27.80%   13.28%   -26.62%    -20.49%   24.40%  13.87%   12.25%   10.79%   16.44%

Lipper
Equity
Income
Funds
Index        1.29%   13.36%    8.10%    -8.82%    -16.74%   20.48%  17.09%   13.52%   12.09%   15.23%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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4

PORTFOLIO COMMENTARY
Equity Income

Portfolio Managers: Phil Davidson, Kevin Toney, and Scott Moore

PERFORMANCE SUMMARY

Equity Income gained 5.17%* for the six months ended September 30, 2007. By comparison, the Lipper Equity Income Funds Index and the median for
Morningstar's Large Cap Value category (whose performance, like Equity
Income's, reflects fund operating expenses) advanced 6.16% and 5.54%,**
respectively. Two market indices -- the Russell 3000 Value Index and the S&P
500 Index -- gained 3.90% and 8.44%, respectively. The portfolio's returns reflect operating expenses, while the indices' returns do not.

The portfolio's solid return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. In the volatility that characterized the second half of the period, they gravitated toward lower-beta names. Equity Income performed well, largely because of our focus on higher-quality businesses with sound balance sheets. In addition, during the reporting period, the portfolio's small portion of international holdings also contributed to results.

Over time, our disciplined investment approach has provided longer-term investors with solid performance. Since Equity Income's inception on August 1,
1994, the portfolio has produced an average annualized return of 13.74%, topping the returns for that period for the Lipper Equity Income Funds Index,
Morningstar's Large Cap Value category median, the Russell 3000 Value Index, and the S&P 500 (see performance information on pages 3 - 4).

UNDERWEIGHT POSITION IN FINANCIALS ENHANCED RESULTS

Our underweight position in financials, coupled with effective security selection, added value from a sector that trailed all others in the benchmark.
Many financial firms came under pressure amid the fallout in the subprime lending category and suffered further in the credit crisis that followed.
However, our emphasis on quality helped the portfolio steer clear of firms most exposed to the troubled subprime area.

Within the sector, Equity Income benefited from a limited exposure to real estate investment trusts (REITS), which were down more than 9%. In addition, we held only a modest position in Citigroup, which comprises a large part of the benchmark. Citigroup's shares declined as the firm reported sizeable write-downs of loan commitments and increased credit losses during the period.

Top Ten Holdings as of September 30, 2007
                                                % of net       % of net
                                              assets as of   assets as of
                                                 9/30/07        3/31/07
General Electric Co.                              5.7%           4.9%
Exxon Mobil Corp.                                 4.1%           4.4%
BP plc(1)                                         3.6%           2.6%
Fannie Mae, 5.375%, 1/5/08 (Conv. Pref.)          3.6%           2.7%
Freddie Mac                                       3.6%           3.7%
AT&T Inc.                                         3.3%           3.4%
Southern Co.                                      3.2%           1.9%
United Parcel Service, Inc. Cl B                  2.8%           2.5%
Bank of America Corp.                             2.8%           2.9%
Kraft Foods Inc. Cl A                             2.7%           2.5%

(1) Includes shares traded on all exchanges.

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were 14.37%,
15.93% and 7.26% for the one-, five- and ten-year periods ended September 30,
2007, respectively, and 10.91% since the fund's inception. ©2007 Morningstar,
Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.
Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
5

Equity Income

CONSUMER DISCRETIONARY CONTRIBUTED

The portfolio's results were aided by our relatively small allocation to the consumer discretionary sector, which was one of the weakest in the benchmark.
Many investors shied away from these stocks in response to the housing downturn and slowing economic growth. Our performance benefited from a lack of exposure to homebuilders and media companies, as well as an underweight position in retailers -- all segments that provided negative returns for the benchmark.

STRONG STOCK SELECTION ADDED VALUE

The utilities sector provided a top performer in Virginia-based Dominion
Resources, which provides gas and electric services primarily in the mid-Atlantic region. During the third quarter, the company used proceeds from the sale of some of its exploration and production businesses to repurchase roughly 16% of its outstanding shares through a Dutch auction, in which we participated.

In the telecommunications sector, we owned Canada-based communications company, BCE. BCE's share price increased on news that the company would be acquired by Ontario Teachers' Pension Plan Board and affiliates of Providence
Equity Partners and Madison Dearborn Partners at a significant premium.

ENERGY AND CONSUMER STAPLES DETRACTED

The portfolio's mix of companies in the energy sector, which was the best performer in the benchmark, hindered results. Because of valuations, we held an underweight position in higher-beta exploration and production companies whose shares rose on record oil prices. Our relative progress was also slowed by a modest underweight position in major integrated oil and gas companies, whose performance boosted the benchmark's progress.

In consumer staples, an overweight position in UST, the leading producer of smokeless tobacco products, hampered results. The stock declined after tobacco company Philip Morris USA announced plans to test-market a Marlboro-branded moist smokeless tobacco.

STARTING POINT FOR NEXT REPORTING PERIOD

Your management team follows a disciplined, bottom-up process, selecting companies one at a time for the portfolio. As of September 30, 2007, we continued to see attractive opportunities in industrials, utilities, and consumer staples companies, reflected in our overweight positions in these sectors. With the reach of the debt market crisis still uncertain, we are being extremely selective in our ownership of financials and consumer discretionary companies, relying on our fundamental analysis to identify strong, financially sound businesses whose securities provide attractive yields.

Top Five Industries as of September 30, 2007
                                     % of net       % of net
                                   assets as of   assets as of
                                      9/30/07        3/31/07
Oil, Gas & Consumable Fuels            13.4%          11.4%
Food Products                          8.9%           6.1%
Pharmaceuticals                        8.1%           7.2%
Thrifts & Mortgage Finance             8.0%           7.0%
Commercial Banks                       7.3%           8.8%

Types of Investments in Portfolio
                                     % of net       % of net
                                   assets as of   assets as of
                                      9/30/07        3/31/07
Common Stocks and Options              78.7%          76.9%
Convertible Bonds                      14.1%          16.6%
Convertible Preferred Stocks           5.5%           4.4%
TOTAL EQUITY EXPOSURE                  98.3%          97.9%
Temporary Cash Investments             2.9%           1.4%
Other Assets and Liabilities*         (1.2)%          0.7%

* Includes securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
Equity Income

SEPTEMBER 30, 2007 (UNAUDITED)

Shares/Principal Amount                                                      Value

Common Stocks -- 78.7%

AIR FREIGHT & LOGISTICS -- 2.8%
       2,580,506  United Parcel Service, Inc. Cl B                   $ 193,796,001
                                                                    --------------
AUTOMOBILES -- 0.3%
         551,700  Honda Motor Co., Ltd. ORD                             18,557,466
                                                                    --------------
BUILDING PRODUCTS -- 0.7%
       2,072,000  Masco Corp.(1)                                        48,008,240
                                                                    --------------
CAPITAL MARKETS -- 0.6%
         571,400  Merrill Lynch & Co., Inc.                             40,729,392
                                                                    --------------
CHEMICALS -- 0.3%
         388,300  Rohm and Haas Co.                                     21,616,661
                                                                    --------------
COMMERCIAL BANKS -- 7.3%
       2,534,300  Associated Banc-Corp.                                 75,091,309
       3,553,739  Commerce Bancshares, Inc.(1)(2)                      163,081,083
       1,846,700  Marshall & Ilsley Corp.                               80,830,059
       1,824,108  SunTrust Banks, Inc.                                 138,030,252
       1,376,100  U.S. Bancorp                                          44,764,533
                                                                    --------------
                                                                       501,797,236
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
       2,878,200  Pitney Bowes, Inc.                                   130,727,845
         726,561  Republic Services, Inc.                               23,765,810
       1,212,645  Waste Management, Inc.                                45,765,222
                                                                    --------------
                                                                       200,258,877
                                                                    --------------
CONTAINERS & PACKAGING -- 0.4%
         878,600  Bemis Co., Inc.                                       25,576,046
                                                                    --------------
DISTRIBUTORS -- 0.4%
         534,300  Genuine Parts Company                                 26,715,000
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.9%
       3,804,800  Bank of America Corp.                                191,267,296
         174,600  McGraw-Hill Companies, Inc. (The)                      8,888,886
                                                                    --------------
                                                                       200,156,182
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
       5,395,600  AT&T Inc.                                            228,287,836
         261,243  Iowa Telecommunications Services Inc.(1)               5,185,674
                                                                    --------------
                                                                       233,473,510
                                                                    --------------

Shares/Principal Amount                                                      Value

ELECTRIC UTILITIES -- 5.8%
         290,300  IDACORP, Inc.(1)                                     $ 9,504,422
       2,473,143  Portland General Electric Co.                         68,753,375
       5,987,200  Southern Co.                                         217,215,617
       4,247,349  Westar Energy Inc.(1)(2)                             104,314,891
                                                                    --------------
                                                                       399,788,305
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
         202,400  Molex Inc.                                             5,450,632
         674,000  Molex Inc. Cl A(1)                                    17,092,640
                                                                    --------------
                                                                        22,543,272
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.5%
       2,268,816  Wal-Mart Stores, Inc.                                 99,033,818
                                                                    --------------
FOOD PRODUCTS -- 8.6%
       4,367,921  Campbell Soup Co.                                    161,613,077
       3,638,000  H.J. Heinz Co.                                       168,075,600
       1,500,300  Hershey Co. (The)                                     69,628,923
       5,428,756  Kraft Foods Inc. Cl A                                187,346,369
                                                                    --------------
                                                                       586,663,969
                                                                    --------------
GAS UTILITIES -- 2.4%
         930,100  Nicor Inc.(1)                                         39,901,290
       1,719,741  Piedmont Natural Gas Co., Inc.(1)                     43,148,302
       2,411,200  WGL Holdings Inc.(1)(2)                               81,715,568
                                                                    --------------
                                                                       164,765,160
                                                                    --------------
HOUSEHOLD PRODUCTS -- 2.3%
         230,100  Clorox Company                                        14,033,799
       1,456,100  Colgate-Palmolive Co.                                103,849,052
         612,500  Kimberly-Clark Corp.                                  43,034,250
                                                                    --------------
                                                                       160,917,101
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 6.4%
         533,700  3M Co.                                                49,943,646
       9,482,500  General Electric Co.                                 392,575,500
                                                                    --------------
                                                                       442,519,146
                                                                    --------------
INSURANCE -- 3.2%
         927,700  Allstate Corp.                                        53,055,163
         343,200  American International Group, Inc.                    23,217,480
       5,459,880  Marsh & McLennan Companies, Inc.                     139,226,940
         100,600  MBIA Inc.(1)                                           6,141,630
                                                                    --------------
                                                                       221,641,213
                                                                    --------------
IT SERVICES -- 0.4%
         219,900  International Business Machines Corp.                 25,904,220
                                                                    --------------

------
7

Equity Income

Shares/Principal Amount                                                      Value

MACHINERY -- 0.2%
         275,000  Dover Corp.                                         $ 14,011,250
                                                                    --------------
MULTI-UTILITIES -- 1.6%
       1,373,914  Consolidated Edison, Inc.                             63,612,218
         707,900  Puget Energy, Inc.                                    17,322,313
       1,441,600  XCEL Energy Inc.                                      31,052,064
                                                                    --------------
                                                                       111,986,595
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 9.0%
       2,037,800  BP plc ADR                                           141,321,430
       9,364,800  BP plc ORD                                           108,703,274
       3,002,679  Exxon Mobil Corp.                                    277,927,967
       2,109,000  Royal Dutch Shell plc ORD                             87,051,447
                                                                    --------------
                                                                       615,004,118
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.3%
         225,200  Weyerhaeuser Co.                                      16,281,960
                                                                    --------------
PHARMACEUTICALS -- 7.7%
       1,945,600  Abbott Laboratories                                  104,323,072
       2,020,700  Bristol-Myers Squibb Co.                              58,236,574
       2,162,800  Johnson & Johnson                                    142,095,961
       1,826,041  Merck & Co., Inc.                                     94,388,059
       5,305,396  Pfizer Inc.                                          129,610,824
                                                                    --------------
                                                                       528,654,490
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
         837,550  Rayonier, Inc.                                        40,235,902
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 4.4%
       4,177,000  Freddie Mac                                          246,484,770
       1,253,782  People's United Financial, Inc.                       21,665,353
       1,402,573  Washington Federal, Inc.(1)                           36,831,567
                                                                    --------------
                                                                       304,981,690
                                                                    --------------
TOBACCO -- 2.0%
       2,665,200  UST Inc.                                             132,193,920
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $4,863,333,001)                                                5,397,810,740
                                                                    --------------
Convertible Bonds -- 14.1%

AIRLINES -- 0.1%
       $ 453,900  Morgan Stanley, (convertible into Southwest
                  Airlines Co.), 3.75%, 11/9/07 (Acquired
                  5/2/07, Cost $6,631,479)(3)(4)                         6,822,117
                                                                    --------------
BIOTECHNOLOGY -- 0.2%
         185,000  Morgan Stanley, (convertible into Amgen Inc.),
                  3.40%, 11/23/07 (Acquired 5/16/07, Cost
                  $10,054,750)(3)(4)                                    10,513,550
                                                                    --------------

Shares/Principal Amount                                                      Value

CAPITAL MARKETS -- 0.4%
       $ 781,000  Deutsche Bank AG (London), (convertible into
                  Schwab (Charles) Corp.), 15.75%, 2/1/08
                  (Acquired 8/2/07, Cost $15,042,060)(3)(4)           $ 16,003,082
         100,000  Natixis Financial Products, (convertible into
                  Bear Stearns Companies Inc. (The)), 15.00%,
                  3/13/08 (Acquired 9/6/07, Cost
                  $10,806,000)(3)(4)                                    11,697,650
                                                                    --------------
                                                                        27,700,732
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
      28,318,000  Waste Connections Inc., 3.75%, 4/1/26                 31,857,750
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.2%
         688,000  Credit Suisse New York, (convertible into
                  Motorola, Inc.), 5.85%, 10/26/07(4)                   12,810,560
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
         464,800  Bank of America N.A., (convertible into
                  Verizon Communications Inc.), 6.15%,
                  12/13/07(4)                                           20,736,586
         577,700  Natixis Financial Products, (convertible into
                  Verizon Communications Inc.), 12.16%, 2/4/08
                  (Acquired 7/30/07, Cost $23,864,787)(3)(4)            25,057,738
                                                                    --------------
                                                                        45,794,324
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
         500,000  Credit Suisse New York, (convertible into
                  Molex Inc.), 5.61%, 12/14/07(4)                       13,682,500
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.3%
         514,000  Bank of America N.A., (convertible into
                  Wal-Mart Stores, Inc.), 4.84%, 11/7/07
                  (Acquired 5/2/07, Cost $24,954,700)(3)(4)             22,721,881
       1,137,000  Bank of America N.A., (convertible into
                  Wal-Mart Stores, Inc.), 9.40%, 12/15/08(4)            50,705,652
         422,500  Wachovia Bank N.A., (convertible into Wal-Mart
                  Stores, Inc.), 4.10%, 12/5/07 (Acquired
                  5/30/07, Cost $19,730,750)(3)(4)                      18,566,763
                                                                    --------------
                                                                        91,994,296
                                                                    --------------

------
8

Equity Income

Shares/Principal Amount                                                      Value

FOOD PRODUCTS -- 0.3%
       $ 189,000  Deutsche Bank AG (London), (convertible into
                  Hershey Co. (The)), 5.31%, 11/20/07 (Acquired
                  5/10/07, Cost $10,001,880)(3)(4)                     $ 8,885,835
         227,000  Deutsche Bank AG (London), (convertible into
                  Hershey Co. (The)), 5.91%, 1/18/08 (Acquired
                  7/19/07, Cost $10,998,150)(3)(4)                      10,762,978
                                                                    --------------
                                                                        19,648,813
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
       3,017,000  LifePoint Hospitals Inc., 3.50%, 5/15/14               2,700,215
     126,287,000  Lincare Holdings Inc., 3.00%, 6/15/33                125,339,848
                                                                    --------------
                                                                       128,040,063
                                                                    --------------
INSURANCE -- 1.1%
         611,700  Allegro Investment Corp. SA (convertible into
                  Marsh & McLennan Companies, Inc.), 11.70%,
                  2/8/08 (Acquired 8/3/07, Cost
                  $16,944,090)(3)(4)                                    16,444,020
         861,400  Deutsche Bank AG (London), (convertible into
                  Marsh & McLennan Companies, Inc.), 7.28%,
                  3/6/08 (Acquired 9/6/07, Cost
                  $22,999,380)(3)(4)                                    22,451,098
         743,000  Lehman Brothers Holdings Inc., (convertible
                  into Marsh & McLennan Companies, Inc.),
                  12.50%, 2/14/08 (Acquired 8/7/07, Cost
                  $19,793,520)(3)(4)                                    19,459,170
         344,000  Morgan Stanley, (convertible into American
                  International Group, Inc.), 3.30%, 11/19/07
                  (Acquired 5/11/07, Cost $25,019,120)(3)(4)            23,376,518
                                                                    --------------
                                                                        81,730,806
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
      25,000,000  Invitrogen Corp., 3.25%, 6/15/25                      27,000,000
                                                                    --------------

Shares/Principal Amount                                                      Value

OIL, GAS & CONSUMABLE FUELS -- 4.4%
    $ 40,258,000  Devon Energy Corporation, (convertible into
                  Chevron Corp.), 4.90%, 8/15/08(4)                   $ 70,501,823
      40,257,000  Devon Energy Corporation, (convertible into
                  Chevron Corp.), 4.95%, 8/15/08(4)                     70,500,072
     135,390,000  Peabody Energy Corp., 4.75%, 12/15/66(1)(5)          142,836,449
      19,686,000  St. Mary Land & Exploration Co., 3.50%, 4/1/27        19,218,458
                                                                    --------------
                                                                       303,056,802
                                                                    --------------
PHARMACEUTICALS -- 0.4%
         821,700  Wachovia Bank N.A. (convertible into
                  Bristol-Myers Squibb Co.), 10.75%, 1/31/08
                  (Acquired 7/26/07, Cost $24,922,161)(3)(4)            24,277,127
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
      76,143,000  Intel Corp., 2.95%, 12/15/35                          79,188,720
                                                                    --------------
SPECIALTY RETAIL -- 0.3%
         840,000  Morgan Stanley, (convertible into Lowe's
                  Companies, Inc.), 9.00%, 4/2/08 (Acquired
                  9/25/07, Cost $24,194,352)(3)(4)(6)                   23,973,601
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
       2,272,700  Credit Suisse New York, (convertible into
                  Sprint Nextel Corp.), 5.18%, 3/14/08(4)               42,454,036
                                                                    --------------
TOTAL CONVERTIBLE BONDS
(Cost $887,789,072)                                                    970,545,797
                                                                    --------------

Convertible Preferred Stocks -- 5.5%

AEROSPACE & DEFENSE -- 1.2%
         574,500  Northrop Grumman Corp., 7.00%, 4/4/21                 82,986,525
                                                                    --------------
HOUSEHOLD DURABLES -- 0.7%
       1,038,900  Newell Financial Trust I, 5.25%, 12/1/27              48,698,438
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 3.6%
           2,520  Fannie Mae, 5.375%, 1/5/08                           247,090,744
                                                                    --------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $366,887,043)                                                    378,775,707
                                                                    --------------

------
9

Equity Income

Shares/Principal Amount                                                      Value

Temporary Cash Investments -- 2.9%

    $ 80,500,000  FHLB Discount Notes, 4.00%, 10/1/07(7)              $ 80,500,000

Repurchase Agreement, Merrill Lynch & Co., Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 4/15/11, valued at
$121,825,870), in a joint trading account at 3.75%, dated
9/28/07, due 10/1/07 (Delivery value $119,237,250)                     119,200,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $199,700,000)                                                    199,700,000
                                                                    --------------

Shares/Principal Amount                                                      Value

Temporary Cash Investments -- Securities Lending Collateral(8) -- 2.1%

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $141,540,197)
(Cost $141,479,479)                                                  $ 141,479,479
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 103.3%
(Cost $6,459,188,595)                                                7,088,311,723
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (3.3)%                               (226,952,862)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $6,861,358,861
                                                                    ==============

Forward Foreign Currency Exchange Contracts
                                                                 Unrealized Gain
       Contracts to Sell         Settlement Date      Value           (Loss)

     148,601,745  GBP for USD       10/31/07       $303,755,876      $(4,238,657)

   1,366,285,050  JPY for USD       10/31/07         11,949,661          (65,511)
                                                   ------------     -------------
                                                   $315,705,537      $(4,304,168)
                                                   ============     =============

(Value on Settlement Date $311,401,369)

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

GBP = British Pound

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of September 30, 2007.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2007, was
$261,013,128, which represented 3.8% of total net assets.

(4) Equity-linked debt security. The aggregated value of these securities at
September 30, 2007, was $542,404,357, which represented 7.9% of total net assets.

(5) Security, or a portion thereof, has been segregated for when-issued securities.

(6) When-issued security.

(7) The rate indicated is the yield to maturity at purchase.

(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
10

PERFORMANCE
Value

Total Returns as of September 30, 2007
                                                 Average Annual Returns
                          6                             10        Since     Inception
                          months(1)   1 year   5 years  years   Inception      Date

INVESTOR CLASS              3.90%     12.11%   15.76%   8.76%     12.40%      9/1/93

RUSSELL 3000 VALUE
INDEX(2)                    3.90%     13.73%   18.10%   8.84%   12.02%(3)       --

S&P 500 INDEX(2)            8.44%     16.44%   15.45%   6.57%   10.84%(3)       --

LIPPER MULTI-CAP VALUE
FUNDS INDEX(2)              4.13%     12.73%   16.62%   7.49%   10.79%(3)       --

Institutional Class         4.00%     12.32%   16.01%   8.99%     9.42%      7/31/97

A Class(4)
 No sales charge*           3.64%     11.69%   15.44%   8.48%     10.76%
 With sales charge*         -2.27%     5.31%   14.09%   7.85%     10.16%     10/2/96

B Class
 No sales charge*           3.26%     10.88%     --       --      14.65%
 With sales charge*         -1.74%     6.88%     --       --      14.39%     1/31/03

C Class
 No sales charge*           3.28%     10.95%   14.59%     --      8.09%
 With sales charge*         2.28%     10.95%   14.59%     --      8.09%       6/4/01

R Class                     3.64%     11.56%     --       --      10.58%     7/29/05

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

Value

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
               1998     1999     2000      2001      2002     2003     2004    2005     2006     2007

Investor
Class         -5.98%   12.04%    2.95%    12.36%    -8.55%   23.02%   19.56%   9.96%   14.69%   12.11%

Russell
3000 Value
Index          1.96%   17.64%    9.35%    -7.98%   -15.89%   24.89%   20.89%  16.78%   14.55%   13.73%

S&P 500
Index          9.05%   27.80%   13.28%   -26.62%   -20.49%   24.40%   13.87%  12.25%   10.79%   16.44%

Lipper
Multi-Cap
Value Funds
Index         -7.19%   15.36%   10.61%    -6.04%   -14.25%   27.08%   17.61%  15.42%   10.94%   12.73%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
12

PORTFOLIO COMMENTARY
Value

Portfolio Managers: Scott Moore, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

Value gained 3.90%* for the six months ended September 30, 2007. By comparison, the Lipper Multi-Cap Value Funds Index and the median for
Morningstar's Large Cap Value category (whose performance, like Value's, reflects fund operating expenses) advanced 4.13% and 5.54%,** respectively.
Two market indices -- the Russell 3000 Value Index and the S&P 500 Index --
gained 3.90% and 8.44%, respectively. The portfolio's returns reflect operating expenses, while the indices' returns do not.

The portfolio's return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. Against that market backdrop, Value benefited from strong stock selection. In addition, during the reporting period, the portfolio's small portion of international holdings also contributed to results.

Over time, our disciplined investment approach has provided longer-term investors with solid performance. Since Value's inception on September 1,
1993, the portfolio has produced an average annualized return of 12.40%, topping the returns for that period for the Lipper Multi-Cap Value Funds
Index, Morningstar's Large Cap Value category median, the Russell 3000 Value
Index, and the S&P 500 (see the performance information on pages 11 - 12).

INFORMATION TECHNOLOGY CONTRIBUTED

Strong stock selection in the information technology sector lifted results.
One of our top holdings was Intel Corp., the largest semiconductor manufacturer in the world. The company's stock rose 36% over the period as it leveraged its technology leadership and superior product line in response to better-than-expected global demand for computing products. Intel is also moving into the mobile internet device market. Meanwhile, technology giant IBM continued to gain market share for virtually all its products and services and appears well-positioned to take advantage of significant technology trends.

CONSUMER STAPLES OFFERED REWARDS

Another positive for performance was our position in consumer staples companies. Especially beneficial was our overweight allocation to food and beverage retailers,

Top Ten Holdings as of September 30, 2007
                                   % of net       % of net
                                 assets as of   assets as of
                                    9/30/07        3/31/07
Freddie Mac                          4.2%           3.6%
SunTrust Banks, Inc.                 3.7%           1.5%
Bank of America Corp.                3.7%           4.7%
Kraft Foods Inc. Cl A                3.3%           3.7%
BP plc ADR                           3.1%           3.0%
Ambac Financial Group, Inc.          3.0%           1.3%
MGIC Investment Corp.                3.0%           2.3%
General Electric Co.                 2.7%           4.9%
Pfizer Inc.                          2.5%           2.1%
Johnson & Johnson                    2.2%           1.1%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were 14.37%,
15.93% and 7.26% for the one-, five- and ten-year periods ended September 30,
2007, respectively, and 10.72% since the fund's inception. ©2007 Morningstar,
Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.
Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
13

Value

which also provided two of the portfolio's strongest contributors -- Coca-Cola
Enterprises and Kraft.

Coca-Cola Enterprises manufactures and distributes Coca-Cola and other beverages in the United States, Great Britain, and parts of Europe. Its stock price has responded well to the company's cost-cutting efforts, additional brands to distribute, and -- despite slowing European sales -- strong earnings. Kraft, the largest branded food company in the U.S., added to results as its stock began to trade on its own fundamentals after the company's spinoff from Altria Group. Kraft has invested in new product development, improved marketing, and is considering the divestiture of non-core businesses.

ENERGY POSITION HAMPERED RESULTS

The portfolio's underweight position in the energy sector -- the best performer in the benchmark -- was a drag on results. Because of valuations, we did not own some major oil refiners, such as ConocoPhillips and Occidental
Petroleum, that boosted the benchmark's performance. Our relative progress was also slowed by an underweight position in Exxon Mobil, which was up more than
23%.

ALLOCATION TO FINANCIALS DETRACTED

The portfolio's allocation to the financials sector slowed its progress.
Detracting was our overweight position in thrifts -- specifically MGIC
Investment Corporation, the nation's largest private mortgage insurer. The company's stock was hurt by the housing slowdown and by significant financial losses from a joint venture involved in restructuring subprime mortgages.

The portfolio's mix of insurance stocks was also a drag on results. A top detractor was Ambac Financial Group, a leading municipal bond insurer. Its stock declined on concern about bond insurers in general and fears about the company's exposure to subprime loans.

STARTING POINT FOR NEXT REPORTING PERIOD

Your management team follows a disciplined, bottom-up process, selecting securities one at a time for the portfolio. As of September 30, 2007, we continued to see opportunities in consumer staples and health care companies, reflected by our overweight positions in these sectors relative to the benchmark. Our valuation work contributed to our smaller weightings in financials, energy, and telecommunications stocks.

Top Five Industries as of September 30, 2007
                                       % of net       % of net
                                     assets as of   assets as of
                                        9/30/07        3/31/07
Insurance                                9.8%           8.4%
Food Products                            9.0%           8.7%
Commercial Banks                         7.9%           6.4%
Thrifts & Mortgage Finance               7.2%           7.1%
Oil, Gas & Consumable Fuels              6.3%           6.5%

Types of Investments in Portfolio
                                       % of net       % of net
                                     assets as of   assets as of
                                        9/30/07        3/31/07
Domestic Common Stocks                   90.4%          92.4%
Foreign Common Stocks(1)                 7.6%           5.1%
TOTAL COMMON STOCKS                      98.0%          97.5%
Temporary Cash Investments               1.0%           2.3%
Other Assets and Liabilities(2)          1.0%           0.2%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

------
14

SCHEDULE OF INVESTMENTS
Value

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.0%

AIR FREIGHT & LOGISTICS -- 1.5%
           599,500  United Parcel Service, Inc. Cl B                  $ 45,022,450
                                                                    --------------
AIRLINES -- 1.8%
         3,669,800  Southwest Airlines Co.                              54,313,040
                                                                    --------------
AUTO COMPONENTS -- 0.8%
           395,800  Autoliv, Inc.                                       23,649,050
                                                                    --------------
AUTOMOBILES -- 1.4%
           692,700  Toyota Motor Corp. ORD                              40,926,374
                                                                    --------------
BEVERAGES -- 1.7%
           875,200  Anheuser-Busch Companies, Inc.                      43,751,248
           347,000  Coca-Cola Enterprises Inc.                           8,404,340
                                                                    --------------
                                                                        52,155,588
                                                                    --------------
BIOTECHNOLOGY -- 0.7%
           380,700  Amgen Inc.(1)                                       21,536,199
                                                                    --------------
BUILDING PRODUCTS -- 0.8%
         1,037,300  Masco Corp.                                         24,034,241
                                                                    --------------
CAPITAL MARKETS -- 1.4%
           182,600  Bear Stearns Companies Inc. (The)                   22,425,106
           268,400  Merrill Lynch & Co., Inc.                           19,131,552
                                                                    --------------
                                                                        41,556,658
                                                                    --------------
CHEMICALS -- 0.9%
           168,500  du Pont (E.I.) de Nemours & Co.                      8,350,860
           261,300  Minerals Technologies Inc.                          17,507,100
                                                                    --------------
                                                                        25,857,960
                                                                    --------------
COMMERCIAL BANKS -- 7.9%
           567,800  BB&T Corporation                                    22,933,442
           884,700  Marshall & Ilsley Corp.                             38,723,319
         1,990,300  South Financial Group Inc. (The)(2)                 45,259,422
         1,484,400  SunTrust Banks, Inc.                               112,324,548
           615,300  U.S. Bancorp                                        20,015,709
                                                                    --------------
                                                                       239,256,440
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
           147,800  Avery Dennison Corp.                                 8,427,556
           735,100  Pitney Bowes, Inc.                                  33,388,242
           597,700  Republic Services, Inc.                             19,550,767
           668,000  Waste Management, Inc.                              25,210,320
                                                                    --------------
                                                                        86,576,885
                                                                    --------------

Shares                                                                       Value

COMMUNICATIONS EQUIPMENT -- 0.3%
           452,600  Motorola, Inc.                                     $ 8,386,678
                                                                    --------------
CONTAINERS & PACKAGING -- 1.6%
         1,658,200  Bemis Co., Inc.                                     48,270,202
                                                                    --------------
DISTRIBUTORS -- 0.2%
           147,800  Genuine Parts Company                                7,390,000
                                                                    --------------
DIVERSIFIED -- 1.4%
           273,000  Standard and Poor's 500 Depositary Receipt(2)       41,670,720
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
         2,192,100  Bank of America Corp.                              110,196,867
           633,200  Citigroup Inc.                                      29,551,444
                                                                    --------------
                                                                       139,748,311
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
         1,254,700  AT&T Inc.                                           53,086,357
           528,400  Verizon Communications Inc.                         23,397,552
                                                                    --------------
                                                                        76,483,909
                                                                    --------------
ELECTRIC UTILITIES -- 1.5%
         1,009,800  Duke Energy Corp.                                   18,873,162
           819,100  IDACORP, Inc.(2)                                    26,817,334
                                                                    --------------
                                                                        45,690,496
                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.6%
           329,500  Hubbell Inc. Cl B                                   18,821,040
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
         1,532,800  Molex Inc.                                          41,278,304
         1,097,700  Tyco Electronics Ltd.                               38,891,511
                                                                    --------------
                                                                        80,169,815
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.7%
         1,181,200  Wal-Mart Stores, Inc.                               51,559,380
                                                                    --------------
FOOD PRODUCTS -- 9.0%
           630,500  Campbell Soup Co.                                   23,328,500
         1,281,700  ConAgra Foods, Inc.                                 33,490,821
           304,700  General Mills, Inc.                                 17,675,647
         1,165,700  H.J. Heinz Co.                                      53,855,340
           526,100  Hershey Co. (The)                                   24,416,301
         2,866,900  Kraft Foods Inc. Cl A                               98,936,719
           671,100  Unilever N.V. New York Shares                       20,703,435
                                                                    --------------
                                                                       272,406,763
                                                                    --------------
GAS UTILITIES -- 0.6%
           553,200  WGL Holdings Inc.(2)                                18,747,948
                                                                    --------------

------
15

Value

Shares                                                                       Value

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
           376,200  Beckman Coulter, Inc.                             $ 27,748,512
           579,400  Covidien Ltd.(1)                                    24,045,100
         1,010,320  Symmetry Medical Inc.(1)                            16,872,344
                                                                    --------------
                                                                        68,665,956
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
           489,700  LifePoint Hospitals Inc.(1)                         14,695,897
           398,500  Universal Health Services, Inc. Cl B                21,686,370
                                                                    --------------
                                                                        36,382,267
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
           659,500  International Speedway Corp.                        30,244,670
         1,052,200  Speedway Motorsports Inc.(2)                        38,931,400
                                                                    --------------
                                                                        69,176,070
                                                                    --------------
HOUSEHOLD PRODUCTS -- 2.3%
           333,700  Clorox Company                                      20,352,363
           707,500  Kimberly-Clark Corp.                                49,708,950
                                                                    --------------
                                                                        70,061,313
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 2.7%
         1,968,600  General Electric Co.                                81,500,040
                                                                    --------------
INSURANCE -- 9.8%
           258,100  Allstate Corp.                                      14,760,739
         1,439,900  Ambac Financial Group, Inc.(2)                      90,584,109
           709,200  American International Group, Inc.                  47,977,380
           501,600  Chubb Corp.                                         26,905,824
         1,653,300  Genworth Financial Inc. Cl A                        50,805,909
         2,045,300  Marsh & McLennan Companies, Inc.                    52,155,150
           205,800  MBIA Inc.                                           12,564,090
                                                                    --------------
                                                                       295,753,201
                                                                    --------------
IT SERVICES -- 0.4%
            97,400  International Business Machines Corp.               11,473,720
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
           204,400  Polaris Industries Inc.(2)                           8,915,928
           304,300  RC2 Corp.(1)                                         8,426,067
                                                                    --------------
                                                                        17,341,995
                                                                    --------------
METALS & MINING -- 0.4%
           270,900  Newmont Mining Corporation                          12,117,357
                                                                    --------------

Shares                                                                       Value

MULTI-UTILITIES -- 4.7%
           329,600  Ameren Corp.                                      $ 17,304,000
           308,200  Consolidated Edison, Inc.                           14,269,660
         2,135,500  Puget Energy, Inc.                                  52,255,685
           844,500  Wisconsin Energy Corp.                              38,027,835
           930,900  XCEL Energy Inc.                                    20,051,586
                                                                    --------------
                                                                       141,908,766
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 6.3%
           159,800  Apache Corp.                                        14,391,590
         1,338,300  BP plc ADR                                          92,811,105
            90,700  Chevron Corp.                                        8,487,706
           334,700  Equitable Resources Inc.                            17,360,889
           481,300  Exxon Mobil Corp.                                   44,549,128
           139,500  Royal Dutch Shell plc ADR                           11,464,110
                                                                    --------------
                                                                       189,064,528
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.8%
           327,000  Weyerhaeuser Co.                                    23,642,100
                                                                    --------------
PERSONAL PRODUCTS -- 0.3%
           212,100  Estee Lauder Companies, Inc. (The) Cl A              9,005,766
                                                                    --------------
PHARMACEUTICALS -- 6.0%
           223,500  Abbott Laboratories                                 11,984,070
           412,700  Bristol-Myers Squibb Co.                            11,894,014
           253,500  Eli Lilly and Company                               14,431,755
         1,004,600  Johnson & Johnson                                   66,002,220
         3,121,700  Pfizer Inc.                                         76,263,130
                                                                    --------------
                                                                       180,575,189
                                                                    --------------
ROAD & RAIL -- 0.5%
           965,800  Heartland Express, Inc.(2)                          13,791,624
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
           781,800  Intel Corp.                                         20,217,348
                                                                    --------------
SPECIALTY RETAIL -- 1.1%
           350,000  Home Depot, Inc. (The)                              11,354,000
           827,500  Lowe's Companies, Inc.                              23,186,550
                                                                    --------------
                                                                        34,540,550
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 7.2%
         2,136,600  Freddie Mac                                        126,080,766
         2,788,500  MGIC Investment Corp.(2)                            90,096,435
                                                                    --------------
                                                                       216,177,201
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $2,774,355,709)                                                2,955,625,138
                                                                    --------------

------
16

Value

Shares                                                                       Value

Temporary Cash Investments -- 1.0%

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 0.875%,
4/15/10, valued at $34,612,630), in a joint trading account at
3.80%, dated 9/28/07, due 10/1/07 (Delivery value $30,809,753)
(Cost $30,800,000)                                                    $ 30,800,000
                                                                    --------------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 5.9%

Repurchase Agreement, Citigroup Global Markets Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.00%, dated 9/28/07,
due 10/1/07 (Delivery value $165,068,750)                              165,000,000

Shares                                                                       Value

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $13,135,801)                                          $ 13,130,166
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $178,130,166)                                                    178,130,166
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 104.9%
(Cost $2,983,285,875)                                                3,164,555,304
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (4.9)%                               (148,635,258)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $3,015,920,046
                                                                    ==============

Forward Foreign Currency Exchange Contracts
                                    Settlement                      Unrealized
        Contracts to Sell              Date          Value         Gain (Loss)

       22,810,755  Euro for USD      10/31/07      $ 32,574,933       $ (336,721)

       47,060,571  GBP for USD       10/31/07        96,196,212       (1,342,337)

    3,679,622,400  JPY for USD       10/31/07        32,182,332         (176,431)
                                                   ------------      ------------
                                                   $160,953,477      $(1,855,489)
                                                   ============      ============

(Value on Settlement Date $159,097,988)

Notes to Schedule of Investments

ADR = American Depositary Receipt

GBP = British Pound

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
17

PERFORMANCE
Large Company Value

Total Returns as of September 30, 2007
                                                    Average Annual
                                                        Returns
                                                              Since     Inception
                           6 months(1)  1 year   5 years    Inception      Date

INVESTOR CLASS                5.44%     13.15%    16.25%      7.89%      7/30/99

RUSSELL 1000 VALUE
INDEX(2)                      4.67%     14.45%    18.07%      7.14%         --

S&P 500 INDEX(2)              8.44%     16.44%    15.45%      3.38%         --

Institutional Class           5.54%     13.38%    16.48%      8.82%      8/10/01

Advisor Class                 5.31%     12.87%    15.96%      9.80%      10/26/00

A Class
 No sales charge*             5.17%     12.71%      --       15.51%
 With sales charge*          -0.86%      6.20%      --       14.07%      1/31/03

B Class
 No sales charge*             4.90%     11.99%      --       14.72%
 With sales charge*          -0.10%      7.99%      --       14.46%      1/31/03

C Class
 No sales charge*             4.91%     12.03%    15.11%      8.88%
 With sales charge*           3.91%     12.03%    15.11%      8.88%      11/7/01

R Class                       5.04%     12.59%      --       13.20%      8/29/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
18

Large Company Value

Growth of $10,000 Over Life of Class

$10,000 investment made July 30, 1999

One-Year Returns Over Life of Class
Periods ended September 30
              1999*     2000     2001      2002      2003     2004     2005    2006     2007

Investor
Class         -8.56%   5.67%    4.99%     -13.70%   23.93%   18.84%   12.38%  13.42%   13.15%

Russell
1000 Value
Index         -7.08%   8.91%    -8.91%    -16.95%   24.37%   20.52%   16.69%  14.62%   14.45%

S&P 500
Index         -3.22%   13.28%  -26.62%    -20.49%   24.40%   13.87%   12.25%  10.79%   16.44%

* From 7/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
19

PORTFOLIO COMMENTARY
Large Company Value

Portfolio Managers: Chuck Ritter and Brendan Healy

PERFORMANCE SUMMARY

Large Company Value gained 5.44%* for the six months ended September 30, 2007.
By comparison, its benchmark, the Russell 1000 Value Index, advanced 4.67%.
The broader market, as measured by the S&P 500 Index, returned 8.44%. The portfolio's returns reflect operating expenses, while the indices' returns do not. The median return for Morningstar's Large Cap Value category (whose performance, like Large Company Value's, reflects operating expenses) was
5.54%.**

The portfolio's solid return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. In the volatility that characterized the second half of the period, they gravitated toward higher-quality names. Mega-cap stocks (shares of especially large companies)
found greater favor with investors. The shift benefited the portfolio because we typically hold a higher percentage of these companies than the benchmark.

Over time, our disciplined investment approach has provided longer-term investors with solid performance. Since Large Company Value's inception on
July 30, 1999, the portfolio has produced an average annualized return of
7.89%, topping the returns for the Morningstar's Large Cap Value category median, Russell 1000 Value Index, and the S&P 500 for that period (see performance information on pages 18 - 19).

INFORMATION TECHNOLOGY CONTRIBUTED

The portfolio benefited from strong stock selection in the information technology sector, with most of the gains coming from large leading technology companies, such as Hewlett-Packard, IBM, Intel, and Oracle. Hewlett-Packard
was up 24% over the period. The company continued to gain ground in the PC market and moved into high-end enterprise printing equipment. Meanwhile, IBM continued to capture market share for virtually all its products and services.

ENERGY BOOSTED RESULTS

Our holdings in the energy sector, which led all others in the benchmark, added significantly to total return. Because of valuations, we have been selective about our investments, and over the period our mix of multi-national integrated oil companies, such as Chevron and ConocoPhillips, worked in our favor. A significant performer

Top Ten Holdings as of September 30, 2007
                                 % of net       % of net
                               assets as of   assets as of
                                  9/30/07        3/31/07
Exxon Mobil Corp.                  5.2%           4.8%
Citigroup Inc.                     4.5%           4.6%
Bank of America Corp.              3.4%           3.3%
Chevron Corp.                      3.2%           3.0%
AT&T Inc.                          3.1%           3.1%
Royal Dutch Shell plc ADR          2.9%           2.6%
General Electric Co.               2.4%           1.7%
JPMorgan Chase & Co.               2.3%           2.3%
Freddie Mac                        2.2%           2.3%
ConocoPhillips                     2.2%           1.9%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were 14.37%
and 15.93% for the one- and five-year periods ended September 30, 2007, respectively, and 6.19% since the fund's inception. ©2007 Morningstar, Inc.
All Rights Reserved. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.
Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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20

Large Company Value

was Europe's largest integrated oil company, Royal Dutch Shell plc. Royal
Dutch reported robust second-quarter earnings and continues to make capital investments in unconventional oil projects.

UTILITIES HOLDINGS ADDED VALUE

Utilities stocks continued to trade near historically high price-to-earnings ratios, making many of them unattractive to us. Strong stock selection, however, identified two top performers -- PPL Corp. and Exelon. A low-cost producer of nuclear- and coal-generated energy, PPL produces and delivers electricity to customers in the U.S., the U.K. and Latin America. The company reported solid 2006 earnings and reaffirmed its positive outlook for 2007.
Exelon, which distributes electricity to customers in Illinois and
Pennsylvania and gas to customers in the Philadelphia area, is the nation's largest nuclear generator.

CONSUMER DISCRETIONARY DETRACTED

Holdings in the consumer discretionary sector, particularly among retailers and media companies, hampered performance. A top detractor was apparel manufacturer Liz Claiborne. We liquidated our position after the company reported disappointing first-quarter results and dramatically lowered earnings guidance. Another detractor was publishing and broadcasting company Gannett, which experienced a drop in total advertising revenue.

FINANCIALS HELD A TOP DETRACTOR

Although it was a relatively small weighting, MGIC Investment Corporation was one of our largest detractors. MGIC, the nation's largest private mortgage insurer, was hampered by the housing slowdown and significant financial losses from a joint venture involved in restructuring subprime mortgages.

STARTING POINT FOR NEXT REPORTING PERIOD

As bottom-up investment managers, we evaluate each company individually and build the portfolio one stock at a time. As of September 30, 2007, Large
Company Value was broadly diversified, with continued overweight positions in the information technology and health care sectors. Our valuation work contributed to our smaller relative weightings in utilities stocks. We have also continued to find greater value opportunities among mega-cap stocks and have maintained our bias toward these firms.

Top Five Industries as of September 30, 2007
                                        % of net       % of net
                                      assets as of   assets as of
                                         9/30/07        3/31/07
Oil, Gas & Consumable Fuels               13.9%          13.1%
Diversified Financial Services            10.2%          10.3%
Pharmaceuticals                           7.5%           7.3%
Insurance                                 6.1%           6.2%
Commercial Banks                          6.0%           6.2%

Types of Investments in Portfolio
                                        % of net       % of net
                                      assets as of   assets as of
                                         9/30/07        3/31/07
Domestic Common Stocks & Futures          93.2%          90.6%
Foreign Common Stocks(1)                  4.4%           5.0%
TOTAL COMMON STOCKS                       97.6%          95.6%
Temporary Cash Investments                2.4%           4.3%
Other Assets and Liabilities(2)           --(3)          0.1%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

(3) Category is less than 0.05% of total net assets.

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21

SCHEDULE OF INVESTMENTS
Large Company Value

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 95.4%

AEROSPACE & DEFENSE -- 0.9%
              338,500  Northrop Grumman Corp.                         $ 26,403,000
                                                                    --------------
BEVERAGES -- 2.1%
              605,700  Coca-Cola Company (The)                          34,809,579
              657,100  Pepsi Bottling Group Inc.                        24,424,407
                                                                    --------------
                                                                        59,233,986
                                                                    --------------
BIOTECHNOLOGY -- 0.6%
              274,300  Amgen Inc.(1)                                    15,517,151
                                                                    --------------
CAPITAL MARKETS -- 3.6%
              614,500  Bank of New York Mellon Corp. (The)              27,124,030
              560,100  Merrill Lynch & Co., Inc.                        39,923,928
              584,800  Morgan Stanley                                   36,842,400
                                                                    --------------
                                                                       103,890,358
                                                                    --------------
CHEMICALS -- 2.2%
              531,700  du Pont (E.I.) de Nemours & Co.                  26,351,052
              459,000  PPG Industries, Inc.                             34,677,450
                                                                    --------------
                                                                        61,028,502
                                                                    --------------
COMMERCIAL BANKS -- 6.0%
              467,000  National City Corp.                              11,717,030
              252,600  PNC Financial Services Group                     17,202,060
            1,118,100  U.S. Bancorp                                     36,371,793
              866,000  Wachovia Corp.                                   43,429,900
            1,712,600  Wells Fargo & Co.                                61,002,812
                                                                    --------------
                                                                       169,723,595
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
              113,100  Avery Dennison Corp.                              6,448,962
              456,600  R.R. Donnelley & Sons Company                    16,693,307
              444,100  Waste Management, Inc.                           16,760,334
                                                                    --------------
                                                                        39,902,603
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.3%
              389,300  Motorola, Inc.                                    7,213,729
                                                                    --------------
COMPUTERS & PERIPHERALS -- 1.4%
              802,900  Hewlett-Packard Co.                              39,976,391
                                                                    --------------
CONSUMER FINANCE -- 0.3%
              331,900  Discover Financial Services(1)                    6,903,520
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
              697,500  H&R Block, Inc.(2)                               14,773,050
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 10.2%
            1,894,800  Bank of America Corp.                            95,251,596
            2,718,100  Citigroup Inc.                                  126,853,727
            1,449,100  JPMorgan Chase & Co.                             66,397,762
                                                                    --------------
                                                                       288,503,085
                                                                    --------------

Shares                                                                       Value

DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.6%
            2,079,300  AT&T Inc.                                      $ 87,975,183
              967,400  Verizon Communications Inc.                      42,836,472
                                                                    --------------
                                                                       130,811,655
                                                                    --------------
ELECTRIC UTILITIES -- 2.7%
              541,900  Exelon Corporation                               40,837,584
              737,800  PPL Corporation                                  34,160,140
                                                                    --------------
                                                                        74,997,724
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
              283,500  Tyco Electronics Ltd.                            10,044,405
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
               98,700  National Oilwell Varco, Inc.(1)                  14,262,150
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.6%
              629,900  Kroger Co. (The)                                 17,964,748
              650,400  Wal-Mart Stores, Inc.                            28,389,960
                                                                    --------------
                                                                        46,354,708
                                                                    --------------
FOOD PRODUCTS -- 1.1%
            1,000,700  Unilever N.V. New York Shares                    30,871,595
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
              253,800  Medtronic, Inc.                                  14,316,858
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
              153,000  Quest Diagnostics Inc.                            8,838,810
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
              386,900  McDonald's Corporation                           21,074,443
                                                                    --------------
HOUSEHOLD DURABLES -- 0.7%
              673,200  Newell Rubbermaid Inc.                           19,401,624
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
              166,500  NRG Energy Inc.(1)                                7,041,285
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 2.8%
            1,625,100  General Electric Co.                             67,279,140
              295,600  Tyco International Ltd.                          13,106,904
                                                                    --------------
                                                                        80,386,044
                                                                    --------------
INSURANCE -- 6.1%
              556,700  Allstate Corp.                                   31,837,673
              884,000  American International Group, Inc.               59,802,600
              338,500  Hartford Financial Services Group Inc.
                       (The)                                            31,328,175
              411,600  Loews Corp.                                      19,900,860
              543,500  Marsh & McLennan Companies, Inc.                 13,859,250
              267,000  Torchmark Corp.                                  16,639,440
                                                                    --------------
                                                                       173,367,998
                                                                    --------------

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22

Large Company Value

Shares                                                                       Value

IT SERVICES -- 1.6%
              216,600  Fiserv, Inc.(1)                                $ 11,016,276
              288,100  International Business Machines Corp.            33,938,180
                                                                    --------------
                                                                        44,954,456
                                                                    --------------
MACHINERY -- 3.5%
              228,400  Caterpillar Inc.                                 17,913,412
              106,300  Deere & Co.                                      15,777,046
              392,400  Dover Corp.                                      19,992,780
              460,600  Ingersoll-Rand Company Ltd. Cl A                 25,088,882
              183,200  Parker-Hannifin Corp.                            20,487,256
                                                                    --------------
                                                                        99,259,376
                                                                    --------------
MEDIA -- 3.2%
              626,600  Gannett Co., Inc.                                27,382,420
            2,185,800  Time Warner Inc.                                 40,131,288
              572,300  Viacom Inc. Cl B(1)                              22,302,531
                                                                    --------------
                                                                        89,816,239
                                                                    --------------
METALS & MINING -- 0.6%
              262,400  Nucor Corp.                                      15,604,928
                                                                    --------------
MULTILINE RETAIL -- 0.3%
              126,000  Kohl's Corp.(1)                                   7,223,580
                                                                    --------------
OFFICE ELECTRONICS -- 0.6%
              929,200  Xerox Corp.(1)                                   16,112,328
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 13.9%
              978,900  Chevron Corp.                                    91,605,462
              710,800  ConocoPhillips                                   62,386,916
              140,500  Devon Energy Corporation                         11,689,600
            1,583,100  Exxon Mobil Corp.                               146,531,736
              999,900  Royal Dutch Shell plc ADR                        82,171,782
                                                                    --------------
                                                                       394,385,496
                                                                    --------------
PAPER & FOREST PRODUCTS -- 1.1%
              408,200  Weyerhaeuser Co.                                 29,512,860
                                                                    --------------
PHARMACEUTICALS -- 7.5%
              722,800  Abbott Laboratories                              38,756,536
              333,000  Eli Lilly and Company                            18,957,690
              810,600  Johnson & Johnson                                53,256,420
              389,000  Merck & Co., Inc.                                20,107,410
            2,045,700  Pfizer Inc.                                      49,976,451
              692,900  Wyeth                                            30,868,695
                                                                    --------------
                                                                       211,923,202
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.8%
              495,300  Applied Materials, Inc.                          10,252,710
              504,900  Intel Corp.                                      13,056,714
                                                                    --------------
                                                                        23,309,424
                                                                    --------------

Shares                                                                       Value

SOFTWARE -- 2.2%
            1,477,200  Microsoft Corporation                          $ 43,518,312
              925,300  Oracle Corp.(1)                                  20,032,745
                                                                    --------------
                                                                        63,551,057
                                                                    --------------
SPECIALTY RETAIL -- 2.0%
              374,100  Best Buy Co., Inc.                               17,216,082
              844,600  Gap, Inc. (The)                                  15,574,424
              296,400  Home Depot, Inc. (The)                            9,615,216
              709,800  Staples, Inc.                                    15,253,602
                                                                    --------------
                                                                        57,659,324
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
              191,900  VF Corp.                                         15,495,925
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 3.8%
              160,100  Countrywide Financial Corp.                       3,043,501
            1,076,300  Freddie Mac                                      63,512,463
              427,200  MGIC Investment Corp.(2)                         13,802,832
              786,700  Washington Mutual, Inc.                          27,778,377
                                                                    --------------
                                                                       108,137,173
                                                                    --------------
TOBACCO -- 1.2%
              470,800  Altria Group Inc.                                32,734,724
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
            1,283,700  Sprint Nextel Corp.                              24,390,300
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $2,131,201,427)                                                2,698,908,661
                                                                    --------------

Principal Amount

Temporary Cash Investments -- 2.4%

          $69,100,000  FHLB Discount Notes, 4.00%, 10/1/07(3)
(Cost $69,100,000)                                                      69,100,000
                                                                    --------------

Temporary Cash Investments -- Segregated for Futures Contracts -- 2.2%

           61,600,000  FHLB Discount Notes, 4.00%, 10/1/07(3)
(Cost $61,600,000)                                                      61,600,000
                                                                    --------------

Temporary Cash Investments -- Securities Lending Collateral(4) -- 0.8%

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $22,311,524)
(Cost $22,301,953)                                                      22,301,953
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 100.8%
(Cost $2,284,203,380)                                                2,851,910,614
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (0.8)%                                (23,202,537)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $2,828,708,077
                                                                    ==============

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23

Large Company Value

Futures Contracts
                                                       Underlying Face    Unrealized Gain
       Contracts Purchased          Expiration Date    Amount at Value         (Loss)

   800  S&P 500 E-Mini Futures       December 2007       $61,600,000        $ 2,162,751
                                                      ================     ==============

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
24

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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25

                            Beginning     Ending        Expenses Paid
                             Account      Account          During          Annualized
                              Value        Value          Period(1)         Expense
                              4/1/07      9/30/07     4/1/07 - 9/30/07      Ratio(1)
Equity Income

ACTUAL
Investor Class                $1,000     $1,051.70          $4.92            0.96%
Institutional Class           $1,000     $1,052.80          $3.90            0.76%
A Class                       $1,000     $1,050.40          $6.20            1.21%
C Class                       $1,000     $1,046.50         $10.03            1.96%
R Class                       $1,000     $1,049.20          $7.48            1.46%

HYPOTHETICAL
Investor Class                $1,000     $1,020.20          $4.85            0.96%
Institutional Class           $1,000     $1,021.20          $3.84            0.76%
A Class                       $1,000     $1,018.95          $6.11            1.21%
B Class(2)                    $1,000     $1,015.20          $9.87            1.96%
C Class                       $1,000     $1,015.20          $9.87            1.96%
R Class                       $1,000     $1,017.70          $7.36            1.46%

Value

ACTUAL
Investor Class                $1,000     $1,039.00          $5.05            0.99%
Institutional Class           $1,000     $1,040.00          $4.03            0.79%
A Class                       $1,000     $1,036.40          $6.31            1.24%
B Class                       $1,000     $1,032.60         $10.11            1.99%
C Class                       $1,000     $1,032.80         $10.11            1.99%
R Class                       $1,000     $1,036.40          $7.59            1.49%

HYPOTHETICAL
Investor Class                $1,000     $1,020.05          $5.00            0.99%
Institutional Class           $1,000     $1,021.05          $3.99            0.79%
A Class                       $1,000     $1,018.80          $6.26            1.24%
B Class                       $1,000     $1,015.05         $10.02            1.99%
C Class                       $1,000     $1,015.05         $10.02            1.99%
R Class                       $1,000     $1,017.55          $7.52            1.49%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) The B Class commenced on September 28, 2007, the last business day in the period. No expenses were paid by the share class during the most recent fiscal half-year. Therefore, the actual expense example is not presented.

------
26

                       Beginning                      Expenses Paid
                        Account        Ending            During        Annualized
                         Value      Account Value        Period*         Expense
                         4/1/07        9/30/07      4/1/07 - 9/30/07     Ratio*
Large Company Value

ACTUAL
Investor Class           $1,000       $1,054.40           $4.26           0.83%
Institutional Class      $1,000       $1,055.40           $3.24           0.63%
Advisor Class            $1,000       $1,053.10           $5.54           1.08%
A Class                  $1,000       $1,051.70           $5.54           1.08%
B Class                  $1,000       $1,049.00           $9.37           1.83%
C Class                  $1,000       $1,049.10           $9.37           1.83%
R Class                  $1,000       $1,050.40           $6.82           1.33%

HYPOTHETICAL
Investor Class           $1,000       $1,020.85           $4.19           0.83%
Institutional Class      $1,000       $1,021.85           $3.18           0.63%
Advisor Class            $1,000       $1,019.60           $5.45           1.08%
A Class                  $1,000       $1,019.60           $5.45           1.08%
B Class                  $1,000       $1,015.85           $9.22           1.83%
C Class                  $1,000       $1,015.85           $9.22           1.83%
R Class                  $1,000       $1,018.35           $6.71           1.33%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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27

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)
                                                                        Large
                                  Equity Income        Value        Company Value
ASSETS

Investment securities --
unaffiliated, at value (cost
of $6,015,682,707,
$2,805,155,709 and
$2,261,901,427, respectively)
-- including $131,243,244,
$172,891,363 and $21,495,747
of securities on loan,
respectively                      $6,597,720,702   $2,986,425,138   $2,829,608,661

Investment securities --
affiliated, at value (cost of
$302,026,409, $- and $-,
respectively) -- including
$8,685,641, $- and $- of
securities on loan,
respectively                         349,111,542               --               --

Investments made with cash
collateral received for
securities on loan, at value
(cost of $141,479,479,
$178,130,166 and $22,301,953,
respectively)                        141,479,479      178,130,166       22,301,953
                                  --------------   --------------   --------------
Total investment securities,
at value (cost of
$6,459,188,595, $2,983,285,875
and $2,284,203,380,
respectively)                      7,088,311,723    3,164,555,304    2,851,910,614

Cash                                          --        2,262,718        4,312,752

Receivable for investments sold      138,650,125       70,729,399               --

Receivable for capital shares
sold                                      96,254              513           32,916

Dividends and interest
receivable                            23,157,284        4,459,647        2,929,485
                                  --------------   --------------   --------------
                                   7,250,215,386    3,242,007,581    2,859,185,767
                                  --------------   --------------   --------------

LIABILITIES

Disbursements in excess of
demand deposit cash                    2,688,040               --               --

Payable for collateral
received for securities on loan      141,479,479      178,130,166       22,301,953

Payable for investments
purchased                            129,106,274       43,526,186        5,472,516

Payable for forward foreign
currency exchange contracts            4,304,168        1,855,489               --

Payable for capital shares
redeemed                             105,555,763           75,985          555,708

Payable for variation margin
on futures contracts                          --               --          184,000

Accrued management fees                5,291,283        2,407,418        1,775,998

Distribution fees payable                112,487           22,174          108,649

Service fees (and distribution
fees - A Class and R Class)
payable                                  319,031           70,117           78,866
                                  --------------   --------------   --------------
                                     388,856,525      226,087,535       30,477,690
                                  --------------   --------------   --------------

NET ASSETS                        $6,861,358,861   $3,015,920,046   $2,828,708,077
                                  ==============   ==============   ==============

See Notes to Financial Statements.

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28

SEPTEMBER 30, 2007 (UNAUDITED)
                                                                        Large
                                  Equity Income        Value        Company Value
NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                          $5,806,788,050   $2,512,639,348   $2,193,085,117

Undistributed net investment
income                                24,374,423        8,228,598        1,591,183

Undistributed net realized
gain on investment and foreign
currency transactions                405,346,657      315,636,208       64,161,792

Net unrealized appreciation on
investments and translation of
assets and liabilities in
foreign currencies                   624,849,731      179,415,892      569,869,985
                                  --------------   --------------   --------------
                                  $6,861,358,861   $3,015,920,046   $2,828,708,077
                                  ==============   ==============   ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                        $4,829,660,190   $2,295,586,413   $1,606,771,713

Shares outstanding                   537,414,539      292,221,233      203,729,370

Net asset value per share                  $8.99            $7.86            $7.89

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                          $613,515,195     $378,796,990     $622,034,409

Shares outstanding                    68,240,184       48,159,154       78,874,743

Net asset value per share                  $8.99            $7.87            $7.89

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                   N/A              N/A     $259,912,837

Shares outstanding                           N/A              N/A       32,959,587

Net asset value per share                    N/A              N/A            $7.89

A CLASS, $0.01 PAR VALUE

Net assets                        $1,225,468,444     $312,577,268     $228,474,911

Shares outstanding                   136,352,565       39,800,059       28,947,082

Net asset value per share                  $8.99            $7.85            $7.89

Maximum offering price (net
asset value divided by 0.9425)             $9.54            $8.33            $8.37

B CLASS, $0.01 PAR VALUE

Net assets                               $25,000       $7,808,407      $17,485,593

Shares outstanding                         2,781          994,111        2,211,400

Net asset value per share                  $8.99            $7.85            $7.91

C CLASS, $0.01 PAR VALUE

Net assets                          $141,123,741      $20,223,466      $73,647,226

Shares outstanding                    15,701,589        2,591,811        9,340,482

Net asset value per share                  $8.99            $7.80            $7.88

R CLASS, $0.01 PAR VALUE

Net assets                           $51,566,291         $927,502      $20,381,388

Shares outstanding                     5,748,461          118,077        2,583,844

Net asset value per share                  $8.97            $7.86            $7.89

See Notes to Financial Statements.

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29

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
                                                                         Large
                                       Equity Income      Value      Company Value
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (including $5,750,242 from
affiliates in Equity Income and net
of foreign taxes withheld of
$210,384, $111,578 and $327,566,
respectively)                           $106,834,953   $ 37,528,677   $ 33,812,385

Interest                                  10,591,300      1,809,518      2,888,993

Securities lending                           373,942        168,005        347,251
                                        ------------   ------------   ------------
                                         117,800,195     39,506,200     37,048,629
                                        ------------   ------------   ------------

EXPENSES:

Management fees                           31,573,238     15,100,060     10,587,599

Distribution fees:

 Advisor Class                                    --             --        285,043

 A Class                                   1,394,215        267,912             --

 B Class                                          --         30,275         67,050

 C Class                                     512,056         82,501        281,695

Service fees:

 Advisor Class                                    --             --        285,043

 A Class                                   1,394,215        267,912             --

 B Class                                          --         10,092         22,350

 C Class                                     170,685         27,500         93,898

Distribution and service fees:

 Advisor Class                                    --             --         57,961

 A Class                                     296,264         68,980        300,487

 A Class (old) (Note 10)                          --         75,843             --

 R Class                                     124,620          1,571         49,380

Directors' fees and expenses                 106,361         41,048         40,386

Other expenses                               109,803         19,278          2,961
                                        ------------   ------------   ------------
                                          35,681,457     15,992,972     12,073,853
                                        ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS)              82,118,738     23,513,228     24,974,776
                                        ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions (including
$3,125,344 from affiliates in Equity
Income)                                  242,175,843    199,544,942     55,400,750

Foreign currency transactions           (11,217,658)    (6,868,452)             --
                                        ------------   ------------   ------------
                                         230,958,185    192,676,490     55,400,750
                                        ------------   ------------   ------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:

Investments                               35,596,348   (95,112,381)     65,638,207

Translation of assets and
liabilities in foreign currencies        (3,576,365)    (1,586,598)             --
                                        ------------   ------------   ------------
                                          32,019,983   (96,698,979)     65,638,207
                                        ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
(LOSS)                                   262,978,168     95,977,511    121,038,957
                                        ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        $345,096,906   $119,490,739   $146,013,733
                                        ============   ============   ============

See Notes to Financial Statements.

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30

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007
                                       Equity Income                         Value
Increase (Decrease) in Net
Assets                        Sept. 30, 2007   March 31, 2007   Sept. 30, 2007   March 31, 2007

OPERATIONS

Net investment income (loss)     $ 82,118,738    $ 136,128,614     $ 23,513,228     $ 46,539,323

Net realized gain (loss)          230,958,185      472,394,144      192,676,490      269,233,247

Change in net unrealized
appreciation (depreciation)        32,019,983      213,879,908     (96,698,979)       99,138,940
                               --------------   --------------   --------------   --------------
Net increase (decrease) in
net assets resulting from
operations                        345,096,906      822,402,666      119,490,739      414,911,510
                               --------------   --------------   --------------   --------------

DISTRIBUTIONS TO
SHAREHOLDERS

From net investment income:

 Investor Class                  (57,458,497)     (86,505,866)     (14,445,339)     (36,707,068)

 Institutional Class              (8,125,138)     (10,063,185)      (2,097,653)      (4,512,290)

 A Class                         (14,084,219)     (18,822,568)      (1,344,915)      (2,977,077)

 A Class (old) (Note 10)                   --               --        (132,911)        (857,715)

 B Class                                   --               --          (7,447)         (38,366)

 C Class                            (943,415)      (1,180,752)         (20,139)        (110,411)

 R Class                            (472,460)        (537,191)          (2,562)          (2,127)

From net realized gains:

 Investor Class                            --    (273,126,274)               --    (162,730,575)

 Institutional Class                       --     (29,014,951)               --     (18,000,178)

 A Class                                   --     (67,129,734)               --     (15,791,328)

 A Class (old) (Note 10)                   --               --               --      (4,409,698)

 B Class                                   --               --               --        (485,927)

 C Class                                   --      (7,091,506)               --      (1,407,351)

 R Class                                   --      (2,265,013)               --         (12,047)
                               --------------   --------------   --------------   --------------
Decrease in net assets from
distributions                    (81,083,729)    (495,737,040)     (18,050,966)    (248,042,158)
                               --------------   --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in
net assets from capital
share transactions              (197,288,091)    1,344,181,027    (219,963,600)      109,597,998
                               --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN
NET ASSETS                         66,725,086    1,670,846,653    (118,523,827)      276,467,350

NET ASSETS

Beginning of period             6,794,633,775    5,123,787,122    3,134,443,873    2,857,976,523
                               --------------   --------------   --------------   --------------
End of period                  $6,861,358,861   $6,794,633,775   $3,015,920,046   $3,134,443,873
                               ==============   ==============   ==============   ==============

Undistributed net
investment income                 $24,374,423      $23,339,414       $8,228,598       $2,766,336
                               ==============   ==============   ==============   ==============

See Notes to Financial Statements.

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31

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007
                                                        Large Company Value
Increase (Decrease) in Net Assets                 Sept. 30, 2007   March 31, 2007

OPERATIONS

Net investment income (loss)                         $ 24,974,776     $ 43,797,171

Net realized gain (loss)                               55,400,750       26,196,582

Change in net unrealized appreciation
(depreciation)                                         65,638,207      273,032,776
                                                   --------------   --------------
Net increase (decrease) in net assets
resulting from operations                             146,013,733      343,026,529
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                      (13,848,328)     (24,255,936)

 Institutional Class                                  (5,911,467)     (10,833,931)

 Advisor Class                                        (2,027,019)      (3,728,413)

 A Class                                              (1,792,049)      (3,616,661)

 B Class                                                 (68,535)        (136,165)

 C Class                                                (290,978)        (550,634)

 R Class                                                (126,577)        (187,796)

From net realized gains:

 Investor Class                                                --     (11,790,615)

 Institutional Class                                           --      (4,669,418)

 Advisor Class                                                 --      (2,125,865)

 A Class                                                       --      (1,905,560)

 B Class                                                       --        (142,111)

 C Class                                                       --        (577,104)

 R Class                                                       --        (124,357)
                                                   --------------   --------------
Decrease in net assets from distributions            (24,064,953)     (64,644,566)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                            (7,777,979)      286,653,972
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                 114,170,801      565,035,935

NET ASSETS

Beginning of period                                 2,714,537,276    2,149,501,341
                                                   --------------   --------------
End of period                                      $2,828,708,077   $2,714,537,276
                                                   ==============   ==============

Undistributed net investment income                    $1,591,183         $681,360
                                                   ==============   ==============

See Notes to Financial Statements.

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32

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income),
Value Fund (Value) and Large Company Value Fund (Large Company Value)
(collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Equity Income's investment objective is the production of current income; capital appreciation is a secondary objective. Equity Income pursues its investment objective by investing in securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. Value and
Large Company Value's investment objective is long-term capital growth. The production of income is a secondary objective. Value and Large Company Value seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies with small, medium, and large market capitalization and
Large Company Value invests in companies with larger market capitalization.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Income is authorized to issue the Investor Class, the
Institutional Class, the A Class (formerly Advisor Class), the B Class, the C
Class and the R Class. Value is authorized to issue the Investor Class, the
Institutional Class, the A Class (formerly Advisor Class) (see Note 10), the B
Class, the C Class and the R Class. Large Company Value is authorized to issue the Investor Class, the Institutional Class, the Advisor Class, the A Class,
the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Equity Income's B Class commenced on September 28, 2007, the last business day in the period. Financial Highlights are not presented for Equity Income's
B Class, as the class had no operating results since its commencement of sale.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

------
33

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked.
These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

------
34

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the A Class (formerly Advisor Class, also referred to as "A
Class (new)") shareholders of Equity Income and Value and the Advisor Class
shareholders of Large Company Value approved a change to the class's fee structure. The change was approved by the Board of Directors on November 29,
2006 and March 7, 2007. Effective September 4, 2007, the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Equity Income ranges from 0.80% to 1.00%
for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule for Value ranges from 0.85% to 1.00% for the Investor
Class, A Class, B Class, C Class and R Class. Prior to September 4, 2007, the

------
35

A Class (new) management fee was 0.25% less at each point within the range for
Equity Income and Value. The annual management fee schedule for Large Company
Value ranges from 0.70% to 0.90% for the Investor Class, Advisor Class, A
Class, B Class, C Class and R Class. Prior to September 4, 2007, the Advisor
Class was 0.25% less at each point within the range for Large Company Value.
The Institutional Class of each fund is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended September 30, 2007, was as follows:

                  Equity Income   Value   Large Company Value

Investor              0.96%       0.99%          0.83%
Institutional         0.76%       0.79%          0.63%
Advisor                N/A         N/A           0.62%
A                     0.75%       0.78%          0.83%
B                     0.96%       0.99%          0.83%
C                     0.96%       0.99%          0.83%
R                     0.96%       0.99%          0.83%

DISTRIBUTION AND SERVICE FEES -- For Equity Income and Value, the Board of
Directors has adopted a separate Master Distribution and Individual
Shareholder Services Plan for each of the A Class, B Class, C Class and R
Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services,
Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay
ACIS an annual distribution and service fee of 0.50%. Prior to September 4,
2007, the Board of Directors had adopted a Master Distribution and Shareholder
Services Plan for the A Class (new) for Equity Income and Value, pursuant to
Rule 12b-1 of the 1940 Act, in which the A Class (new) paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%.

For Large Company Value, the Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for each of the Advisor
Class, A Class, B Class, C Class and R Class (collectively the Large Company
Value plans), pursuant to Rule 12b-1 of the 1940 Act. The Large Company Value
plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. Prior to September 4, 2007, the Board of Directors had
adopted a Master Distribution and Shareholder Services Plan for the Advisor
Class which provided that the Advisor Class paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The Large Company Value plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The Large Company Value plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and prior to September 4, 2007, for A
Class (new) shares. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class (new), A Class (old), B Class, C Class and R Class
shares. Fees incurred under the plans during the six months ended September
30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

------
36

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2007, were as follows:

                          Equity Income        Value       Large Company Value

Purchases                $5,354,716,926   $2,491,487,553       $252,671,559
Proceeds from sales      $5,546,413,686   $2,696,043,947       $267,159,428

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                         Six months ended
                       September 30, 2007(1)          Year ended March 31, 2007
                      Shares          Amount           Shares           Amount
Equity Income

INVESTOR
CLASS/SHARES
AUTHORIZED         1,500,000,000                    1,360,000,000
                   =============                    =============

Sold                  50,987,746    $ 453,725,790     190,310,967   $ 1,637,151,978

Issued in
reinvestment of
distributions          5,969,337       52,636,347      38,604,239       331,069,234

Redeemed            (73,446,952)    (652,367,683)   (133,390,090)   (1,127,801,623)
                   -------------   --------------   -------------   ---------------
                    (16,489,869)    (146,005,546)      95,525,116       840,419,589
                   -------------   --------------   -------------   ---------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED           240,000,000                      125,000,000
                   =============                    =============

Sold                  17,672,349      157,195,287      27,716,304       235,066,960

Issued in
reinvestment of
distributions            876,384        7,728,096       4,398,103        37,748,723

Redeemed            (14,016,926)    (124,592,343)    (15,634,070)     (129,701,566)
                   -------------   --------------   -------------   ---------------
                       4,531,807       40,331,040      16,480,337       143,114,117
                   -------------   --------------   -------------   ---------------
A CLASS/SHARES
AUTHORIZED           475,000,000                      300,000,000
                   =============                    =============

Sold                  20,672,568      183,920,566      63,150,373       542,584,966

Issued in
reinvestment of
distributions          1,434,277       12,647,059       9,703,715        83,260,832

Redeemed            (33,846,868)    (302,084,613)    (36,128,442)     (306,093,143)
                   -------------   --------------   -------------   ---------------
                    (11,740,023)    (105,516,988)      36,725,646       319,752,655
                   -------------   --------------   -------------   ---------------
B CLASS/SHARES
AUTHORIZED            20,000,000                              N/A
                   =============

Sold                       2,781           25,000
                   -------------   --------------
C CLASS/SHARES
AUTHORIZED            50,000,000                       30,000,000
                   =============                    =============

Sold                   2,068,563       18,432,268       3,827,372        32,729,364

Issued in
reinvestment of
distributions             95,361          840,834         835,135         7,173,464

Redeemed             (1,175,454)     (10,442,786)     (2,097,020)      (17,745,905)
                   -------------   --------------   -------------   ---------------
                         988,470        8,830,316       2,565,487        22,156,923
                   -------------   --------------   -------------   ---------------
R CLASS/SHARES
AUTHORIZED            20,000,000                       10,000,000
                   =============                    =============

Sold                   1,186,765       10,593,512       2,794,448        23,866,772

Issued in
reinvestment of
distributions             52,812          464,612         323,510         2,772,472

Redeemed               (676,638)      (6,010,037)       (933,327)       (7,901,501)
                   -------------   --------------   -------------   ---------------
                         562,939        5,048,087       2,184,631        18,737,743
                   -------------   --------------   -------------   ---------------
Net increase
(decrease)          (22,143,895)   $(197,288,091)     153,481,217    $1,344,181,027
                   =============   ==============   =============   ===============

(1) September 28, 2007 (commencement of sale) through September 30, 2007 for the B Class.

------
37

                             Six months ended
                            September 30, 2007          Year ended March 31, 2007
                         Shares          Amount          Shares          Amount
Value

INVESTOR
CLASS/SHARES
AUTHORIZED            1,250,000,000                     700,000,000
                      =============                    ============

Sold                     13,128,703    $ 103,847,000     46,299,513    $349,174,054

Issued in
reinvestment of
distributions             1,768,531       13,785,709     25,193,051     189,713,667

Redeemed               (50,433,298)    (398,536,576)   (63,409,787)   (473,327,597)
                      -------------   --------------   ------------   -------------
                       (35,536,064)    (280,903,867)      8,082,777      65,560,124
                      -------------   --------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              125,000,000                     100,000,000
                      =============                    ============
Sold                     14,361,023      113,334,252     12,275,041      91,985,893

Issued in
reinvestment of
distributions               268,627        2,094,679      2,982,130      22,480,817

Redeemed                (4,458,919)     (35,163,026)   (12,700,338)    (94,682,949)
                      -------------   --------------   ------------   -------------
                         10,170,731       80,265,905      2,556,833      19,783,761
                      -------------   --------------   ------------   -------------
A CLASS/SHARES
AUTHORIZED              150,000,000                     100,000,000
                      =============                    ============

Sold                      2,941,064       23,191,127      9,522,904      71,576,386

Issued in
connection with
reclassification
(Note 10)                 8,894,774       68,678,162             --              --

Issued in
reinvestment of
distributions               170,969        1,327,284      2,477,211      18,667,945

Redeemed                (4,957,797)     (39,000,270)    (9,165,753)    (69,029,374)
                      -------------   --------------   ------------   -------------
                          7,049,010       54,196,303      2,834,362      21,214,957
                      -------------   --------------   ------------   -------------
A CLASS
(OLD)/SHARES
AUTHORIZED                      N/A                      30,000,000
                      =============                    ============

Sold                        662,726        5,260,916      2,619,729      19,582,575

Issued in
reinvestment of
distributions                15,737          125,739        682,151       5,140,730

Redeemed in
connection with
reclassification
(Note 10)               (8,894,774)     (68,678,162)             --              --

Redeemed                (1,001,889)      (7,911,168)    (3,234,521)    (24,036,632)
                      -------------   --------------   ------------   -------------
                        (9,218,200)     (71,202,675)         67,359         686,673
                      -------------   --------------   ------------   -------------
B CLASS/SHARES
AUTHORIZED               20,000,000                      10,000,000
                      =============                    ============

Sold                         52,652          414,730        130,722         977,611

Issued in
reinvestment of
distributions                   529            4,084         60,179         453,375

Redeemed                   (76,175)        (597,265)      (166,459)     (1,227,272)
                      -------------   --------------   ------------   -------------
                           (22,994)        (178,451)         24,442         203,714
                      -------------   --------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED               20,000,000                      10,000,000
                      =============                    ============

Sold                        187,679        1,458,814        651,229       4,845,046

Issued in
reinvestment of
distributions                 2,258           17,128        160,285       1,201,156

Redeemed                  (543,381)      (4,212,192)      (563,859)     (4,173,304)
                      -------------   --------------   ------------   -------------
                          (353,444)      (2,736,250)        247,655       1,872,898
                      -------------   --------------   ------------   -------------
R CLASS/SHARES
AUTHORIZED               20,000,000                       5,000,000
                      =============                    ============
Sold                         85,918          686,393         39,658         290,987

Issued in
reinvestment of
distributions                   332            2,562          1,882          14,174

Redeemed                   (11,645)         (93,520)        (4,072)        (29,290)
                      -------------   --------------   ------------   -------------
                             74,605          595,435         37,468         275,871
                      -------------   --------------   ------------   -------------
Net increase
(decrease)             (27,836,356)   $(219,963,600)     13,850,896    $109,597,998
                      =============   ==============   ============   =============

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38

                            Six months ended
                           September 30, 2007          Year ended March 31, 2007
                      Shares             Amount         Shares          Amount
Large Company Value

INVESTOR
CLASS/SHARES
AUTHORIZED              550,000,000                    350,000,000
                       ============                   ============

Sold                     46,350,561    $363,222,237     72,227,467   $ 518,958,509

Issued in
reinvestment of
distributions             1,332,055      10,366,617      3,744,065      27,199,318

Redeemed               (42,260,964)   (334,593,436)   (43,277,503)   (310,977,065)
                       ------------   -------------   ------------   -------------
                          5,421,652      38,995,418     32,694,029     235,180,762
                       ------------   -------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              200,000,000                    200,000,000
                       ============                   ============

Sold                     11,775,943      93,442,754     25,602,969     185,299,046

Issued in
reinvestment of
distributions               675,103       5,257,819      1,929,307      13,987,715

Redeemed               (11,284,809)    (89,670,333)   (28,272,499)   (203,670,769)
                       ------------   -------------   ------------   -------------
                          1,166,237       9,030,240      (740,223)     (4,384,008)
                       ------------   -------------   ------------   -------------
ADVISOR
CLASS/SHARES
AUTHORIZED              150,000,000                     75,000,000
                       ============                   ============

Sold                      5,142,572      40,758,965     16,186,463     116,408,513

Issued in
reinvestment of
distributions               210,963       1,644,934        628,205       4,579,239

Redeemed                (9,849,720)    (76,385,259)    (6,834,302)    (49,342,297)
                       ------------   -------------   ------------   -------------
                        (4,496,185)    (33,981,360)      9,980,366      71,645,455
                       ------------   -------------   ------------   -------------
A CLASS/SHARES
AUTHORIZED              150,000,000                    150,000,000
                       ============                   ============

Sold                      1,627,139      12,802,961      6,284,203      45,840,430

Issued in
reinvestment of
distributions               201,210       1,569,589        705,634       5,122,651

Redeemed                (4,565,507)    (36,051,150)   (10,446,648)    (73,879,471)
                       ------------   -------------   ------------   -------------
                        (2,737,158)    (21,678,600)    (3,456,811)    (22,916,390)
                       ------------   -------------   ------------   -------------
B CLASS/SHARES
AUTHORIZED               20,000,000                     10,000,000
                       ============                   ============

Sold                         51,221         403,673        164,034       1,189,507

Issued in
reinvestment of
distributions                 7,269          56,817         31,725         233,063

Redeemed                  (140,911)     (1,106,176)      (270,147)     (1,937,433)
                       ------------   -------------   ------------   -------------
                           (82,421)       (645,686)       (74,388)       (514,863)
                       ------------   -------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED               50,000,000                     20,000,000
                       ============                   ============

Sold                        938,549       7,384,109      1,996,859      14,288,977

Issued in
reinvestment of
distributions                13,663         106,494         56,188         412,221

Redeemed                (1,117,123)     (8,803,876)    (1,729,086)    (12,288,309)
                       ------------   -------------   ------------   -------------
                          (164,911)     (1,313,273)        323,961       2,412,889
                       ------------   -------------   ------------   -------------
R CLASS/SHARES
AUTHORIZED               20,000,000                     10,000,000
                       ============                   ============

Sold                        453,833       3,557,323        968,486       7,058,412

Issued in
reinvestment of
distributions                15,941         124,290         41,974         306,715

Redeemed                  (237,180)     (1,866,331)      (293,569)     (2,135,000)
                       ------------   -------------   ------------   -------------
                            232,594       1,815,282        716,891       5,230,127
                       ------------   -------------   ------------   -------------
Net increase
(decrease)                (660,192)   $ (7,777,979)     39,443,825   $ 286,653,972
                       ============   =============   ============   =============

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39

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.
A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2007 follows:

                                                                                      September 30, 2007
                 Share
                 Balance       Purchase                   Realized     Dividend    Share
Fund/Company      3/31/07        Cost       Sales Cost   Gain (Loss)    Income      Balance    Market Value

Equity Income

Cascade
Natural Gas
Corp.(1)            569,091            --   $11,798,037   $3,282,875    $ 136,582          --             --

Commerce
Bancshares,
Inc.(2)           3,319,053   $20,342,996     9,864,442    (353,788)    1,766,451   3,553,739   $163,081,083

Westar Energy
Inc.(2)           3,949,949    12,707,629     5,442,857      212,806    2,179,439   4,247,349    104,314,891

WGL Holdings
Inc.(2)           2,427,900     3,681,909     4,351,502     (16,549)    1,667,770   2,411,200     81,715,568
                              -----------   -----------   ----------   ----------               ------------
                              $36,732,534   $31,456,838   $3,125,344   $5,750,242               $349,111,542
                              ===========   ===========   ==========   ==========               ============

(1) Company was not an affiliate at September 30, 2007.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

6. SECURITIES LENDING

As of September 30, 2007, securities in Equity Income, Value and Large Company
Value valued at $139,928,885, $172,891,363 and $21,495,747, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $141,479,479, $178,130,166 and $22,301,953, respectively.
The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2007.

8. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

------
40

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

                                                                   Large Company
                               Equity Income         Value             Value
Federal tax cost of
investments                     $6,532,523,214   $3,061,184,403     $2,287,531,979
                                ==============   ==============    ===============
Gross tax appreciation of
investments                       $636,885,580     $214,515,232       $613,126,340

Gross tax depreciation of
investments                       (81,097,071)    (111,144,331)       (48,747,705)
                                --------------   --------------    ---------------
Net tax appreciation
(depreciation) of
investments                       $555,788,509     $103,370,901       $564,378,635
                                ==============   ==============    ===============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Equity Income had $(187,650) of net foreign currency loss deferrals incurred in the five-month period ended March 31, 2007. Equity Income has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. CORPORATE EVENT

On July 27, 2007, the A Class (old) shareholders of Value approved a reclassification of A Class (old) shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.
The reclassification was effective on September 4, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

On September 25, 2007, the A Class shareholders of Large Company Value approved a reclassification of A Class shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March
7, 2007. The reclassification is expected to be effective December 3, 2007.
Subsequent to the reclassification, the Advisor Class will be renamed A Class.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------
41

FINANCIAL HIGHLIGHTS
Equity Income

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2007(1)         2007         2006        2005         2004         2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                    $8.65        $8.11        $8.05       $7.84        $6.22        $7.36
                       --------     --------     --------    --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.11         0.21         0.20        0.21         0.22         0.17

 Net Realized
 and
 Unrealized
 Gain (Loss)               0.34         1.05         0.36        0.61         1.71       (1.05)
                       --------     --------     --------    --------     --------     --------
 Total From
 Investment
 Operations                0.45         1.26         0.56        0.82         1.93       (0.88)
                       --------     --------     --------    --------     --------     --------
Distributions

 From Net
 Investment
 Income                  (0.11)       (0.17)       (0.18)      (0.19)       (0.19)       (0.16)

 From Net
 Realized
 Gains                       --       (0.55)       (0.32)      (0.42)       (0.12)       (0.10)
                       --------     --------     --------    --------     --------     --------
 Total
 Distributions           (0.11)       (0.72)       (0.50)      (0.61)       (0.31)       (0.26)
                       --------     --------     --------    --------     --------     --------
Net Asset Value,
End of Period             $8.99        $8.65        $8.11       $8.05        $7.84        $6.22
                       ========     ========     ========    ========     ========     ========

TOTAL RETURN(3)           5.17%       15.79%        7.21%      10.69%       31.30%     (12.09)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets     0.96%(4)        0.97%        0.98%       0.99%        1.00%        1.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             2.39%(4)        2.43%        2.53%       2.56%        2.95%        2.60%

Portfolio
Turnover Rate               77%         160%         150%        174%          91%         120%

Net Assets, End
of Period (in
thousands)           $4,829,660   $4,790,510   $3,715,366  $3,290,442   $2,248,158   $1,277,478

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

Equity Income

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2007(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $8.65      $8.11      $8.06      $7.85      $6.23     $7.36
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.12       0.23       0.22       0.22       0.24      0.19

 Net Realized
 and
 Unrealized
 Gain (Loss)              0.33       1.05       0.35       0.61       1.71    (1.04)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               0.45       1.28       0.57       0.83       1.95    (0.85)
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.11)     (0.19)     (0.20)     (0.20)     (0.21)    (0.18)

 From Net
 Realized
 Gains                      --     (0.55)     (0.32)     (0.42)     (0.12)    (0.10)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (0.11)     (0.74)     (0.52)     (0.62)     (0.33)    (0.28)
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period            $8.99      $8.65      $8.11      $8.06      $7.85     $6.23
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)          5.28%     16.01%      7.29%     10.91%     31.51%  (11.77)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.76%(4)      0.77%      0.78%      0.79%      0.80%     0.80%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            2.59%(4)      2.63%      2.73%      2.76%      3.15%     2.80%

Portfolio Turnover
Rate                       77%       160%       150%       174%        91%      120%

Net Assets, End of
Period (in
thousands)            $613,515   $551,202   $382,909   $257,195   $183,330   $77,837

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

Equity Income

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2007(2)         2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $8.65        $8.11      $8.05     $7.84      $6.22      $7.36
                       --------     --------   --------  --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                 0.10         0.19       0.18      0.19       0.20       0.16

 Net Realized
 and
 Unrealized
 Gain (Loss)               0.33         1.05       0.36      0.61       1.72     (1.05)
                       --------     --------   --------  --------   --------   --------
 Total From
 Investment
 Operations                0.43         1.24       0.54      0.80       1.92     (0.89)
                       --------     --------   --------  --------   --------   --------
Distributions

 From Net
 Investment
 Income                  (0.09)       (0.15)     (0.16)    (0.17)     (0.18)     (0.15)

 From Net
 Realized
 Gains                       --       (0.55)     (0.32)    (0.42)     (0.12)     (0.10)
                       --------     --------   --------  --------   --------   --------
 Total
 Distributions           (0.09)       (0.70)     (0.48)    (0.59)     (0.30)     (0.25)
                       --------     --------   --------  --------   --------   --------
Net Asset Value,
End of Period             $8.99        $8.65      $8.11     $8.05      $7.84      $6.22
                       ========     ========   ========  ========   ========   ========

TOTAL RETURN(4)           5.04%       15.51%      6.94%    10.41%     30.97%   (12.30)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets     1.21%(5)        1.22%      1.23%     1.24%      1.25%      1.25%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             2.14%(5)        2.18%      2.28%     2.31%      2.70%      2.35%

Portfolio
Turnover Rate               77%         160%       150%      174%        91%       120%

Net Assets, End
of Period (in
thousands)           $1,225,468   $1,280,888   $902,749  $765,331   $457,360   $156,911

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2007 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
44

Equity Income

C Class
For a Share Outstanding Throughout the Year Ended March 31 (except as noted)
                        2007(1)       2007      2006     2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $8.65      $8.11     $8.06    $7.85     $6.21      $7.36
                       --------   --------   -------  -------   -------   --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                 0.06       0.12      0.13     0.13      0.15       0.11

 Net Realized
 and Unrealized
 Gain (Loss)               0.34       1.06      0.34     0.61      1.73     (1.06)
                       --------   --------   -------  -------   -------   --------
 Total From
 Investment
 Operations                0.40       1.18      0.47     0.74      1.88     (0.95)
                       --------   --------   -------  -------   -------   --------
Distributions

 From Net
 Investment
 Income                  (0.06)     (0.09)    (0.10)   (0.11)    (0.12)     (0.10)

 From Net
 Realized Gains              --     (0.55)    (0.32)   (0.42)    (0.12)     (0.10)
                       --------   --------   -------  -------   -------   --------
 Total
 Distributions           (0.06)     (0.64)    (0.42)   (0.53)    (0.24)     (0.20)
                       --------   --------   -------  -------   -------   --------
Net Asset Value,
End of Period             $8.99      $8.65     $8.11    $8.06     $7.85      $6.21
                       ========   ========   =======  =======   =======   ========

TOTAL RETURN(3)           4.65%     14.65%     6.02%    9.60%    30.37%   (13.08)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets             1.96%(4)      1.97%     1.98%    1.99%     2.00%      2.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             1.39%(4)      1.43%     1.53%    1.56%     1.95%      1.60%

Portfolio Turnover
Rate                        77%       160%      150%     174%       91%       120%

Net Assets, End of
Period (in
thousands)             $141,124   $127,266   $98,481  $63,512   $42,579    $12,254

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
45

Equity Income

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                 2007(1)      2007      2006       2005    2004(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                          $8.63     $8.09     $8.04      $7.84      $7.22
                                --------   -------   -------   --------   --------
Income From Investment
Operations

 Net Investment Income
 (Loss)(3)                          0.08      0.17      0.17       0.17       0.11

 Net Realized and
 Unrealized Gain (Loss)             0.34      1.05      0.34       0.60       0.76
                                --------   -------   -------   --------   --------
 Total From Investment
 Operations                         0.42      1.22      0.51       0.77       0.87
                                --------   -------   -------   --------   --------
Distributions

 From Net Investment
 Income                           (0.08)    (0.13)    (0.14)     (0.15)     (0.13)

 From Net Realized Gains              --    (0.55)    (0.32)     (0.42)     (0.12)
                                --------   -------   -------   --------   --------
 Total Distributions              (0.08)    (0.68)    (0.46)     (0.57)     (0.25)
                                --------   -------   -------   --------   --------
Net Asset Value,
End of Period                      $8.97     $8.63     $8.09      $8.04      $7.84
                                ========   =======   =======   ========   ========

TOTAL RETURN(4)                    4.92%    15.25%     6.56%     10.03%     12.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets           1.46%(5)     1.47%     1.48%   1.44%(6)   1.50%(5)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          1.89%(5)     1.93%     2.03%   2.11%(6)   2.44%(5)

Portfolio Turnover Rate              77%      160%      150%       174%     91%(7)

Net Assets, End of Period
(in thousands)                   $51,566   $44,767   $24,283     $6,046       $392

(1) Six months ended September 30, 2007 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During a portion of the year ended March 31, 2005, the class received partial reimbursement of its distribution and service fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.49% and 2.06%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
46

Value

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2007(1)         2007         2006        2005         2004         2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $7.61        $7.18        $7.31       $7.72        $5.61        $7.19
                       --------     --------     --------    --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.06         0.12         0.12        0.09         0.09         0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)               0.24         0.93         0.57        0.64         2.18       (1.48)
                       --------     --------     --------    --------     --------     --------
 Total From
 Investment
 Operations                0.30         1.05         0.69        0.73         2.27       (1.41)
                       --------     --------     --------    --------     --------     --------
Distributions

 From Net
 Investment
 Income                  (0.05)       (0.11)       (0.10)      (0.09)       (0.08)       (0.07)

 From Net
 Realized
 Gains                       --       (0.51)       (0.72)      (1.05)       (0.08)       (0.10)
                       --------     --------     --------    --------     --------     --------
 Total
 Distributions           (0.05)       (0.62)       (0.82)      (1.14)       (0.16)       (0.17)
                       --------     --------     --------    --------     --------     --------
Net Asset Value,
End of Period             $7.86        $7.61        $7.18       $7.31        $7.72        $5.61
                       ========     ========     ========    ========     ========     ========

TOTAL RETURN(3)           3.90%       14.90%        9.89%       9.95%       40.66%     (19.85)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets     0.99%(4)        0.99%        0.99%       0.99%        1.00%        1.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             1.50%(4)        1.58%        1.71%       1.16%        1.26%        1.19%

Portfolio
Turnover Rate               81%         140%         134%        130%         122%         102%

Net Assets, End
of Period (in
thousands)           $2,295,586   $2,495,067   $2,296,153  $2,315,507   $2,152,265   $1,552,632

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
47

Value

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2007(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $7.62      $7.19      $7.32      $7.72      $5.61     $7.20
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.07       0.13       0.14       0.10       0.10      0.09

 Net Realized
 and
 Unrealized
 Gain (Loss)              0.23       0.94       0.57       0.65       2.18    (1.50)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               0.30       1.07       0.71       0.75       2.28    (1.41)
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.05)     (0.13)     (0.12)     (0.10)     (0.09)    (0.08)

 From Net
 Realized
 Gains                      --     (0.51)     (0.72)     (1.05)     (0.08)    (0.10)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (0.05)     (0.64)     (0.84)     (1.15)     (0.17)    (0.18)
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period            $7.87      $7.62      $7.19      $7.32      $7.72     $5.61
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)          4.00%     15.11%     10.10%     10.30%     40.93%  (19.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.79%(4)      0.79%      0.79%      0.79%      0.80%     0.80%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.70%(4)      1.78%      1.91%      1.36%      1.46%     1.38%

Portfolio Turnover
Rate                       81%       140%       134%       130%       122%      102%

Net Assets, End of
Period (in
thousands)            $378,797   $289,536   $254,778   $251,812   $223,282  $179,196

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using the average shares throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
48

Value

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(2)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $7.61      $7.18     $7.31      $7.72      $5.60      $7.19
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)               0.05       0.10      0.10       0.07       0.07       0.06

 Net Realized
 and
 Unrealized
 Gain (Loss)             0.23       0.93      0.57       0.64       2.19     (1.49)
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations              0.28       1.03      0.67       0.71       2.26     (1.43)
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.04)     (0.09)    (0.08)     (0.07)     (0.06)     (0.06)
 From Net
 Realized
 Gains                     --     (0.51)    (0.72)     (1.05)     (0.08)     (0.10)
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.04)     (0.60)    (0.80)     (1.12)     (0.14)     (0.16)
                     --------   --------  --------   --------   --------   --------
Net Asset Value,
End of Period           $7.85      $7.61     $7.18      $7.31      $7.72      $5.60
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(4)         3.64%     14.62%     9.61%      9.67%     40.56%   (20.07)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.24%(5)      1.24%     1.24%      1.24%      1.25%      1.25%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           1.25%(5)      1.33%     1.46%      0.91%      1.01%      0.94%

Portfolio
Turnover Rate             81%       140%      134%       130%       122%       102%

Net Assets, End
of Period (in
thousands)           $312,577   $249,265  $214,835   $236,960   $403,212   $210,984

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2007 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
49

Value

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2007(1)     2007    2006     2005     2004         2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $7.61    $7.18   $7.31    $7.73    $5.61           $5.77
                       --------   ------  ------   ------   ------        --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                 0.02     0.04    0.05     0.01     0.01           --(4)

 Net Realized
 and Unrealized
 Gain (Loss)               0.23     0.94    0.57     0.65     2.20          (0.15)
                       --------   ------  ------   ------   ------        --------
 Total From
 Investment
 Operations                0.25     0.98    0.62     0.66     2.21          (0.15)
                       --------   ------  ------   ------   ------        --------
Distributions

 From Net
 Investment
 Income                  (0.01)   (0.04)  (0.03)   (0.03)   (0.01)          (0.01)

 From Net
 Realized Gains              --   (0.51)  (0.72)   (1.05)   (0.08)              --
                       --------   ------  ------   ------   ------        --------
 Total
 Distributions           (0.01)   (0.55)  (0.75)   (1.08)   (0.09)          (0.01)
                       --------   ------  ------   ------   ------        --------
Net Asset Value,
End of Period             $7.85    $7.61   $7.18    $7.31    $7.73           $5.61
                       ========   ======  ======   ======   ======        ========

TOTAL RETURN(5)           3.26%   13.78%   8.81%    8.93%   39.51%         (2.59)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets             1.99%(6)    1.99%   1.99%    1.99%    2.00%     1.98%(6)(7)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             0.50%(6)    0.58%   0.71%    0.16%    0.26%   (0.17)%(6)(7)

Portfolio Turnover
Rate                        81%     140%    134%     130%     122%         102%(8)

Net Assets, End of
Period (in
thousands)               $7,808   $7,740  $7,129   $5,059   $2,656             $91

(1) Six months ended September 30, 2007 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less that $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been
2.00% and (0.19)%, respectively.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
50

Value

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                          2007(1)      2007     2006      2005     2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $7.56     $7.14    $7.27     $7.70    $5.58      $7.18
                         --------   -------  -------   -------   ------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)            0.02      0.04     0.05      0.01     0.02       0.01

 Net Realized and
 Unrealized Gain
 (Loss)                      0.23      0.93     0.57      0.64     2.19     (1.50)
                         --------   -------  -------   -------   ------   --------
 Total From
 Investment
 Operations                  0.25      0.97     0.62      0.65     2.21     (1.49)
                         --------   -------  -------   -------   ------   --------
Distributions

 From Net
 Investment Income         (0.01)    (0.04)   (0.03)    (0.03)   (0.01)     (0.01)

 From Net Realized
 Gains                         --    (0.51)   (0.72)    (1.05)   (0.08)     (0.10)
                         --------   -------  -------   -------   ------   --------
 Total
 Distributions             (0.01)    (0.55)   (0.75)    (1.08)   (0.09)     (0.11)
                         --------   -------  -------   -------   ------   --------
Net Asset Value, End
of Period                   $7.80     $7.56    $7.14     $7.27    $7.70      $5.58
                         ========   =======  =======   =======   ======   ========

TOTAL RETURN(3)             3.28%    13.71%    8.87%     8.84%   39.73%   (20.90)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               1.99%(4)     1.99%    1.99%     1.99%    2.00%      2.00%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                   0.50%(4)     0.58%    0.71%     0.16%    0.26%      0.19%

Portfolio Turnover
Rate                          81%      140%     134%      130%     122%       102%

Net Assets, End of
Period (in thousands)     $20,223   $22,274  $19,259   $13,885   $6,613     $2,461

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
51

Value

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                                     2007(1)      2007     2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $7.61     $7.18       $7.60
                                                    --------    ------    --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                        0.04      0.08        0.06

 Net Realized and Unrealized Gain (Loss)                0.24      0.94        0.29
                                                    --------    ------    --------
 Total From Investment Operations                       0.28      1.02        0.35
                                                    --------    ------    --------
Distributions

 From Net Investment Income                           (0.03)    (0.08)      (0.05)

 From Net Realized Gains                                  --    (0.51)      (0.72)
                                                    --------    ------    --------
 Total Distributions                                  (0.03)    (0.59)      (0.77)
                                                    --------    ------    --------
Net Asset Value, End of Period                         $7.86     $7.61       $7.18
                                                    ========    ======    ========

TOTAL RETURN(4)                                        3.64%    14.34%       4.99%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                          1.49%(5)     1.49%    1.49%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                               1.00%(5)     1.08%    1.17%(5)

Portfolio Turnover Rate                                  81%      140%     134%(6)

Net Assets, End of Period (in thousands)                $928      $331         $43

(1) Six months ended September 30, 2007 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
52

Large Company Value

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2007(1)         2007         2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $7.55        $6.72        $6.39     $5.89      $4.29      $5.53
                       --------     --------     --------  --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.07         0.13         0.12      0.12       0.09       0.08

 Net Realized
 and
 Unrealized
 Gain (Loss)               0.34         0.89         0.47      0.51       1.59     (1.25)
                       --------     --------     --------  --------   --------   --------
 Total From
 Investment
 Operations                0.41         1.02         0.59      0.63       1.68     (1.17)
                       --------     --------     --------  --------   --------   --------
Distributions

 From Net
 Investment
 Income                  (0.07)       (0.13)       (0.11)    (0.11)     (0.08)     (0.07)

 From Net
 Realized
 Gains                       --       (0.06)       (0.15)    (0.02)         --         --
                       --------     --------     --------  --------   --------   --------
 Total
 Distributions           (0.07)       (0.19)       (0.26)    (0.13)     (0.08)     (0.07)
                       --------     --------     --------  --------   --------   --------
Net Asset Value,
End of Period             $7.89        $7.55        $6.72     $6.39      $5.89      $4.29
                       ========     ========     ========  ========   ========   ========

TOTAL RETURN(3)           5.44%       15.37%        9.44%    10.73%     39.34%   (21.19)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets     0.83%(4)        0.83%        0.84%     0.87%      0.90%      0.90%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             1.82%(4)        1.86%        1.75%     1.90%      1.58%      1.75%

Portfolio
Turnover Rate                9%          12%          16%       18%        14%        30%

Net Assets, End
of Period (in
thousands)           $1,606,772   $1,498,119   $1,112,858  $659,277   $350,516   $152,641

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
53

Large Company Value

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $7.55      $6.72     $6.39      $5.89      $4.29      $5.53
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.08       0.15      0.13       0.13       0.10       0.09

 Net Realized
 and
 Unrealized
 Gain (Loss)             0.34       0.88      0.47       0.51       1.59     (1.25)
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations              0.42       1.03      0.60       0.64       1.69     (1.16)
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.08)     (0.14)    (0.12)     (0.12)     (0.09)     (0.08)

 From Net
 Realized
 Gains                     --     (0.06)    (0.15)     (0.02)         --         --
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.08)     (0.20)    (0.27)     (0.14)     (0.09)     (0.08)
                     --------   --------  --------   --------   --------   --------
Net Asset Value,
End of Period           $7.89      $7.55     $6.72      $6.39      $5.89      $4.29
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(3)         5.54%     15.60%     9.65%     10.94%     39.61%   (21.03)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.63%(4)      0.63%     0.64%      0.67%      0.70%      0.70%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           2.02%(4)      2.06%     1.95%      2.10%      1.78%      1.95%

Portfolio
Turnover Rate              9%        12%       16%        18%        14%        30%

Net Assets, End
of Period (in
thousands)           $622,034   $587,012  $527,109   $438,518   $151,622    $21,110

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using the average shares throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
54

Large Company Value

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007       2006      2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $7.55      $6.72      $6.39     $5.89     $4.29      $5.53
                     --------   --------   --------  --------   -------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.06       0.12       0.10      0.10      0.07       0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)             0.34       0.88       0.47      0.51      1.60     (1.25)
                     --------   --------   --------  --------   -------   --------
 Total From
 Investment
 Operations              0.40       1.00       0.57      0.61      1.67     (1.18)
                     --------   --------   --------  --------   -------   --------
Distributions

 From Net
 Investment
 Income                (0.06)     (0.11)     (0.09)    (0.09)    (0.07)     (0.06)

 From Net
 Realized
 Gains                     --     (0.06)     (0.15)    (0.02)        --         --
                     --------   --------   --------  --------   -------   --------
 Total
 Distributions         (0.06)     (0.17)     (0.24)    (0.11)    (0.07)     (0.06)
                     --------   --------   --------  --------   -------   --------
Net Asset Value,
End of Period           $7.89      $7.55      $6.72     $6.39     $5.89      $4.29
                     ========   ========   ========  ========   =======   ========

TOTAL RETURN(3)         5.31%     15.08%      9.17%    10.45%    38.99%   (21.38)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.08%(4)      1.08%      1.09%     1.12%     1.15%      1.15%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           1.57%(4)      1.61%      1.50%     1.65%     1.33%      1.50%

Portfolio
Turnover Rate              9%        12%        16%       18%       14%        30%

Net Assets, End
of Period (in
thousands)           $259,913   $282,930   $184,601  $104,612   $19,265     $1,090

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using the average shares throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
55

Large Company Value

A Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007       2006      2005      2004    2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $7.56      $6.72      $6.39     $5.90     $4.29      $4.46
                     --------   --------   --------  --------   -------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)               0.06       0.12       0.10      0.10      0.07       0.01

 Net Realized
 and
 Unrealized
 Gain (Loss)             0.33       0.89       0.47      0.50      1.61     (0.17)
                     --------   --------   --------  --------   -------   --------
 Total From
 Investment
 Operations              0.39       1.01       0.57      0.60      1.68     (0.16)
                     --------   --------   --------  --------   -------   --------
Distributions

 From Net
 Investment
 Income                (0.06)     (0.11)     (0.09)    (0.09)    (0.07)     (0.01)

 From Net
 Realized
 Gains                     --     (0.06)     (0.15)    (0.02)        --         --
                     --------   --------   --------  --------   -------   --------
 Total
 Distributions         (0.06)     (0.17)     (0.24)    (0.11)    (0.07)     (0.01)
                     --------   --------   --------  --------   -------   --------
Net Asset Value,
End of Period           $7.89      $7.56      $6.72     $6.39     $5.90      $4.29
                     ========   ========   ========  ========   =======   ========

TOTAL RETURN(4)         5.17%     15.23%      9.16%    10.25%    39.22%    (3.49)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets  1.08%(5)   1.08%      1.09%      1.12%     1.15%     1.15%(5)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets          1.57%(5)   1.61%      1.50%      1.65%     1.33%     1.79%(5)

Portfolio
Turnover Rate       9%         12%        16%        18%       14%       30%(6)

Net Assets, End
of Period (in
thousands)          $228,475   $239,545   $236,313   $245,416  $92,171   $3,733

(1) Six months ended September 30, 2007 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
56

Large Company Value

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2007(1)      2007      2006     2005     2004       2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $7.57     $6.74     $6.41    $5.91    $4.29         $4.46
                      --------   -------   -------  -------   ------      --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                0.03      0.06      0.05     0.05     0.03          0.01

 Net Realized
 and Unrealized
 Gain (Loss)              0.34      0.89      0.47     0.52     1.62        (0.17)
                      --------   -------   -------  -------   ------      --------
 Total From
 Investment
 Operations               0.37      0.95      0.52     0.57     1.65        (0.16)
                      --------   -------   -------  -------   ------      --------
Distributions

 From Net
 Investment
 Income                 (0.03)    (0.06)    (0.04)   (0.05)   (0.03)        (0.01)
 From Net
 Realized Gains             --    (0.06)    (0.15)   (0.02)       --            --
                      --------   -------   -------  -------   ------      --------
 Total
 Distributions          (0.03)    (0.12)    (0.19)   (0.07)   (0.03)        (0.01)
                      --------   -------   -------  -------   ------      --------
Net Asset Value,
End of Period            $7.91     $7.57     $6.74    $6.41    $5.91         $4.29
                      ========   =======   =======  =======   ======      ========

TOTAL RETURN(4)          4.90%    14.18%     8.33%    9.59%   38.41%       (3.58)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.83%(5)     1.83%     1.84%    1.87%    1.90%   1.88%(5)(6)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            0.82%(5)     0.86%     0.75%    0.90%    0.58%   0.74%(5)(6)

Portfolio Turnover
Rate                        9%       12%       16%      18%      14%        30%(7)

Net Assets, End of
Period (in
thousands)             $17,486   $17,374   $15,954  $13,009   $5,642           $88

(1) Six months ended September 30, 2007 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been
1.90% and 0.72%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
57

Large Company Value

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                         2007(1)      2007     2006      2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $7.55     $6.72    $6.39     $5.89     $4.28      $5.53
                        --------   -------  -------   -------   -------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)           0.03      0.06     0.05      0.05      0.03       0.03

 Net Realized and
 Unrealized Gain
 (Loss)                     0.33      0.89     0.47      0.52      1.61     (1.25)
                        --------   -------  -------   -------   -------   --------
 Total From
 Investment
 Operations                 0.36      0.95     0.52      0.57      1.64     (1.22)
                        --------   -------  -------   -------   -------   --------
Distributions

 From Net
 Investment
 Income                   (0.03)    (0.06)   (0.04)    (0.05)    (0.03)     (0.03)

 From Net
 Realized Gains               --    (0.06)   (0.15)    (0.02)        --         --
                        --------   -------  -------   -------   -------   --------
 Total
 Distributions            (0.03)    (0.12)   (0.19)    (0.07)    (0.03)     (0.03)
                        --------   -------  -------   -------   -------   --------
Net Asset Value, End
of Period                  $7.88     $7.55    $6.72     $6.39     $5.89      $4.28
                        ========   =======  =======   =======   =======   ========

TOTAL RETURN(3)            4.91%    14.22%    8.35%     9.62%    38.27%   (22.13)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets              1.83%(4)     1.83%    1.84%     1.87%     1.90%      1.90%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets              0.82%(4)     0.86%    0.75%     0.90%     0.58%      0.75%

Portfolio Turnover
Rate                          9%       12%      16%       18%       14%        30%

Net Assets, End of
Period (in thousands)    $73,647   $71,792  $61,682   $40,789   $11,030     $1,163

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
58

Large Company Value

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                 2007(1)      2007      2006       2005    2004(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                          $7.56     $6.72     $6.39      $5.89      $5.18
                                --------   -------   -------   --------   --------
Income From Investment
Operations

 Net Investment Income
 (Loss)(3)                          0.05      0.10      0.09       0.09       0.03

 Net Realized and
 Unrealized Gain (Loss)             0.33      0.89      0.47       0.51       0.72
                                --------   -------   -------   --------   --------
 Total From Investment
 Operations                         0.38      0.99      0.56       0.60       0.75
                                --------   -------   -------   --------   --------
Distributions

 From Net Investment
 Income                           (0.05)    (0.09)    (0.08)     (0.08)     (0.04)

 From Net Realized Gains              --    (0.06)    (0.15)     (0.02)         --
                                --------   -------   -------   --------   --------
 Total Distributions              (0.05)    (0.15)    (0.23)     (0.10)     (0.04)
                                --------   -------   -------   --------   --------
Net Asset Value, End of
Period                             $7.89     $7.56     $6.72      $6.39      $5.89
                                ========   =======   =======   ========   ========

TOTAL RETURN(4)                    5.04%    14.95%     8.90%     10.17%     14.63%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets           1.33%(5)     1.33%     1.34%   1.33%(6)   1.40%(5)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          1.32%(5)     1.36%     1.25%   1.44%(6)   0.77%(5)

Portfolio Turnover Rate               9%       12%       16%        18%     14%(7)

Net Assets, End of Period
(in thousands)                   $20,381   $17,765   $10,984     $2,143       $168

(1) Six months ended September 30, 2007 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.37% and
1.40%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
59

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007 and September 25,
2007, to vote on the following proposals. The proposals received the required number of votes of the American Century Capital Portfolios, Inc. or the
applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century Capital
Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Capital Portfolios, Inc.).

James E. Stowers, Jr.       For:                 11,443,781,487
                            Withhold:               252,686,939
                            Abstain:                          0
                            Broker Non-Vote:                  0

Jonathan S. Thomas          For:                 11,454,104,706
                            Withhold:               242,363,720
                            Abstain:                          0
                            Broker Non-Vote:                  0

Thomas A. Brown             For:                 11,456,645,347
                            Withhold:               239,823,079
                            Abstain:                          0
                            Broker Non-Vote:                  0

Andrea C. Hall              For:                 11,459,598,200
                            Withhold:               236,870,226
                            Abstain:                          0
                            Broker Non-Vote:                  0

James A. Olson              For:                 11,454,607,738
                            Withhold:               241,860,688
                            Abstain:                          0
                            Broker Non-Vote:                  0

Donald H. Pratt             For:                 11,450,710,462
                            Withhold:               245,757,964
                            Abstain:                          0
                            Broker Non-Vote:                  0

Gale E. Sayers              For:                 11,458,471,500
                            Withhold:               237,996,926
                            Abstain:                          0
                            Broker Non-Vote:                  0

M. Jeannine Strandjord      For:                 11,451,541,828
                            Withhold:               244,926,598
                            Abstain:                          0
                            Broker Non-Vote:                  0

Timothy S. Webster          For:                 11,460,198,888
                            Withhold:               236,269,538
                            Abstain:                          0
                            Broker Non-Vote:                  0

------
60

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the following funds:

                       Equity Income      Value       Large Company Value

For:                      621,408,436   126,650,418            130,489,680
Against:                   36,347,838     3,056,983              1,765,929
Abstain:                   31,014,717     1,704,059              2,468,013
Broker Non-Vote:          207,433,476     9,910,146             15,611,505

PROPOSAL 3:

To approve the reclassification of the A Class shares of the funds, whereby all of the A Class shares will be reclassified as Advisor Class shares of the funds. This proposal was voted on by the A Class shareholders of the following funds:

                          Value      Large Company Value

For:                    35,681,109            123,678,866
Against:                   904,615              6,476,448
Abstain:                 1,574,273              7,515,962
Broker Non-Vote:        28,523,216             89,978,839

------
61

APPROVAL OF MANAGEMENT AGREEMENTS
Equity Income, Value and Large Company Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Equity Income, Value and Large Company
Value (the "funds") and the services provided to the funds under the management agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreements;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreements, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

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62

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreements under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreements, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreements, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems

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63

to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Equity Income's and Value's performance was above the median for the one-year period and below the median for the three-year period for each fund's respective peer group. Large Company Value's performance was above below the median for the one-year period and equal to the median for the three-year period for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

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64

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of the funds was below the median of the total expense ratios of their respective peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreements between the funds and the advisor are fair and reasonable in light of the services provided and should be renewed.

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65

SHARE CLASS INFORMATION

Six classes of shares are authorized for sale by Equity Income and Value:
Investor Class, Institutional Class, A Class, B Class, C Class and R Class.
Seven classes of shares are authorized for sale by Large Company Value:
Investor Class, Institutional Class, Advisor Class, A Class, B Class, C Class
and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The expense ratios of Advisor Class, A
Class, B Class, C Class and R Class shares are higher that that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectuses contain additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. The unified management fee for Advisor Class shares is the same as for Investor Class shares. Advisor Class shares are subject to a 0.25% annual
Rule 12b-1 distribution and service fee.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75%
to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a
0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B
Class shares automatically convert to A Class shares (with lower expenses)
eight years after their purchase date.

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66

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

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67

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER EQUITY INCOME FUNDS INDEX is an equally-weighted index of, typically, the 30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The LIPPER MULTI-CAP VALUE FUNDS INDEX is an equally-weighted index of, typically, the 30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL 3000® VALUE INDEX measures the performance of those Russell 3000
Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

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69

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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NOTES

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NOTES

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[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56796S

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report               September 30, 2007

[photo of fall]

Equity Index Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® Equity
Index Fund for the six months ended September 30, 2007. This has been an eventful and exciting period for us. We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers
family remains an integral part of our heritage, leadership, and financial structure. Jim Jr. continues as co-chair of the American Century Companies,
Inc. (ACC) board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .    2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .    2

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS ADVANCED IN A VOLATILE ENVIRONMENT

U.S. stocks produced positive results for the six months ended September 30,
2007, overcoming a confluence of challenges that led to extraordinary market volatility.

The stock market enjoyed a steady rally during the first half of the six-month period thanks to corporate earnings growth, which decelerated but continued to surpass expectations. Robust merger activity also boosted stocks as leveraged buy-outs from private equity firms put the volume of deal-making ahead of last year's record pace.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as worsening problems in the subprime mortgage market led to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
stepped in to provide a measure of relief and comfort. The Fed lowered its discount rate in mid-August and federal funds rate target in September--the
Fed's first rate cuts since June 2003. The Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage a solid recovery during the final six weeks of the period.

LARGE-CAP AND GROWTH OUTPERFORMED

Large-cap stocks delivered the best returns (see the accompanying table), followed by mid- and small-cap issues. Growth stocks, which have trailed value issues for much of the decade, enjoyed a resurgence during the six-month period, outpacing value shares by a wide margin across all market capitalizations.

Energy was the best-performing sector in the stock market during the period, benefiting from a 24% increase in the price of oil. Information technology and industrials stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

U.S. Stock Index Returns
For the six months ended September 30, 2007*

RUSSELL 1000 INDEX (LARGE-CAP)             7.99%
Russell 1000 Growth Index                 11.35%
Russell 1000 Value Index                   4.67%

RUSSELL MIDCAP INDEX                       4.89%
Russell Midcap Growth Index                9.03%
Russell Midcap Value Index                -0.03%

RUSSELL 2000 INDEX (SMALL-CAP)             1.19%
Russell 2000 Growth Index                  6.70%
Russell 2000 Value Index                  -4.10%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Equity Index

Total Returns as of September 30, 2007
                                               Average Annual Returns
                                                              Since     Inception
                        6 months(1)   1 year    5 years     Inception      Date

INVESTOR CLASS             8.21%      16.01%     14.84%       3.62%      2/26/99

S&P 500 INDEX(2)           8.44%      16.44%     15.45%       4.13%         --

Institutional Class        8.50%      16.21%     15.11%       3.85%      2/26/99

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Equity Index

Growth of $10,000 Over Life of Class

$10,000 investment made February 26, 1999

One-Year Returns Over Life of Class
Periods ended September 30
             1999*    2000      2001     2002      2003     2004     2005     2006      2007

Investor
Class        4.02%   12.54%   -26.89%   -20.61%   23.56%   13.14%   11.87%   10.17%    16.01%

S&P 500
Index        4.38%   13.28%   -26.62%   -20.49%   24.40%   13.87%   12.25%   10.79%    16.44%

* From 2/26/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Equity Index

Subadvisor: Northern Trust Investments, N.A.

Effective August 1, 2007, Northern Trust Investments, N.A. replaced Barclays
Global Fund Advisors as the Equity Index portfolio's subadvisor. The change was made because Barclays notified American Century that in light of its current business model, it was not interested in continuing to provide subadvisory services to Equity Index.

PERFORMANCE SUMMARY

Equity Index returned 8.21%* for the six months ended September 30, 2007, compared with the 8.44% return of its benchmark, the S&P 500 Index. The portfolio's results reflect operating expenses, whereas the index return does not.

ENERGY AND TECHNOLOGY LED THE WAY

Eight of the ten sectors in the portfolio posted positive returns during the reporting period. Energy and information technology stocks led the portfolio's advance; nine of the portfolio's top ten individual performance contributors came from these two sectors.

The portfolio's energy stocks returned 26% as a group, mirroring a similar rise in the price of oil that was fueled by strong demand from China and other emerging markets. Oil producer Exxon Mobil, the portfolio's largest holding, was the portfolio's top performance contributor. Oil producers Chevron and
ConocoPhillips, as well as energy services provider Schlumberger, were also among the top ten performance contributors.

Information technology stocks generated solid gains across the board, led by computer and peripherals companies, semiconductor manufacturers, and communications equipment makers. The best contributor in this sector was consumer electronics maker Apple, which benefited from the continued success of the iPod and the introduction of the iPhone. Other top-ten contributors included networking products company Cisco Systems, chipmaker Intel, IT services provider IBM, and computer hardware firm Hewlett-Packard.

INDUSTRIALS ALSO ADVANCED

The portfolio's industrials stocks enjoyed double-digit gains as a group during the reporting period, boosted by global economic strength and increased military spending. Industrial conglomerates were the best performers in this sector, led by General Electric, which was the portfolio's second-best performance contributor. Aerospace and defense stocks also produced strong results; aerospace companies United Technologies and Boeing were the top contributors in this segment, but defense contractors Honeywell International and Raytheon also generated robust returns.

Top Ten Holdings as of September 30, 2007
                                  % of net       % of net
                                assets as of   assets as of
                                   9/30/07        3/31/07

Exxon Mobil Corp.                   3.9%           3.3%
General Electric Co.                3.2%           2.8%
AT&T Inc.                           2.0%           1.9%
Microsoft Corporation               1.8%           1.9%
Citigroup Inc.                      1.8%           1.9%
Bank of America Corp.               1.7%           1.8%
Procter & Gamble Co. (The)          1.7%           1.5%
Cisco Systems Inc.                  1.5%           1.2%
Chevron Corp.                       1.5%           1.2%
Johnson & Johnson                   1.5%           1.3%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
5

Equity Index

FINANCIALS, CONSUMER DISCRETIONARY DECLINED

The only sectors of the portfolio to post negative returns for the reporting period were financials and consumer discretionary. Eight of the portfolio's ten biggest detractors from performance came from these two sectors.

The financials sector was hurt by the fallout from the subprime lending meltdown. Commercial banks, thrifts, and mortgage finance companies (the lenders) were hit the hardest, but diversified financial services providers and capital markets firms (the investors) also felt the impact. Citigroup, the portfolio's largest financial holding, was the biggest individual detractor in the portfolio. Mortgage lender Countrywide Financial and commercial bank
National City were also significant detractors, each declining by more than
30% because of their exposure to the subprime mortgage market.

The consumer discretionary sector declined amid expectations of a slowdown in consumer spending resulting from higher energy prices, tighter credit conditions, and a weaker economy. Retailers and homebuilders suffered the brunt of the decline. Home improvement retailer Home Depot was the biggest detractor in this sector, dragged down by housing market weakness. Department store chains Kohl's and Macy's were also among the portfolio's ten largest detractors. Although a small part of the portfolio, homebuilders such as Pulte
Homes, Lennar, and D.R. Horton all declined by more than 40% for the reporting period.

STARTING POINT FOR NEXT REPORTING PERIOD

The interest rate cuts made by the Federal Reserve (the Fed) helped stabilize the stock market late in the reporting period, and the Fed is likely to lower interest rates at least once more before the end of 2007 to provide additional support to the flagging economy. However, corporate profit growth is expected to continue decelerating into early 2008, and it is unclear whether the worst of the housing and mortgage problems have passed. Consequently, uncertainty may contribute to further stock market volatility in the coming months.

But regardless of the market's near-term outlook, a broad index fund should remain a long-term core holding within a diversified portfolio.

Top Five Industries as of September 30, 2007
                                      % of net       % of net
                                    assets as of   assets as of
                                       9/30/07        3/31/07

Oil, Gas & Consumable Fuels             9.5%           8.1%
Pharmaceuticals                         6.3%           6.2%
Diversified Financial Services          5.3%           5.5%
Insurance                               4.6%           4.7%
Industrial Conglomerates                4.0%           3.8%

Types of Investments in Portfolio
                                      % of net        % of net
                                    assets as of    assets as of
                                      9/30/07         3/31/07

Common Stocks & Futures                103.6%          99.7%
Temporary Cash Investments               --             0.2%
Other Assets & Liabilities(1)          (3.6)%           0.1%

(1) Includes securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                                                 Expenses Paid
                   Beginning        Ending      During Period*
                    Account     Account Value      4/1/07 -        Annualized
                 Value 4/1/07      9/30/07          9/30/07      Expense Ratio*
ACTUAL

Investor Class      $1,000        $1,082.10          $2.55           0.49%

Institutional
Class               $1,000        $1,085.00          $1.51           0.29%

HYPOTHETICAL

Investor Class      $1,000        $1,022.55          $2.48           0.49%

Institutional
Class               $1,000        $1,023.55          $1.47           0.29%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
Equity Index

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                  Value

Common Stocks -- 102.7%

AEROSPACE & DEFENSE -- 2.9%
    62,163  Boeing Co.                                            $ 6,526,494
    31,977  General Dynamics Corp.                                  2,701,097
     9,871  Goodrich Corporation                                      673,498
    59,744  Honeywell International Inc.                            3,552,976
     9,853  L-3 Communications Holdings, Inc.                       1,006,385
    27,558  Lockheed Martin Corp.                                   2,989,767
    27,271  Northrop Grumman Corp.                                  2,127,138
    10,872  Precision Castparts Corp.                               1,608,839
    34,717  Raytheon Company                                        2,215,639
    13,166  Rockwell Collins                                          961,645
    78,623  United Technologies Corp.                               6,327,579
                                                                --------------
                                                                   30,691,057
                                                                --------------
AIR FREIGHT & LOGISTICS -- 0.9%
    13,472  C.H. Robinson Worldwide Inc.                              731,395
    24,569  FedEx Corporation                                       2,573,603
    83,423  United Parcel Service, Inc. Cl B                        6,265,067
                                                                --------------
                                                                    9,570,065
                                                                --------------
AIRLINES -- 0.1%
    59,429  Southwest Airlines Co.                                    879,549
                                                                --------------
AUTO COMPONENTS -- 0.2%
    16,598  Goodyear Tire & Rubber Co. (The)(1)                       504,745
    15,577  Johnson Controls, Inc.                                  1,839,800
                                                                --------------
                                                                    2,344,545
                                                                --------------
AUTOMOBILES -- 0.4%
   163,986  Ford Motor Co.(1)(2)                                    1,392,241
    45,123  General Motors Corp.                                    1,656,014
    20,325  Harley-Davidson, Inc.                                     939,218
                                                                --------------
                                                                    3,987,473
                                                                --------------
BEVERAGES -- 2.3%
    62,241  Anheuser-Busch Companies, Inc.                          3,111,428
     6,341  Brown-Forman Corp. Cl B                                   475,004
   158,114  Coca-Cola Company (The)                                 9,086,812
    22,058  Coca-Cola Enterprises Inc.                                534,245
    15,409  Constellation Brands Inc. Cl A(1)                         373,052
     4,567  Molson Coors Brewing Co.                                  455,193
    10,584  Pepsi Bottling Group Inc.                                 393,407
   128,382  PepsiCo, Inc.                                           9,405,265
                                                                --------------
                                                                   23,834,406
                                                                --------------
BIOTECHNOLOGY -- 1.2%
    87,718  Amgen Inc.(1)                                           4,962,207
    22,592  Biogen Idec Inc.(1)                                     1,498,527

Shares                                                                  Value

    29,970  Celgene Corp.(1)                                      $ 2,137,161
    20,751  Genzyme Corp.(1)                                        1,285,732
    73,845  Gilead Sciences, Inc.(1)                                3,018,045
                                                                --------------
                                                                   12,901,672
                                                                --------------
BUILDING PRODUCTS -- 0.1%
    14,150  American Standard Companies Inc.                          504,023
    29,890  Masco Corp.                                               692,551
                                                                --------------
                                                                    1,196,574
                                                                --------------
CAPITAL MARKETS -- 3.5%
    14,205  American Capital Strategies Ltd.(2)                       606,980
    18,530  Ameriprise Financial Inc.                               1,169,428
    89,291  Bank of New York Mellon Corp. (The)                     3,941,305
     9,279  Bear Stearns Companies Inc. (The)                       1,139,554
    34,346  E*TRADE Financial Corp.(1)                                448,559
     7,190  Federated Investors Inc. Cl B                             285,443
    12,958  Franklin Resources, Inc.                                1,652,145
    32,270  Goldman Sachs Group, Inc. (The)                         6,994,199
    12,517  Janus Capital Group Inc.                                  353,981
    10,382  Legg Mason, Inc.                                          875,099
    42,060  Lehman Brothers Holdings Inc.                           2,596,364
    68,474  Merrill Lynch & Co., Inc.                               4,880,827
    83,311  Morgan Stanley                                          5,248,593
    15,183  Northern Trust Corp.                                    1,006,177
    74,619  Schwab (Charles) Corp.                                  1,611,770
    31,355  State Street Corp.                                      2,137,157
    20,973  T. Rowe Price Group Inc.                                1,167,986
                                                                --------------
                                                                   36,115,567
                                                                --------------
CHEMICALS -- 1.8%
    17,130  Air Products & Chemicals, Inc.                          1,674,629
     4,495  Ashland Inc.                                              270,644
    75,307  Dow Chemical Co.                                        3,242,719
    73,028  du Pont (E.I.) de Nemours & Co.                         3,619,268
     6,769  Eastman Chemical Company                                  451,695
    14,102  Ecolab Inc.                                               665,614
     9,310  Hercules Inc.(2)                                          195,696
     6,247  International Flavors & Fragrances Inc.                   330,216
    43,236  Monsanto Co.                                            3,707,056
    12,911  PPG Industries, Inc.                                      975,426
    25,246  Praxair, Inc.                                           2,114,605
    11,252  Rohm and Haas Co.                                         626,399
    10,565  Sigma-Aldrich Corp.                                       514,938
                                                                --------------
                                                                   18,388,905
                                                                --------------

------
9

Equity Index

Shares                                                                  Value

COMMERCIAL BANKS -- 3.6%
    42,859  BB&T Corporation                                      $ 1,731,075
    12,348  Comerica Inc.                                             633,205
    15,097  Commerce Bancorp Inc.                                     585,462
    43,463  Fifth Third Bancorp                                     1,472,526
    10,016  First Horizon National Corp.(2)                           267,027
    29,394  Huntington Bancshares Inc.                                499,110
    31,066  KeyCorp                                                 1,004,364
     5,997  M&T Bank Corp.                                            620,390
    20,448  Marshall & Ilsley Corp.                                   895,009
    50,629  National City Corp.                                     1,270,282
    27,255  PNC Financial Services Group                            1,856,066
    55,706  Regions Financial Corp.                                 1,642,213
    28,197  SunTrust Banks, Inc.                                    2,133,667
    25,809  Synovus Financial Corp.                                   723,942
   137,415  U.S. Bancorp                                            4,470,110
   151,170  Wachovia Corp.                                          7,581,176
   263,953  Wells Fargo & Co.                                       9,402,005
     8,651  Zions Bancorporation                                      594,064
                                                                --------------
                                                                   37,381,693
                                                                --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
    20,693  Allied Waste Industries Inc.(1)                           263,836
     7,373  Avery Dennison Corp.                                      420,408
    10,849  Cintas Corp.                                              402,498
    11,278  Equifax Inc.                                              429,917
    10,619  Monster Worldwide Inc.(1)                                 361,683
    17,373  Pitney Bowes, Inc.                                        789,082
    17,410  R.R. Donnelley & Sons Company                             636,510
    12,967  Robert Half International Inc.                            387,195
    42,536  Waste Management, Inc.                                  1,605,308
                                                                --------------
                                                                    5,296,437
                                                                --------------
COMMUNICATIONS EQUIPMENT -- 3.0%
    36,195  Avaya Inc.(1)                                             613,867
     6,813  Ciena Corp.(1)(2)                                         259,439
   483,363  Cisco Systems Inc.(1)                                  16,004,148
   124,261  Corning Inc.                                            3,063,034
    16,649  JDS Uniphase Corp.(1)                                     249,069
    40,568  Juniper Networks, Inc.(1)                               1,485,194
   185,656  Motorola, Inc.                                          3,440,206
   135,426  QUALCOMM Inc.                                           5,723,103
    35,553  Tellabs, Inc.(1)                                          338,465
                                                                --------------
                                                                   31,176,525
                                                                --------------
COMPUTERS & PERIPHERALS -- 3.2%
    68,904  Apple Inc.(1)                                          10,579,520
   179,498  Dell Inc.(1)                                            4,954,145
   165,862  EMC Corp.(1)                                            3,449,930
   204,846  Hewlett-Packard Co.                                    10,199,282

Shares                                                                  Value

     7,503  Lexmark International, Inc. Cl A(1)                      $311,600
    29,357  Network Appliance, Inc.(1)                                789,997
    11,601  QLogic Corp.(1)                                           156,033
    18,063  SanDisk Corp.(1)                                          995,271
   282,185  Sun Microsystems, Inc.(1)                               1,583,058
                                                                --------------
                                                                   33,018,836
                                                                --------------
CONSTRUCTION & ENGINEERING -- 0.1%
     6,996  Fluor Corp.                                             1,007,284
                                                                --------------
CONSTRUCTION MATERIALS -- 0.1%
     7,468  Vulcan Materials Co.(2)                                   665,772
                                                                --------------
CONSUMER FINANCE -- 1.0%
    93,949  American Express Co.                                    5,577,752
    32,653  Capital One Financial Corp.                             2,169,139
    41,602  Discover Financial Services(1)                            865,322
    32,506  SLM Corporation                                         1,614,573
                                                                --------------
                                                                   10,226,786
                                                                --------------
CONTAINERS & PACKAGING -- 0.2%
     8,214  Ball Corp.                                                441,503
     8,333  Bemis Co., Inc.                                           242,574
    10,631  Pactiv Corp.(1)                                           304,684
    12,828  Sealed Air Corp.                                          327,884
     8,558  Temple-Inland Inc.                                        450,407
                                                                --------------
                                                                    1,767,052
                                                                --------------
DISTRIBUTORS -- 0.1%
    13,409  Genuine Parts Company                                     670,450
                                                                --------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
    11,061  Apollo Group, Inc. Cl A(1)                                665,319
    25,982  H&R Block, Inc.                                           550,299
                                                                --------------
                                                                    1,215,618
                                                                --------------
DIVERSIFIED FINANCIAL SERVICES -- 5.3%
   355,215  Bank of America Corp.(3)                               17,856,658
    15,131  CIT Group Inc.                                            608,266
   392,949  Citigroup Inc.                                         18,338,931
     4,252  CME Group Inc.                                          2,497,412
     5,500  IntercontinentalExchange Inc.(1)                          835,450
   271,100  JPMorgan Chase & Co.                                   12,421,802
    13,200  Leucadia National Corp.                                   636,504
    27,117  McGraw-Hill Companies, Inc. (The)                       1,380,526
    17,607  Moody's Corp.                                             887,393
                                                                --------------
                                                                   55,462,942
                                                                --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
   487,252  AT&T Inc.                                              20,615,633
     8,898  CenturyTel Inc.                                           411,266
    27,829  Citizens Communications Company                           398,511

------
10

Equity Index

Shares                                                                  Value

    11,955  Embarq Corp.                                             $664,698
   122,788  Qwest Communications International Inc.(1)              1,124,738
   229,437  Verizon Communications Inc.                            10,159,470
    37,620  Windstream Corp.                                          531,194
                                                                --------------
                                                                   33,905,510
                                                                --------------
ELECTRIC UTILITIES -- 1.9%
    13,034  Allegheny Energy, Inc.(1)                                 681,157
    31,487  American Electric Power                                 1,450,921
    99,545  Duke Energy Corp.                                       1,860,496
    25,717  Edison International                                    1,426,008
    15,574  Entergy Corp.                                           1,686,508
    55,129  Exelon Corporation                                      4,154,522
    24,130  FirstEnergy Corp.                                       1,528,394
    32,104  FPL Group, Inc.                                         1,954,492
     7,981  Pinnacle West Capital Corp.                               315,329
    30,488  PPL Corporation                                         1,411,594
    20,154  Progress Energy Inc.                                      944,215
    59,397  Southern Co.(2)                                         2,154,923
                                                                --------------
                                                                   19,568,559
                                                                --------------
ELECTRICAL EQUIPMENT -- 0.5%
    14,729  Cooper Industries, Ltd. Cl A                              752,505
    62,895  Emerson Electric Co.                                    3,347,271
    12,494  Rockwell Automation Inc.                                  868,458
                                                                --------------
                                                                    4,968,234
                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
    31,261  Agilent Technologies, Inc.(1)                           1,152,906
    14,418  Jabil Circuit, Inc.                                       329,307
    11,426  Molex Inc.                                                307,702
    72,282  Solectron Corp.(1)                                        281,900
     5,959  Tektronix, Inc.                                           165,303
    39,180  Tyco Electronics Ltd.                                   1,388,147
                                                                --------------
                                                                    3,625,265
                                                                --------------
ENERGY EQUIPMENT & SERVICES -- 2.5%
    25,277  Baker Hughes Inc.                                       2,284,282
    23,201  BJ Services Co.                                           615,987
    11,796  ENSCO International Inc.                                  661,756
    70,753  Halliburton Co.                                         2,716,915
    22,251  Nabors Industries Ltd.(1)                                 684,663
    14,093  National Oilwell Varco, Inc.(1)                         2,036,439
    21,170  Noble Corp.                                             1,038,389
     9,001  Rowan Companies, Inc.                                     329,257
    94,741  Schlumberger Ltd.                                       9,947,804
    15,831  Smith International, Inc.                               1,130,333
    22,787  Transocean Inc.(1)                                      2,576,070
    26,642  Weatherford International Ltd.(1)                       1,789,810
                                                                --------------
                                                                   25,811,705
                                                                --------------

Shares                                                                  Value

FOOD & STAPLES RETAILING -- 2.4%
    34,741  Costco Wholesale Corp.                                $ 2,132,055
   117,605  CVS/Caremark Corp.                                      4,660,686
    55,967  Kroger Co. (The)                                        1,596,179
    34,933  Safeway Inc.                                            1,156,632
    16,420  SUPERVALU INC.                                            640,544
    48,825  Sysco Corp.                                             1,737,682
   190,677  Wal-Mart Stores, Inc.                                   8,323,050
    79,036  Walgreen Co.                                            3,733,661
    11,183  Whole Foods Market, Inc.(2)                               547,520
                                                                --------------
                                                                   24,528,009
                                                                --------------
FOOD PRODUCTS -- 1.5%
    51,524  Archer-Daniels-Midland Co.                              1,704,414
    17,157  Campbell Soup Co.                                         634,809
    39,378  ConAgra Foods, Inc.                                     1,028,947
    10,351  Dean Foods Co.                                            264,779
    27,371  General Mills, Inc.                                     1,587,792
    25,639  H.J. Heinz Co.                                          1,184,522
    13,494  Hershey Co. (The)                                         626,257
    19,857  Kellogg Co.                                             1,111,992
   125,583  Kraft Foods Inc. Cl A                                   4,333,869
    10,352  McCormick & Company, Inc.                                 372,361
    58,007  Sara Lee Corp.                                            968,137
    20,507  Tyson Foods, Inc. Cl A                                    366,050
    17,049  Wm. Wrigley Jr. Co.                                     1,095,057
                                                                --------------
                                                                   15,278,986
                                                                --------------
GAS UTILITIES -- 0.1%
     3,651  Nicor Inc.(2)                                             156,628
    13,573  Questar Corp.                                             712,990
                                                                --------------
                                                                      869,618
                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
     8,110  Bard (C.R.), Inc.                                         715,221
     4,384  Bausch & Lomb Inc.                                        280,576
    51,427  Baxter International Inc.                               2,894,312
    19,314  Becton, Dickinson & Co.                                 1,584,714
   100,977  Boston Scientific Corp.(1)                              1,408,629
    39,181  Covidien Ltd.(1)                                        1,626,012
    12,536  Hospira Inc.(1)                                           519,617
    91,567  Medtronic, Inc.                                         5,165,293
    26,723  St. Jude Medical, Inc.(1)                               1,177,683
    20,630  Stryker Corp.                                           1,418,519
    10,255  Varian Medical Systems, Inc.(1)                           429,582
    18,653  Zimmer Holdings Inc.(1)                                 1,510,706
                                                                --------------
                                                                   18,730,864
                                                                --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
    40,754  Aetna Inc.                                              2,211,720
    14,175  AmerisourceBergen Corp.                                   642,553
    28,752  Cardinal Health, Inc.                                   1,797,863

------
11

Equity Index

Shares                                                                  Value

    22,458  CIGNA Corp.                                           $ 1,196,787
    12,379  Coventry Health Care Inc.(1)                              770,098
    20,322  Express Scripts, Inc.(1)                                1,134,374
    13,221  Humana Inc.(1)                                            923,883
     9,263  Laboratory Corp. of America Holdings(1)                   724,644
     5,831  Manor Care, Inc.                                          375,516
    23,370  McKesson Corp.                                          1,373,922
    21,542  Medco Health Solutions Inc.(1)                          1,947,181
    11,194  Patterson Companies, Inc.(1)                              432,200
    12,514  Quest Diagnostics Inc.                                    722,934
    37,528  Tenet Healthcare Corp.(1)                                 126,094
   105,235  UnitedHealth Group Inc.                                 5,096,531
    47,981  WellPoint Inc.(1)                                       3,786,661
                                                                --------------
                                                                   23,262,961
                                                                --------------
HEALTH CARE TECHNOLOGY(4)
    15,510  IMS Health Inc.                                           475,226
                                                                --------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
    35,799  Carnival Corporation                                    1,733,746
    11,158  Darden Restaurants, Inc.                                  467,074
    14,722  Harrah's Entertainment, Inc.                            1,279,783
    30,762  Hilton Hotels Corporation                               1,430,125
    26,649  International Game Technology                           1,148,572
    25,924  Marriott International, Inc. Cl A                       1,126,916
    94,372  McDonald's Corporation                                  5,140,443
    58,508  Starbucks Corporation(1)                                1,532,910
    17,009  Starwood Hotels & Resorts Worldwide, Inc.               1,033,297
     6,973  Wendy's International, Inc.                               243,427
    14,741  Wyndham Worldwide Corp.                                   482,915
    41,349  Yum! Brands, Inc.                                       1,398,837
                                                                --------------
                                                                   17,018,045
                                                                --------------
HOUSEHOLD DURABLES -- 0.5%
     5,343  Black & Decker Corporation                                445,072
     9,609  Centex Corp.                                              255,311
    21,985  D.R. Horton, Inc.                                         281,628
    12,092  Fortune Brands, Inc.                                      985,376
     5,142  Harman International Industries Inc.                      444,886
     6,063  KB Home(2)                                                151,939
    14,271  Leggett & Platt, Inc.                                     273,432
    11,047  Lennar Corp.                                              250,215
    22,440  Newell Rubbermaid Inc.                                    646,720
    17,092  Pulte Homes Inc.                                          232,622
     4,588  Snap-on Incorporated                                      227,290
     6,581  Stanley Works (The)                                       369,392
     6,350  Whirlpool Corp.                                           565,785
                                                                --------------
                                                                    5,129,668
                                                                --------------

Shares                                                                  Value

HOUSEHOLD PRODUCTS -- 2.2%
    10,911  Clorox Company                                           $665,462
    40,460  Colgate-Palmolive Co.                                   2,885,607
    33,705  Kimberly-Clark Corp.                                    2,368,113
   247,899  Procter & Gamble Co. (The)                             17,437,216
                                                                --------------
                                                                   23,356,398
                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
    52,817  AES Corp. (The)(1)                                      1,058,453
    14,239  Constellation Energy Group Inc.                         1,221,564
    33,113  Dynegy Inc. Cl A(1)                                       305,964
    38,648  TXU Corp.                                               2,646,228
                                                                --------------
                                                                    5,232,209
                                                                --------------
INDUSTRIAL CONGLOMERATES -- 4.0%
    56,856  3M Co.                                                  5,320,584
   813,107  General Electric Co.                                   33,775,789
    19,888  Textron Inc.                                            1,237,232
    39,181  Tyco International Ltd.                                 1,737,286
                                                                --------------
                                                                   42,070,891
                                                                --------------
INSURANCE -- 4.6%
    25,697  Ace, Ltd.                                               1,556,467
    38,661  Aflac Inc.                                              2,205,223
    46,478  Allstate Corp.                                          2,658,077
     8,202  Ambac Financial Group, Inc.                               515,988
   203,763  American International Group, Inc.                     13,784,568
    23,225  AON Corp.                                               1,040,712
     7,662  Assurant, Inc.                                            409,917
    31,206  Chubb Corp.                                             1,673,890
    13,513  Cincinnati Financial Corp.                                585,248
    33,661  Genworth Financial Inc. Cl A                            1,034,403
    25,082  Hartford Financial Services Group Inc. (The)            2,321,339
    21,389  Lincoln National Corp.                                  1,411,032
    35,267  Loews Corp.                                             1,705,159
    42,992  Marsh & McLennan Companies, Inc.                        1,096,296
    10,025  MBIA Inc.                                                 612,026
    58,578  MetLife, Inc.                                           4,084,644
    21,148  Principal Financial Group, Inc.                         1,334,227
    57,540  Progressive Corp. (The)                                 1,116,851
    37,628  Prudential Financial, Inc.                              3,671,740
     8,396  Safeco Corp.                                              514,003
     7,534  Torchmark Corp.                                           469,519
    52,132  Travelers Companies, Inc. (The)                         2,624,325
    27,582  Unum Group                                                674,932
    14,463  XL Capital Ltd. Cl A                                    1,145,470
                                                                --------------
                                                                   48,246,056
                                                                --------------

------
12

Equity Index

Shares                                                                  Value

INTERNET & CATALOG RETAIL -- 0.3%
    24,527  Amazon.com, Inc.(1)                                   $ 2,284,690
    15,180  IAC/InterActiveCorp(1)                                    450,391
                                                                --------------
                                                                    2,735,081
                                                                --------------
INTERNET SOFTWARE & SERVICES -- 1.7%
    13,270  Akamai Technologies, Inc.(1)                              381,247
    89,490  eBay Inc.(1)                                            3,491,900
    18,450  Google Inc. Cl A(1)                                    10,466,131
    19,324  VeriSign, Inc.(1)                                         651,992
   104,724  Yahoo! Inc.(1)                                          2,810,792
                                                                --------------
                                                                   17,802,062
                                                                --------------
IT SERVICES -- 2.1%
     8,060  Affiliated Computer Services Inc. Cl A(1)                 404,934
    42,218  Automatic Data Processing, Inc.                         1,939,073
    11,368  Cognizant Technology Solutions Corp. Cl A(1)              906,825
    13,638  Computer Sciences Corp.(1)                                762,364
    11,133  Convergys Corp.(1)                                        193,269
    40,245  Electronic Data Systems Corp.                             878,951
    13,163  Fidelity National Information Services, Inc.              584,042
    13,233  Fiserv, Inc.(1)                                           673,030
   107,927  International Business Machines Corp.                  12,713,801
    26,852  Paychex, Inc.                                           1,100,932
    28,006  Unisys Corp.(1)                                           185,400
    61,073  Western Union Co. (The)                                 1,280,701
                                                                --------------
                                                                   21,623,322
                                                                --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
     7,232  Brunswick Corp.                                           165,324
    22,747  Eastman Kodak Co.(2)                                      608,710
    12,584  Hasbro, Inc.                                              350,842
    31,149  Mattel, Inc.                                              730,755
                                                                --------------
                                                                    1,855,631
                                                                --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
    14,768  Applera Corporation -- Applied Biosystems Group           511,564
     4,283  Millipore Corp.(1)                                        324,651
     9,765  PerkinElmer, Inc.                                         285,236
    33,352  Thermo Fisher Scientific Inc.(1)                        1,925,077
     8,118  Waters Corp.(1)                                           543,257
                                                                --------------
                                                                    3,589,785
                                                                --------------
MACHINERY -- 1.8%
    50,633  Caterpillar Inc.                                        3,971,145
     8,191  Cummins Inc.                                            1,047,547
    18,758  Danaher Corp.                                           1,551,474
    17,805  Deere & Co.                                             2,642,618

Shares                                                                  Value

    16,148  Dover Corp.                                              $822,741
    11,589  Eaton Corp.                                             1,147,775
    32,551  Illinois Tool Works Inc.                                1,941,342
    23,871  Ingersoll-Rand Company Ltd. Cl A                        1,300,253
    14,423  ITT Corporation                                           979,754
    19,582  Paccar Inc.                                             1,669,366
     9,863  Pall Corp.                                                383,671
     9,120  Parker-Hannifin Corp.                                   1,019,890
     8,096  Terex Corp.(1)                                            720,706
                                                                --------------
                                                                   19,198,282
                                                                --------------
MEDIA -- 3.0%
    54,347  CBS Corp. Cl B                                          1,711,931
    39,241  Clear Channel Communications, Inc.                      1,469,183
   245,929  Comcast Corp. Cl A(1)                                   5,946,562
    60,339  DIRECTV Group, Inc. (The)(1)                            1,465,031
     5,185  Dow Jones & Co., Inc.                                     309,545
     6,733  EW Scripps Co. Cl A                                       282,786
    18,483  Gannett Co., Inc.                                         807,707
    37,025  Interpublic Group of Companies, Inc.(1)                   384,320
     3,053  Meredith Corp.                                            174,937
    11,577  New York Times Co. (The) Cl A(2)                          228,762
   184,031  News Corp. Cl A                                         4,046,842
    26,119  Omnicom Group Inc.                                      1,256,063
   296,219  Time Warner Inc.                                        5,438,580
     6,081  Tribune Co.                                               166,133
    54,453  Viacom Inc. Cl B(1)                                     2,122,033
   154,163  Walt Disney Co. (The)                                   5,301,665
                                                                --------------
                                                                   31,112,080
                                                                --------------
METALS & MINING -- 1.0%
    68,770  Alcoa Inc.                                              2,690,282
     8,020  Allegheny Technologies Inc.                               881,799
    29,810  Freeport-McMoRan Copper & Gold, Inc.                    3,126,772
    38,299  Newmont Mining Corporation                              1,713,114
    23,277  Nucor Corp.                                             1,384,283
     9,320  United States Steel Corp.                                 987,361
                                                                --------------
                                                                   10,783,611
                                                                --------------
MULTI-UTILITIES -- 1.1%
    16,297  Ameren Corp.                                              855,593
    25,373  CenterPoint Energy, Inc.                                  406,729
    17,809  CMS Energy Corp.                                          299,547
    21,367  Consolidated Edison, Inc.                                 989,292
    23,061  Dominion Resources Inc.                                 1,944,042
    13,867  DTE Energy Company(2)                                     671,717
     6,139  Integrys Energy Group Inc.                                314,501
    22,050  NiSource Inc.                                             422,037

------
13

Equity Index

Shares                                                                  Value

    27,784  PG&E Corp.                                            $ 1,328,075
    20,040  Public Service Enterprise Group Inc.                    1,763,320
    20,828  Sempra Energy                                           1,210,523
    16,660  TECO Energy, Inc.                                         273,724
    32,301  XCEL Energy Inc.                                          695,764
                                                                --------------
                                                                   11,174,864
                                                                --------------
MULTILINE RETAIL -- 1.0%
     8,656  Big Lots, Inc.(1)                                         258,295
     4,784  Dillard's Inc. Cl A(2)                                    104,435
    11,533  Family Dollar Stores, Inc.                                306,316
    17,604  J.C. Penney Co., Inc.                                   1,115,565
    25,261  Kohl's Corp.(1)                                         1,448,214
    34,484  Macy's Inc.                                             1,114,523
    15,660  Nordstrom, Inc.                                           734,297
     6,026  Sears Holdings Corp.(1)                                   766,507
    67,320  Target Corp.                                            4,279,533
                                                                --------------
                                                                   10,127,685
                                                                --------------
OFFICE ELECTRONICS -- 0.1%
    74,024  Xerox Corp.(1)                                          1,283,576
                                                                --------------
OIL, GAS & CONSUMABLE FUELS -- 9.5%
    36,632  Anadarko Petroleum Corp.                                1,968,970
    26,148  Apache Corp.                                            2,354,889
    32,347  Chesapeake Energy Corp.                                 1,140,555
   169,353  Chevron Corp.                                          15,848,053
   129,223  ConocoPhillips                                         11,341,903
    14,651  Consol Energy Inc.                                        682,737
    35,094  Devon Energy Corporation                                2,919,821
    55,344  El Paso Corp.                                             939,188
    19,282  EOG Resources Inc.                                      1,394,667
   442,020  Exxon Mobil Corp.                                      40,913,370
    21,556  Hess Corp.                                              1,434,121
    54,199  Marathon Oil Corp.                                      3,090,427
    14,838  Murphy Oil Corp.                                        1,037,028
    67,798  Occidental Petroleum Corp.                              4,344,496
    20,920  Peabody Energy Corp.                                    1,001,440
    49,941  Spectra Energy Corp.                                    1,222,556
     9,572  Sunoco, Inc.                                              677,506
    10,900  Tesoro Corp.                                              501,618
    43,377  Valero Energy Corp.                                     2,914,067
    47,288  Williams Companies, Inc. (The)                          1,610,629
    30,249  XTO Energy Inc.                                         1,870,598
                                                                --------------
                                                                   99,208,639
                                                                --------------
PAPER & FOREST PRODUCTS -- 0.3%
    34,148  International Paper Company                             1,224,889
    14,530  MeadWestvaco Corp.                                        429,071
    17,074  Weyerhaeuser Co.                                        1,234,450
                                                                --------------
                                                                    2,888,410
                                                                --------------

Shares                                                                  Value

PERSONAL PRODUCTS -- 0.2%
    34,713  Avon Products, Inc.                                   $ 1,302,779
     9,576  Estee Lauder Companies, Inc. (The) Cl A                   406,597
                                                                --------------
                                                                    1,709,376
                                                                --------------
PHARMACEUTICALS -- 6.3%
   121,754  Abbott Laboratories                                     6,528,449
    24,245  Allergan, Inc.                                          1,563,075
     8,892  Barr Pharmaceuticals Inc.(1)                              506,044
   155,471  Bristol-Myers Squibb Co.                                4,480,674
    77,994  Eli Lilly and Company                                   4,440,198
    25,176  Forest Laboratories, Inc.(1)                              938,813
   232,091  Johnson & Johnson                                      15,248,380
    19,602  King Pharmaceuticals, Inc.(1)                             229,735
   172,403  Merck & Co., Inc.                                       8,911,511
    19,790  Mylan Laboratories Inc.                                   315,848
   554,670  Pfizer Inc.                                            13,550,589
   127,351  Schering-Plough Corp.                                   4,028,112
     8,370  Watson Pharmaceuticals, Inc.(1)                           271,188
   106,246  Wyeth                                                   4,733,259
                                                                --------------
                                                                   65,745,875
                                                                --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
     7,819  Apartment Investment and Management Co. Cl A              352,871
    19,437  Archstone-Smith Trust                                   1,168,941
     6,309  AvalonBay Communities Inc.                                744,841
     9,376  Boston Properties Inc.                                    974,166
     9,912  Developers Diversified Realty Corp.                       553,783
    22,995  Equity Residential                                        974,068
    19,321  General Growth Properties, Inc.                         1,035,992
    41,306  Host Hotels & Resorts Inc.                                926,907
    17,949  Kimco Realty Corporation                                  811,474
    14,222  Plum Creek Timber Co. Inc.                                636,577
    20,247  ProLogis                                                1,343,388
     9,677  Public Storage Inc.                                       761,096
    17,676  Simon Property Group, Inc.                              1,767,601
    10,310  Vornado Realty Trust                                    1,127,399
                                                                --------------
                                                                   13,179,104
                                                                --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(4)
    15,086  CB Richard Ellis Group, Inc. Cl A(1)                      419,994
                                                                --------------
ROAD & RAIL -- 0.7%
    24,157  Burlington Northern Santa Fe Corp.                      1,960,824
    34,577  CSX Corporation                                         1,477,475
    31,042  Norfolk Southern Corp.                                  1,611,390

------
14

Equity Index

Shares                                                                  Value

     4,996  Ryder System, Inc.                                       $244,804
    21,388  Union Pacific Corp.                                     2,418,127
                                                                --------------
                                                                    7,712,620
                                                                --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
    44,288  Advanced Micro Devices, Inc.(1)(2)                        584,602
    28,069  Altera Corp.                                              675,902
    25,820  Analog Devices, Inc.                                      933,651
   109,205  Applied Materials, Inc.                                 2,260,544
    36,737  Broadcom Corp. Cl A(1)                                  1,338,696
   461,738  Intel Corp.                                            11,940,544
    15,119  KLA-Tencor Corp.                                          843,338
    17,823  Linear Technology Corp.                                   623,627
    56,578  LSI Logic Corp.(1)                                        419,809
    17,756  MEMC Electronic Materials Inc.(1)                       1,045,118
    17,300  Microchip Technology Inc.                                 628,336
    59,758  Micron Technology, Inc.(1)                                663,314
    19,349  National Semiconductor Corp.                              524,745
    10,063  Novellus Systems, Inc.(1)                                 274,317
    43,003  NVIDIA Corp.(1)                                         1,558,429
    15,074  Teradyne, Inc.(1)                                         208,021
   113,271  Texas Instruments Inc.                                  4,144,586
    23,967  Xilinx, Inc.                                              626,497
                                                                --------------
                                                                   29,294,076
                                                                --------------
SOFTWARE -- 3.3%
    46,416  Adobe Systems Inc.(1)                                   2,026,523
    18,303  Autodesk, Inc.(1)                                         914,601
    16,010  BMC Software Inc.(1)                                      499,992
    30,897  CA, Inc.                                                  794,671
    14,529  Citrix Systems, Inc.(1)                                   585,809
    24,305  Compuware Corp.(1)                                        194,926
    24,448  Electronic Arts Inc.(1)                                 1,368,844
    27,064  Intuit Inc.(1)                                            820,039
   640,474  Microsoft Corporation                                  18,868,363
    27,691  Novell, Inc.(1)                                           211,559
   312,841  Oracle Corp.(1)                                         6,773,008
    71,202  Symantec Corp.(1)                                       1,379,895
                                                                --------------
                                                                   34,438,230
                                                                --------------
SPECIALTY RETAIL -- 1.6%
     6,947  Abercrombie & Fitch Co.                                   560,623
    12,088  AutoNation, Inc.(1)                                       214,199
     3,869  AutoZone, Inc.(1)                                         449,346
    21,638  Bed Bath & Beyond Inc.(1)                                 738,289

Shares                                                                  Value

    31,974  Best Buy Co., Inc.                                    $ 1,471,443
    11,370  Circuit City Stores Inc.(2)                                89,937
    39,358  Gap, Inc. (The)                                           725,762
   133,133  Home Depot, Inc. (The)                                  4,318,834
    25,336  Limited Brands, Inc.                                      579,941
   118,910  Lowe's Companies, Inc.                                  3,331,857
    22,246  Office Depot, Inc.(1)                                     458,713
     6,181  OfficeMax Inc.                                            211,823
    10,817  RadioShack Corp.(2)                                       223,479
     8,608  Sherwin-Williams Co.                                      565,632
    56,551  Staples, Inc.                                           1,215,281
    11,002  Tiffany & Co.                                             575,955
    35,301  TJX Companies, Inc. (The)                               1,026,200
                                                                --------------
                                                                   16,757,314
                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
    29,364  Coach Inc.(1)                                           1,388,036
     7,418  Jones Apparel Group, Inc.                                 156,742
     8,452  Liz Claiborne, Inc.                                       290,157
    30,608  NIKE, Inc. Cl B                                         1,795,466
     4,731  Polo Ralph Lauren Corp.                                   367,835
     7,169  VF Corp.                                                  578,897
                                                                --------------
                                                                    4,577,133
                                                                --------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
    45,748  Countrywide Financial Corp.                               869,669
    76,902  Fannie Mae                                              4,676,412
    52,334  Freddie Mac                                             3,088,229
    38,356  Hudson City Bancorp, Inc.                                 589,915
     6,683  MGIC Investment Corp.(2)                                  215,928
    29,054  Sovereign Bancorp Inc.                                    495,080
    70,240  Washington Mutual, Inc.                                 2,480,174
                                                                --------------
                                                                   12,415,407
                                                                --------------
TOBACCO -- 1.3%
   167,852  Altria Group Inc.                                      11,670,749
    13,467  Reynolds American Inc.(2)                                 856,367
    12,888  UST Inc.(2)                                               639,245
                                                                --------------
                                                                   13,166,361
                                                                --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
     5,715  Grainger (W.W.), Inc.                                     521,151
                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    27,301  ALLTEL Corp.                                            1,902,334
   228,652  Sprint Nextel Corp.                                     4,344,388
                                                                --------------
                                                                    6,246,722
                                                                --------------
TOTAL COMMON STOCKS
(Cost $698,745,903)                                             1,069,443,803
                                                                --------------

------
15

Equity Index

Principal Amount                                                         Value

Short-Term Investments Segregated for Futures Contracts(3)(5) -- 0.9%

             $8,500,000  FHLB Discount Notes, 4.00%, 10/1/07       $ 8,500,000
              1,080,000  U.S. Treasury Bills, 4.69%, 1/17/08         1,067,925
                                                                --------------
TOTAL SHORT-TERM INVESTMENTS SEGREGATED
FOR FUTURES CONTRACTS
(Cost $9,564,802)                                                    9,567,925
                                                                --------------

Temporary Cash Investments -- Securities Lending Collateral(6) -- 0.6%

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $6,421,095)                                          6,418,340
(Cost $6,418,340)
                                                                --------------

                                                                         Value
TOTAL INVESTMENT SECURITIES -- 104.2%
(Cost $714,729,045)                                             $1,085,430,068
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (4.2)%                            (43,288,087)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,042,141,981
                                                                ==============

Futures Contracts
                           Expiration       Underlying Face       Unrealized Gain
  Contracts Purchased         Date          Amount at Value           (Loss)

   142  S&P 500 E-Mini
        Futures          December 2007        $10,934,000            $238,041
                                              ===========           ===========

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

(3) Security, or a portion thereof, has been segregated on the fund's records, at the custodian bank, or with the broker as initial margin on futures contracts.

(4) Industry is less than 0.05% of total net assets.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
16

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $708,310,705) --
including $6,252,999 of securities on loan                          $1,079,011,728

Investments made with cash collateral received for securities on
loan, at value (cost of $6,418,340)                                      6,418,340
                                                                    --------------
Total investment securities, at value (cost of $714,729,045)         1,085,430,068

Cash                                                                       494,319

Receivable for investments sold                                          1,058,763

Dividends and interest receivable                                        1,215,006
                                                                    --------------
                                                                     1,088,198,156
                                                                    --------------

LIABILITIES

Payable for collateral received for securities on loan                   6,418,340

Payable for capital shares redeemed                                     38,769,943

Payable for investments purchased                                          541,583

Payable for variation margin on futures contracts                           32,663

Accrued management fees                                                    293,646
                                                                    --------------
                                                                        46,056,175
                                                                    --------------

NET ASSETS                                                          $1,042,141,981
                                                                    ==============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                              $ 778,891,855

Undistributed net investment income                                        699,968

Accumulated net realized loss on investment transactions             (108,388,906)

Net unrealized appreciation on investments                             370,939,064
                                                                    --------------
                                                                    $1,042,141,981
                                                                    ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                            $243,597,294

Shares outstanding                                                      40,048,116

Net asset value per share                                                    $6.08

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                            $798,544,687

Shares outstanding                                                     131,212,569

Net asset value per share                                                    $6.09

See Notes to Financial Statements.

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17

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends                                                              $ 9,965,270

Interest                                                                   439,490

Securities lending                                                          27,898
                                                                       -----------
                                                                        10,432,658
                                                                       -----------

EXPENSES:

Management fees                                                          1,798,502

Directors' fees and expenses                                                11,467

Other expenses                                                              12,681
                                                                       -----------
                                                                         1,822,650
                                                                       -----------

NET INVESTMENT INCOME (LOSS)                                             8,610,008
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                  2,244,653

Futures transactions                                                       397,767
                                                                       -----------
                                                                         2,642,420
                                                                       -----------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                             73,841,313

Futures                                                                     81,430
                                                                       -----------
                                                                        73,922,743
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                 76,565,163
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $85,175,171
                                                                       ===========

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007

Increase (Decrease) in Net Assets                  Sept. 30, 2007   March 31, 2007

OPERATIONS

Net investment income (loss)                          $ 8,610,008     $ 16,518,662

Net realized gain (loss)                                2,642,420      (1,894,848)

Change in net unrealized appreciation
(depreciation)                                         73,922,743       95,849,197
                                                   --------------   --------------
Net increase (decrease) in net assets resulting
from operations                                        85,175,171      110,473,011
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                       (1,731,587)      (3,153,574)

 Institutional Class                                  (6,858,658)     (12,820,111)
                                                   --------------   --------------
Decrease in net assets from distributions             (8,590,245)     (15,973,685)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                           (80,894,528)      136,393,751
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                 (4,309,602)      230,893,077

NET ASSETS

Beginning of period                                 1,046,451,583      815,558,506
                                                   --------------   --------------
End of period                                      $1,042,141,981   $1,046,451,583
                                                   ==============   ==============

Undistributed net investment income                      $699,968         $680,205
                                                  ==============   ==============

See Notes to Financial Statements.

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19

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by matching, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price
Index (S&P 500 Index). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

------
20

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation
(depreciation) on futures, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
21

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 0.43% to 0.49% for the
Investor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended September 30, 2007 was 0.49% and 0.29% for the Investor Class
and Institutional Class, respectively.

On July 27, 2007, shareholders of the fund approved a Subadvisory Agreement between Northern Trust Investments, N.A. (NTI) and ACIM. The Subadvisory
Agreement was approved by the Board of Directors on November 29, 2006.
Effective August 1, 2007, ACIM entered into a Subadvisory Agreement with NTI on behalf of the fund. Prior to August 1, 2007, ACIM had a Subadvisory
Agreement with Barclays Global Fund Advisors (BGFA) (collectively with NTI, the subadvisors) on behalf of the fund. The subadvisors make investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining the subadvisors of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2007, were $68,676,930 and
$104,338,717, respectively.

------
22

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                         Six months ended September                     Year ended
                                           30, 2007                 March 31, 2007
                             Shares          Amount         Shares          Amount

INVESTOR
CLASS/SHARES
AUTHORIZED              150,000,000                    100,000,000
                       ============                   ============
Sold                      3,635,053    $ 21,595,072      8,653,995    $ 46,849,637

Issued in
connection with
acquisition (Note 8)             --              --     33,257,723     171,655,240

Issued in
reinvestment of
distributions               257,429       1,518,563        511,586       2,737,555

Redeemed                (4,974,060)    (29,535,565)   (30,924,150)   (162,716,881)
                       ------------   -------------   ------------   -------------
                        (1,081,578)     (6,421,930)     11,499,154      58,525,551
                       ------------   -------------   ------------   -------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              500,000,000                    400,000,000
                       ============                   ============
Sold                     21,359,105     127,964,619     44,066,384     233,940,765

Issued in
reinvestment of
distributions             1,161,832       6,858,658      2,397,106      12,820,111

Redeemed               (34,917,664)   (209,295,875)   (31,245,332)   (168,892,676)
                       ------------   -------------   ------------   -------------
                       (12,396,727)    (74,472,598)     15,218,158      77,868,200
                       ------------   -------------   ------------   -------------
Net increase
(decrease)             (13,478,305)   $(80,894,528)     26,717,312   $ 136,393,751
                       ============   =============   ============   =============

5. SECURITIES LENDING

As of September 30, 2007, securities in the fund valued at $6,252,999, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $6,418,340. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended September 30, 2007.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $754,586,380
                                                         ============
Gross tax appreciation of investments                    $363,253,185

Gross tax depreciation of investments                    (32,409,497)
                                                         ------------

Net tax appreciation (depreciation) of investments       $330,843,688
                                                         ============

------
23

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2007:

Accumulated capital losses       $(80,019,388)
Capital loss deferral             $(1,218,787)

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

     2008             2009            2010           2011           2012           2013           2014
 $(2,917,398)    $(10,639,477)   $(49,081,742)   $(1,957,751)   $(1,992,016)   $(5,270,954)   $(8,160,050)

The capital loss deferral listed above represents net capital losses incurred in the five-month period ended March 31, 2007. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. REORGANIZATION PLAN

On December 14, 2005, the Board of Directors of Mason Street Index 500 Fund
(Index 500), one fund in a series issued by Mason Street Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Equity Index acquired all of the assets of Index 500 in exchange for shares of equal value of Equity Index and the assumption by Equity Index of all liabilities of Index
500. The financial statements and performance history of Equity Index will be carried over in the post-reorganization. The reorganization was approved by shareholders on March 15, 2006. The reorganization was effective at the close of business on March 31, 2006.

The acquisition was accomplished by a tax-free exchange of shares. On April 3,
2006, in connection with the reorganization, Index 500 exchanged its shares for shares of Equity Index as follows:

       Original              Shares                 New                 Shares
      Fund/Class            Exchanged            Fund/Class            Received
  Index 500 Fund - A                      Equity Index - Investor
         Class              9,733,344              Class              28,917,087
  Index 500 Fund - B                      Equity Index - Investor
         Class              1,474,502              Class              4,340,636

The net assets of Index 500 and Equity Index immediately before the acquisition were $171,655,240 and $815,558,506, respectively. Index 500's unrealized appreciation of $33,002,713 was combined with that of Equity Index.
Immediately after the acquisition, the combined net assets were $987,213,746.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------
24

FINANCIAL HIGHLIGHTS
Equity Index

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                     2007(1)       2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $5.66      $5.16      $4.70     $4.50      $3.39      $4.58
                      ------     ------     ------    ------     ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)              0.04       0.08       0.07      0.07       0.05       0.05

 Net Realized
 and
 Unrealized
 Gain (Loss)            0.42       0.50       0.46      0.20       1.11     (1.19)
                      ------     ------     ------    ------     ------     ------
 Total From
 Investment
 Operations             0.46       0.58       0.53      0.27       1.16     (1.14)
                      ------     ------     ------    ------     ------     ------
Distributions

 From Net
 Investment
 Income               (0.04)     (0.08)     (0.07)    (0.07)     (0.05)     (0.05)
                      ------     ------     ------    ------     ------     ------
Net Asset Value,
End of Period          $6.08      $5.66      $5.16     $4.70      $4.50      $3.39
                      ======     ======     ======    ======     ======     ======

TOTAL RETURN(3)        8.21%     11.28%     11.36%     6.04%     34.27%   (25.02)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              0.49%(4)      0.49%      0.49%     0.49%      0.49%      0.49%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets              1.45%(4)      1.49%      1.43%     1.59%      1.23%      1.24%

Portfolio
Turnover Rate             6%         4%        17%        4%        16%        21%

Net Assets, End
of Period (in
thousands)          $243,597   $232,880   $152,799  $150,454   $142,324    $90,093

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
25

Equity Index

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                     2007(1)       2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $5.67      $5.16      $4.71     $4.50      $3.39      $4.58
                      ------     ------     ------    ------     ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)              0.05       0.09       0.08      0.08       0.06       0.05

 Net Realized
 and
 Unrealized
 Gain (Loss)            0.42       0.51       0.45      0.21       1.11     (1.19)
                      ------     ------     ------    ------     ------     ------
 Total From
 Investment
 Operations             0.47       0.60       0.53      0.29       1.17     (1.14)
                      ------     ------     ------    ------     ------     ------
Distributions

 From Net
 Investment
 Income               (0.05)     (0.09)     (0.08)    (0.08)     (0.06)     (0.05)
                      ------     ------     ------    ------     ------     ------
Net Asset Value,
End of Period          $6.09      $5.67      $5.16     $4.71      $4.50      $3.39
                      ======     ======     ======    ======     ======     ======

TOTAL RETURN(3)        8.50%     11.50%     11.35%     6.47%     34.53%   (24.87)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              0.29%(4)      0.29%      0.29%     0.29%      0.29%      0.29%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets              1.65%(4)      1.69%      1.63%     1.79%      1.43%      1.44%

Portfolio
Turnover Rate             6%         4%        17%        4%        16%        21%

Net Assets, End
of Period (in
thousands)          $798,545   $813,571   $662,759  $907,886   $842,269   $350,815

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
26

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposals. The proposals received the required number of votes of the American Century Capital Portfolios, Inc. or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century Capital
Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Capital Portfolios, Inc.).

James E. Stowers, Jr.       For:                11,443,781,487
                            Withhold:              252,686,939
                            Abstain:                         0
                            Broker Non-Vote:                 0

Jonathan S. Thomas          For:                11,454,104,706
                            Withhold:              242,363,720
                            Abstain:                         0
                            Broker Non-Vote:                 0

Thomas A. Brown             For:                11,456,645,347
                            Withhold:              239,823,079
                            Abstain:                         0
                            Broker Non-Vote:                 0

Andrea C. Hall              For:                11,459,598,200
                            Withhold:              236,870,226
                            Abstain:                         0
                            Broker Non-Vote:                 0

James A. Olson              For:                11,454,607,738
                            Withhold:              241,860,688
                            Abstain:                         0
                            Broker Non-Vote:                 0

Donald H. Pratt             For:                11,450,710,462
                            Withhold:              245,757,964
                            Abstain:                         0
                            Broker Non-Vote:                 0

Gale E. Sayers              For:                11,458,471,500
                            Withhold:              237,996,926
                            Abstain:                         0
                            Broker Non-Vote:                 0

M. Jeannine Strandjord      For:                11,451,541,828
                            Withhold:              244,926,598
                            Abstain:                         0
                            Broker Non-Vote:                 0

Timothy S. Webster          For:                11,460,198,888
                            Withhold:              236,269,538
                            Abstain:                         0
                            Broker Non-Vote:                 0

------
27

PROPOSAL 2:

To approve a new subadvisory agreement between Northern Trust Investments,
N.A. and American Century Investment Management, Inc., pertaining to the management of Equity Index Fund.

For:                     586,677,251
Against:                   1,821,479
Abstain:                  54,749,245
Broker Non-Vote:          27,801,160

------
28

APPROVAL OF MANAGEMENT AGREEMENT
Equity Index

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Equity Index (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

------
29

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business.

------
30

At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.
The Directors also review detailed performance information during the 15(c)
Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance information presented to the Directors showed that the fund's performance fell below the median benchmark for both the one-
and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
31

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

------
32

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

At the meeting held November 29, 2006, the board of directors also unanimously approved an investment subadvisory agreement by which Northern Trust
Investments, N.A. ("Northern Trust") would be engaged to manage the investments of the fund. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services to be provided to the funds under the agreement. As a part of this review the board evaluated Northern Trust's historical performance, investment experience, and capabilities, as well as its compliance policies, procedures, and regulatory experience. The management fees to be paid to Northern Trust under the subadvisory agreement were subject to arm's length negotiation between the Advisor and Northern Trust and will be paid by the Advisor out of its unified management fee.

------
33

SHARE CLASS INFORMATION

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The fund's prospectus contains additional information regarding eligibility for investor class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
34

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
35

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
36

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56794N

[cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report               September 30, 2007

[photo of fall]

Real Estate Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® Real Estate
Fund for the six months ended September 30, 2007. This has been an eventful and exciting period for us. We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers
family remains an integral part of our heritage, leadership, and financial structure. Jim Jr. continues as co-chair of the American Century Companies,
Inc. (ACC) board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .    2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .    2

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS ADVANCED IN A VOLATILE ENVIRONMENT

U.S. stocks produced positive results for the six months ended September 30,
2007, overcoming a confluence of challenges that led to extraordinary market volatility.

The stock market enjoyed a steady rally during the first half of the six-month period thanks to corporate earnings growth, which decelerated but continued to surpass expectations. Robust merger activity also boosted stocks as leveraged buy-outs from private equity firms put the volume of deal-making ahead of last year's record pace.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as worsening problems in the subprime mortgage market led to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
stepped in to provide a measure of relief and comfort. The Fed lowered its discount rate in mid-August and federal funds rate target in September -- the
Fed's first rate cuts since June 2003. The Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage a solid recovery during the final six weeks of the period.

LARGE-CAP AND GROWTH OUTPERFORMED

Large-cap stocks delivered the best returns (see the accompanying table), followed by mid- and small-cap issues. Growth stocks, which have trailed value issues for much of the decade, enjoyed a resurgence during the six-month period, outpacing value shares by a wide margin across all market capitalizations.

Energy was the best-performing sector in the stock market during the period, benefiting from a 24% increase in the price of oil. Information technology and industrials stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

U.S. Stock Index Returns
For the six months ended September 30, 2007*

RUSSELL 1000 INDEX (LARGE-CAP)             7.99%
Russell 1000 Growth Index                 11.35%
Russell 1000 Value Index                   4.67%

RUSSELL MIDCAP INDEX                       4.89%
Russell Midcap Growth Index                9.03%
Russell Midcap Value Index                -0.03%

RUSSELL 2000 INDEX (SMALL-CAP)             1.19%
Russell 2000 Growth Index                  6.70%
Russell 2000 Value Index                  -4.10%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Real Estate

Total Returns as of September 30, 2007
                                                Average Annual Returns
                                                                   Since      Inception
                    6 months(1)   1 year    5 years   10 years   Inception      Date

INVESTOR CLASS        -6.15%      5.84%     22.44%     12.54%     16.08%     9/21/95(2)

MSCI US REIT INDEX    -7.39%      4.67%     21.34%     12.05%    14.72%(3)       --

Institutional
Class                 -6.08%      6.04%     22.68%     12.78%     14.17%       6/16/97

A Class(4)                                                                     10/6/98

 No sales
 charge*              -6.29%      5.57%     22.16%       --       17.16%

 With sales
 charge*              -11.69%     -0.51%    20.72%       --       16.38%

B Class(1)                                                                     9/28/07

 No sales
 charge*                --          --        --         --        0.00%

 With sales
 charge*                --          --        --         --       -5.00%

C Class(1)                                                                     9/28/07

 No sales
 charge*                --          --        --         --        0.00%

 With sales
 charge*                --          --        --         --       -1.00%

R Class(1)              --          --        --         --        0.00%       9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) The inception date for RREFF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(3) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Real Estate

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
               1998       1999      2000    2001     2002    2003     2004    2005     2006     2007

Investor
Class         -17.62%    -2.94%    21.61%  10.96%   9.78%   28.35%   25.40%  25.88%   28.40%   5.84%

MSCI US
REIT Index    -14.26%    -5.88%    21.25%  11.62%   8.56%   25.11%   24.85%  27.10%   26.56%   4.67%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Real Estate

Portfolio Managers: Scott Blasdell and Kay Herr

PERFORMANCE SUMMARY

For the six-month period ended September 30, 2007, the Real Estate Fund posted a total return of -6.15%(1), outperforming the MSCI US REIT Index's return of
-7.39%. However, the fund trailed the 8.44% return of the S&P 500 Index(2), a broad stock market measure.

The portfolio's performance during the reporting period reflected a sharp decline in real estate investment trusts (REITs) in June and July. These declines were precipitated by negative sentiment resulting from defaults in the sub-prime mortgage market. Continued concerns with the state of the economy also put downward pressure on the REIT market, but the Federal Reserve
(the Fed) made a dramatic gesture by cutting the discount rate twice: once in mid-August and again in mid-September. Renewed confidence in the Fed's commitment to steer the economy away from recession helped REITs recover somewhat late in the period.

The portfolio outperformed its benchmark during the period. Stock selection was the main factor behind the outperformance, especially in the office/industrial and residential sectors.

APARTMENTS BOOSTED RELATIVE RESULTS

The apartment sector was a strong contributor to relative performance. Early in the year, investor expectations for apartment REITs were high due to the expectation for merger and acquisition activity. However, rising interest rates undermined private valuations, dragging down apartment REITs, so our underweight position added value.

Although the apartment sector generally benefited the Fund, a couple of residential stocks were among the largest detractors to relative performance.
Given the economic backdrop, we avoided the larger, higher-quality, and more-expensive apartment REITs, opting to overweight smaller companies. These stocks were more reasonably valued, maintained lower-quality portfolios that could benefit from lower-income residents moving to rent as a result of mortgage defaults, and provided less-volatile rents over the long term.
However, declining housing sales and unexpected weakness in job growth created negative sentiment around the residential sector, hitting smaller stocks the hardest. Two examples from the portfolio were GMH Communities and UDR.

Top Ten Holdings as of September 30, 2007
                                                     % of         % of
                                                  net assets   net assets
                                                     as of        as of
                                                    9/30/07      3/31/07

Simon Property Group, Inc.                           8.3%         8.8%
ProLogis                                             7.8%         7.8%
Public Storage Inc.                                  5.6%          --
Boston Properties Inc.                               5.2%         5.8%
Kimco Realty Corporation                             5.1%         3.8%
UDR, Inc.                                            4.6%         0.8%
Vornado Realty Trust                                 4.4%         7.0%
Hospitality Properties Trust                         4.2%         4.3%
Apartment Investment and Management Co. Cl A         4.1%         0.8%
General Growth Properties, Inc.                      4.1%         2.9%

(1) All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

(2) The S&P 500 Index returned 16.44%, 15.45%, and 6.57% for the one-, five-, and ten-year periods ended September 30, 2007, respectively.

------
5

Real Estate

STORAGE, HEALTH CARE REITS ADDED VALUE

We increased our exposure to self-storage REITS in light of the slowdown in the housing market. We expect the transition of households from homeowners to renters will benefit this sector.

Other strong contributors to relative performance included our overweight positions in wireless tower operator Crown Castle International and health care REIT Ventas. Crown Castle's completion of a secondary offering alleviated overhang in the stock and allowed investors to further acknowledge the strong fundamentals in the wireless tower industry. Ventas continued to perform well, backed by strong operating results, a respected management team, and the addition of health care REITs to global indices.

STARTING POINT FOR NEXT REPORTING PERIOD

Underlying private commercial real estate values are finally correcting, but this correction was priced into the REIT market previously and is easily overcome by the Fed's monetary actions in August and September. Demand is still strong for U.S. commercial real estate, suggesting several more years before fundamentals and cash flows slow significantly. Without an upside catalyst, however, our expectation is for continued volatility over the next couple of quarters.

Industry Allocation
                                            % of         % of
                                         net assets   net assets
                                            as of        as of
                                           9/30/07      3/31/07

Retail REITs                                24.0%        23.9%
Specialized REITs                           23.4%        16.1%
Residential REITs                           16.5%        21.8%
Office REITs                                16.0%        11.6%
Industrial REITs                            10.8%        11.5%
Diversified REITs                           7.3%         11.3%
Wireless Telecommunication Services         1.0%         1.5%
Hotels, Resorts & Cruise Lines               --          0.3%
Cash and Equivalents(1)                     1.0%         2.0%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                            % of         % of
                                         net assets   net assets
                                           as of         as of
                                          9/30/07       3/31/07

Common Stocks                              99.0%         98.0%
Temporary Cash Investments                  1.4%         2.0%
Other Assets and Liabilities(2)            (0.4)%        --(3)

(2) Includes securities lending collateral and other assets and liabilities.

(3) Category is less than 0.05% of total net assets.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                                                   Expenses Paid
                     Beginning        Ending           During         Annualized
                   Account Value      Account        Period(1)         Expense
                       4/1/07      Value 9/30/07  4/1/07 - 9/30/07     Ratio(1)
ACTUAL

Investor Class         $1,000         $938.50          $5.48            1.13%

Institutional
Class                  $1,000         $939.20          $4.51            0.93%

A Class                $1,000         $937.10          $6.68            1.38%

HYPOTHETICAL

Investor Class         $1,000        $1,019.35         $5.70            1.13%

Institutional
Class                  $1,000        $1,020.35         $4.70            0.93%

A Class                $1,000        $1,018.10         $6.96            1.38%

B Class(2)             $1,000        $1,014.35         $10.73           2.13%

C Class(2)             $1,000        $1,014.35         $10.73           2.13%

R Class(2)             $1,000        $1,016.85         $8.22            1.63%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) The B Class, C Class and R Class commenced on September 28, 2007, the last business day in the period. No expenses were paid by the share classes during the most recent fiscal half-year. Therefore, the actual expense example is not presented.

------
8

SCHEDULE OF INVESTMENTS
Real Estate

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 99.0%

DIVERSIFIED REITS -- 7.3%
2,745,720     Huntingdon Real Estate Investment Trust ORD(1)           $ 6,133,836
   1,043,900  Liberty Property Trust                                    41,975,219
     660,800  Vornado Realty Trust                                      72,258,480
                                                                    --------------
                                                                       120,367,535
                                                                    --------------
INDUSTRIAL REITS -- 10.8%
     807,600  AMB Property Corp.                                        48,302,556
   1,947,510  ProLogis                                                 129,217,289
                                                                    --------------
                                                                       177,519,845
                                                                    --------------
OFFICE REITS -- 16.0%
     455,600  Alexandria Real Estate Equities, Inc.                     43,856,056
   1,179,800  BioMed Realty Trust, Inc.(1)                              28,433,180
     826,400  Boston Properties Inc.                                    85,862,960
     126,300  Brandywine Realty Trust                                    3,196,653
   1,150,800  Digital Realty Trust Inc.                                 45,330,012
   1,710,312  Duke Realty Corporation                                   57,825,649
                                                                    --------------
                                                                       264,504,510
                                                                    --------------
RESIDENTIAL REITS -- 16.5%
   1,515,700  Apartment Investment and Management Co. Cl A              68,403,541
     628,665  Archstone-Smith Trust                                     37,807,913
     993,400  Education Realty Trust, Inc.(1)                           13,410,900
     767,100  Equity Residential                                        32,494,356
   2,095,795  GMH Communities Trust(1)(2)                               16,242,411
     508,147  Home Properties, Inc.(1)                                  26,515,110
   3,149,964  UDR, Inc.(1)                                              76,607,125
                                                                    --------------
                                                                       271,481,356
                                                                    --------------
RETAIL REITS -- 24.0%
     355,400  CBL & Associates Properties, Inc.                         12,456,770
     610,900  Developers Diversified Realty Corp.                       34,130,983
   1,270,610  General Growth Properties, Inc.                           68,130,108
   1,876,080  Kimco Realty Corporation(1)                               84,817,577
   1,370,188  Simon Property Group, Inc.                               137,018,800
   1,420,200  Weingarten Realty Investors(1)                            58,881,492
                                                                    --------------
                                                                       395,435,730
                                                                    --------------
SPECIALIZED REITS -- 23.4%
   1,095,300  Ashford Hospitality Trust, Inc.                           11,007,765
     273,375  Cogdell Spencer Inc.                                       5,057,438
     777,700  Extra Space Storage Inc.(1)                               11,968,803
   1,293,000  HCP, Inc.                                                 42,888,810

Shares                                                                       Value

     604,600  Healthcare Realty Trust Inc.(1)                         $ 16,118,636
   1,693,000  Hospitality Properties Trust                              68,820,450
   2,558,825  Host Hotels & Resorts Inc.                                57,420,033
   1,184,389  Public Storage Inc.                                       93,152,194
     156,200  Sovran Self Storage, Inc.(1)                               7,160,208
   1,465,500  U-Store-It Trust                                          19,344,600
   1,297,800  Ventas, Inc.                                              53,728,920
                                                                    --------------
                                                                       386,667,857
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
     411,769  Crown Castle International Corp.(3)                       16,730,174
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $1,517,181,927)                                                1,632,707,007
                                                                    --------------
Temporary Cash Investments -- 1.4%

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
5.25%-8.75%, 8/15/20-11/15/28, valued at $23,789,555), in a
joint trading account at 3.90%, dated 9/28/07, due 10/1/07
(Delivery value $23,207,540) (Cost $23,200,000)                         23,200,000
                                                                    --------------
Temporary Cash Investments -- Securities Lending Collateral(4) -- 8.3%

Repurchase Agreement, Citigroup Global Markets Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.00%, dated
9/28/07, due 10/1/07 (Delivery value $100,041,667)                     100,000,000

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $36,994,135)                                            36,978,265
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING
COLLATERAL
(Cost $136,978,265)                                                    136,978,265
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 108.7%
(Cost $1,677,360,192)                                                1,792,885,272
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (8.7)%                               (143,274,433)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,649,610,839
                                                                    ==============

------
9

Real Estate

Notes to Schedule of Investments

ORD = Foreign Ordinary Share

REIT = Real Estate Investment Trust

(1) Security, or a portion thereof, was on loan as of September 30, 2007.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3) Non-income producing.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements

------
10

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS

Investment securities -- unaffiliated, at value (cost of
$1,518,105,102) -- including $132,042,201 of securities on loan     $1,639,664,596

Investment securities -- affiliated, at value (cost of
$22,276,825) -- including $1,740,495 of securities on loan              16,242,411

Investments made with cash collateral received for securities on
loan, at value (cost of $136,978,265)                                  136,978,265
                                                                    --------------

Total investment securities, at value (cost of $1,677,360,192)       1,792,885,272

Foreign currency holdings, at value (cost of $6,138)                         7,065

Receivable for investments sold                                         21,618,717

Receivable for capital shares sold                                          10,035

Dividends and interest receivable                                        4,259,540
                                                                    --------------
                                                                     1,818,780,629
                                                                    --------------

LIABILITIES

Payable for collateral received for securities on loan                 136,978,265

Disbursements in excess of demand deposit cash                           1,769,231

Payable for investments purchased                                       28,837,844

Payable for capital shares redeemed                                         25,490

Accrued management fees                                                  1,477,229

Distribution fees payable                                                    7,409

Service fees (and distribution fees -- A Class and R Class)
payable                                                                     74,322
                                                                    --------------
                                                                       169,169,790
                                                                    --------------

NET ASSETS                                                          $1,649,610,839
                                                                    ==============

See Notes to Financial Statements.

------
11

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                             $1,360,756,702

Undistributed net investment income                                      2,764,736

Undistributed net realized gain on investment and foreign
currency transactions                                                  170,562,754

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                           115,526,647
                                                                    --------------
                                                                    $1,649,610,839
                                                                    ==============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                                                          $1,039,051,206
Shares outstanding                                                      35,683,599
Net asset value per share                                                   $29.12

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                                                            $241,849,281
Shares outstanding                                                       8,296,838
Net asset value per share                                                   $29.15

A CLASS, $0.01 PAR VALUE
Net assets                                                            $368,635,352
Shares outstanding                                                      12,645,136
Net asset value per share                                                   $29.15
Maximum offering price (net asset value divided by 0.955)                   $30.52

B CLASS, $0.01 PAR VALUE
Net assets                                                                 $25,000
Shares outstanding                                                             859
Net asset value per share                                                   $29.12

C CLASS, $0.01 PAR VALUE
Net assets                                                                 $25,000
Shares outstanding                                                             859
Net asset value per share                                                   $29.12

R CLASS, $0.01 PAR VALUE
Net assets                                                                 $25,000
Shares outstanding                                                             859
Net asset value per share                                                   $29.12

See Notes to Financial Statements.

------
12

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (including $2,879,468 from affiliates and net of
foreign taxes withheld of $58,105)                                    $ 28,255,840

Interest                                                                   920,295

Securities lending                                                         187,480
                                                                    --------------
                                                                        29,363,615
                                                                    --------------

EXPENSES:

Management fees                                                         10,515,656

Distribution fees -- A Class                                               453,330

Service fees -- A Class                                                    453,330

Distribution and service fees -- A Class                                    81,750

Directors' fees and expenses                                                32,324

Other expenses                                                              27,472
                                                                    --------------
                                                                        11,563,862
                                                                    --------------

NET INVESTMENT INCOME (LOSS)                                            17,799,753
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment and foreign currency
transactions (including $(5,322,119) from affiliates)                 (36,913,696)

Change in net unrealized appreciation (depreciation) on
investments and translation of assets and liabilities in foreign
currencies                                                           (140,090,413)
                                                                    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (177,004,109)
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(159,204,356)
                                                                    ==============

See Notes to Financial Statements.

------
13

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007

Increase (Decrease) in Net Assets                  Sept. 30, 2007   March 31, 2007

OPERATIONS

Net investment income (loss)                         $ 17,799,753     $ 33,164,414

Net realized gain (loss)                             (36,913,696)      352,211,903

Change in net unrealized appreciation
(depreciation)                                      (140,090,413)      (6,426,910)
                                                   --------------   --------------
Net increase (decrease) in net assets resulting
from operations                                     (159,204,356)      378,949,407
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
 Investor Class                                      (13,174,732)     (19,413,786)
 Institutional Class                                  (3,317,435)      (5,186,921)
 A Class                                              (3,906,944)      (5,422,844)

From net realized gains:
 Investor Class                                                --    (142,353,221)
 Institutional Class                                           --     (32,753,650)
 A Class                                                       --     (45,262,120)
                                                   --------------   --------------
Decrease in net assets from distributions            (20,399,111)    (250,392,542)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                          (628,534,118)      768,592,109
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               (808,137,585)      897,148,974

NET ASSETS

Beginning of period                                 2,457,748,424    1,560,599,450
                                                   --------------   --------------
End of period                                      $1,649,610,839   $2,457,748,424
                                                   ==============   ==============

Undistributed net investment income                    $2,764,736       $5,364,094
                                                   ==============   ==============

See Notes to Financial Statements.

------
14

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non- diversified under the 1940 Act. On July 27, 2007, the shareholders of the fund approved a change in the investment objective. The change in investment objective was approved by the Board of Directors on November 29, 2006. Prior to August 1, 2007, the
fund's investment objective was to seek long-term capital appreciation. Income was a secondary objective. Effective August 1, 2007, the fund's investment objective is to seek high total return through a combination of capital appreciation and current income. The fund pursues its objective by investing primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class (formerly Advisor Class), the B Class, the C
Class and the R Class. The A Class may incur an initial sales charge. The A
Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the B Class, C Class and R
Class commenced on September 28, 2007, the last business day in the period.
Financial Highlights are not presented for the B Class, C Class and R Class, as the classes had no operating results since their commencement of sale.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

------
15

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the A Class (formerly Advisor Class) shareholders of the fund approved a change in the class's fee structure. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007. Effective
September 4, 2007, the fee structure change resulted in an increase of 0.25%
in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

------
16

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 1.05% to 1.20% for the
Investor Class, A Class, B Class, C Class and R Class. The Institutional Class
is 0.20% less at each point within the range. Prior to September 4, 2007, the
A Class was 0.25% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended September
30, 2007 was 1.13% for the Investor Class, B Class, C Class and R Class, 0.93%
for the Institutional Class and 0.92% for the A Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Individual Shareholder Services Plan for each of the A Class,
B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. Prior to September 4, 2007, the Board of Directors had adopted a
Master Distribution and Shareholder Services Plan for the A Class, pursuant to
Rule 12b-1 of the 1940 Act, in which the A Class paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B
Class, C Class and R Class shares. Prior to September 4, 2007, the service fee provided compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for A Class shares.
Fees incurred under the plans during the six months ended September 30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the
Board of Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2007, were $1,551,803,188 and $2,136,372,412, respectively.

------
17

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                            Six months ended
                         September 30, 2007(1)         Year ended March 31, 2007
                        Shares          Amount          Shares          Amount
INVESTOR
CLASS/SHARES
AUTHORIZED             125,000,000                      70,000,000
                      ============                    ============
Sold                     5,755,008     $171,989,268     25,428,470    $785,741,519

Issued in
reinvestment of
distributions              408,535       11,655,558      4,834,341     148,090,470

Redeemed              (21,174,679)    (619,969,193)   (13,582,182)   (410,903,543)
                      ------------   --------------   ------------   -------------
                      (15,011,136)    (436,324,367)     16,680,629     522,928,446
                      ------------   --------------   ------------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              50,000,000                      20,000,000
                      ============                    ============
Sold                       571,904       16,937,152      6,153,715     189,204,813

Issued in
reinvestment of
distributions              110,685        3,161,112      1,199,237      36,752,217

Redeemed               (4,455,153)    (129,455,772)    (3,645,768)   (108,055,837)
                      ------------   --------------   ------------   -------------
                       (3,772,564)    (109,357,508)      3,707,184     117,901,193
                      ------------   --------------   ------------   -------------
A CLASS/SHARES
AUTHORIZED              50,000,000                      30,000,000
                      ============                    ============
Sold                     2,056,099       61,069,519      7,068,111     216,728,871

Issued in
reinvestment of
distributions              134,327        3,834,856      1,626,953      49,869,664

Redeemed               (5,091,120)    (147,831,618)    (4,560,357)   (138,836,065)
                      ------------   --------------   ------------   -------------
                       (2,900,694)     (82,927,243)      4,134,707     127,762,470
                      ------------   --------------   ------------   -------------
B CLASS/SHARES
AUTHORIZED              20,000,000                             N/A
                      ============
Sold                           859           25,000
                      ------------   --------------   ------------   -------------
C CLASS/SHARES
AUTHORIZED              20,000,000                             N/A
                      ============
Sold                           859           25,000
                      ------------   --------------   ------------   -------------
R CLASS/SHARES
AUTHORIZED              20,000,000                             N/A
                      ============
Sold                           859           25,000
                      ------------   --------------   ------------   -------------
Net increase
(decrease)            (21,681,817)   $(628,534,118)     24,522,520    $768,592,109
                      ============   ==============   ============   =============

(1) September 28, 2007 (commencement of sale) through September 30, 2007 for the B Class, C Class and R Class.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.
A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2007 follows:

                  Share
                 Balance      Purchase       Sales        Realized      Dividend
                 3/31/07        Cost          Cost       Gain (Loss)     Income        September 30, 2007
                                                                                      Share        Market
                                                                                     Balance        Value
Education
Realty Trust,
Inc.(1)(2)       1,281,200            --    $4,441,716     $(613,183)     $519,245     993,400    $13,410,900

GMH
Communities
Trust(2)         2,592,495            --     6,425,834    (1,638,347)      718,029   2,095,795     16,242,411

Home
Properties,
Inc.(1)(2)       1,263,147   $27,703,292    70,841,200    (3,062,218)    1,312,931     508,147     26,515,110

Huntingdon
Real Estate
Investment
Trust
ORD(1)(2)        3,364,317            --     1,382,090        (8,371)      329,263   2,745,720      6,133,836
                             -----------   -----------   ------------   ----------                -----------

                             $27,703,292   $83,090,840   $(5,322,119)   $2,879,468                $62,302,257
                             ===========   ===========   ============   ==========                ===========

(1) Company was not an affiliate at September 30, 2007.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

------
18

6. SECURITIES LENDING

As of September 30, 2007, securities in the fund valued at $133,782,696 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $136,978,265. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended September 30, 2007.

8. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                           $1,704,392,426
                                                          ==============
Gross tax appreciation of investments                       $177,748,915
Gross tax depreciation of investments                       (89,256,069)
                                                          --------------
Net tax appreciation (depreciation) of investments           $88,492,846
                                                          ==============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2007, the fund had currency loss deferrals of $(3,583), which represent net foreign currency losses incurred in the five-month period ended
March 31, 2007. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
19

10. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

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20

FINANCIAL HIGHLIGHTS
Real Estate

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)         2007       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $31.37       $29.00     $23.24     $23.09     $15.83     $16.22
                       ------       ------     ------     ------     ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.27         0.53       0.53       0.46       0.46       0.59

 Net
 Realized
 and
 Unrealized
 Gain (Loss)           (2.21)         5.70       8.44       1.79       7.49     (0.44)
                       ------       ------     ------     ------     ------     ------
 Total From
 Investment
 Operations            (1.94)         6.23       8.97       2.25       7.95       0.15
                       ------       ------     ------     ------     ------     ------
Distributions

 From Net
 Investment
 Income                (0.31)       (0.49)     (0.49)     (0.46)     (0.54)     (0.54)

 From Net
 Realized
 Gains                     --       (3.37)     (2.72)     (1.64)     (0.15)         --
                       ------       ------     ------     ------     ------     ------
 Total
 Distributions         (0.31)       (3.86)     (3.21)     (2.10)     (0.69)     (0.54)
                       ------       ------     ------     ------     ------     ------
Net Asset Value,
End of Period          $29.12       $31.37     $29.00     $23.24     $23.09     $15.83
                       ======       ======     ======     ======     ======     ======

TOTAL RETURN(3)       (6.15)%       22.02%     40.65%      9.53%     50.97%      0.93%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets               1.13%(4)        1.13%      1.15%      1.16%      1.17%      1.18%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets               1.80%(4)        1.72%      2.00%      1.88%      2.28%      3.74%

Portfolio
Turnover Rate             79%         197%       177%       171%       158%       162%

Net Assets, End
of Period (in
thousands)         $1,039,051   $1,590,428   $986,526   $522,676   $393,604   $134,898

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
21

Real Estate

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2007(1)       2007       2006       2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $31.41     $29.03     $23.25     $23.10   $15.85    $16.23
                        ------     ------     ------     ------   ------    ------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.30       0.59       0.59       0.44     0.51      0.63

 Net Realized
 and Unrealized
 Gain (Loss)            (2.22)       5.71       8.45       1.86     7.47    (0.44)
                        ------     ------     ------     ------   ------    ------
 Total From
 Investment
 Operations             (1.92)       6.30       9.04       2.30     7.98      0.19
                        ------     ------     ------     ------   ------    ------
Distributions

 From Net
 Investment
 Income                 (0.34)     (0.55)     (0.54)     (0.51)   (0.58)    (0.57)

 From Net
 Realized Gains             --     (3.37)     (2.72)     (1.64)   (0.15)        --
                        ------     ------     ------     ------   ------    ------
 Total
 Distributions          (0.34)     (3.92)     (3.26)     (2.15)   (0.73)    (0.57)
                        ------     ------     ------     ------   ------    ------
Net Asset Value,
End of Period           $29.15     $31.41     $29.03     $23.25   $23.10    $15.85
                        ======     ======     ======     ======   ======    ======

TOTAL RETURN(3)        (6.08)%     22.27%     40.99%      9.74%   51.14%     1.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.93%(4)      0.93%      0.95%      0.96%    0.97%     0.98%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            2.00%(4)      1.92%      2.20%      2.08%    2.48%     3.94%

Portfolio Turnover
Rate                       79%       197%       177%       171%     158%      162%

Net Assets, End of
Period (in
thousands)            $241,849   $379,044   $242,745   $143,183  $82,488   $23,371

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
22

Real Estate

A Class(1)

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(2)     2007       2006       2005      2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $31.41     $29.04     $23.26     $23.11   $15.83    $16.22
                        ------     ------     ------     ------   ------    ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                0.23       0.45       0.46       0.35     0.42      0.55

 Net Realized
 and
 Unrealized
 Gain (Loss)            (2.21)       5.71       8.46       1.84     7.50    (0.44)
                        ------     ------     ------     ------   ------    ------
 Total From
 Investment
 Operations             (1.98)       6.16       8.92       2.19     7.92      0.11
                        ------     ------     ------     ------   ------    ------
Distributions

 From Net
 Investment
 Income                 (0.28)     (0.42)     (0.42)     (0.40)   (0.49)    (0.50)

 From Net
 Realized
 Gains                      --     (3.37)     (2.72)     (1.64)   (0.15)        --
                        ------     ------     ------     ------   ------    ------
 Total
 Distributions          (0.28)     (3.79)     (3.14)     (2.04)   (0.64)    (0.50)
                        ------     ------     ------     ------   ------    ------
Net Asset Value,
End of Period           $29.15     $31.41     $29.04     $23.26   $23.11    $15.83
                        ======     ======     ======     ======   ======    ======

TOTAL RETURN(4)        (6.29)%     21.70%     40.37%      9.30%   50.66%     0.69%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.38%(5)      1.38%      1.40%      1.41%    1.42%     1.43%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.55%(5)      1.47%      1.75%      1.63%    2.03%     3.49%

Portfolio Turnover
Rate                       79%       197%       177%       171%     158%      162%

Net Assets, End of
Period (in
thousands)            $368,635   $488,277   $331,329   $161,592  $82,471   $19,278

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2007 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
23

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposals. The proposals received the required number of votes of the American Century Capital Portfolios, Inc. or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century Capital
Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Capital Portfolios, Inc.).

James E. Stowers, Jr.       For:                11,443,781,487
                            Withhold:              252,686,939
                            Abstain:                         0
                            Broker Non-Vote:                 0

Jonathan S. Thomas          For:                11,454,104,706
                            Withhold:              242,363,720
                            Abstain:                         0
                            Broker Non-Vote:                 0

Thomas A. Brown             For:                11,456,645,347
                            Withhold:              239,823,079
                            Abstain:                         0
                            Broker Non-Vote:                 0

Andrea C. Hall              For:                11,459,598,200
                            Withhold:              236,870,226
                            Abstain:                         0
                            Broker Non-Vote:                 0

James A. Olson              For:                11,454,607,738
                            Withhold:              241,860,688
                            Abstain:                         0
                            Broker Non-Vote:                 0

Donald H. Pratt             For:                11,450,710,462
                            Withhold:              245,757,964
                            Abstain:                         0
                            Broker Non-Vote:                 0

Gale E. Sayers              For:                11,458,471,500
                            Withhold:              237,996,926
                            Abstain:                         0
                            Broker Non-Vote:                 0

M. Jeannine Strandjord      For:                11,451,541,828
                            Withhold:              244,926,598
                            Abstain:                         0
                            Broker Non-Vote:                 0

Timothy S. Webster          For:                11,460,198,888
                            Withhold:              236,269,538
                            Abstain:                         0
                            Broker Non-Vote:                 0

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24

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the fund.

For:                    177,836,247
Against:                 21,519,705
Abstain:                  6,685,709
Broker Non-Vote:         58,429,261

PROPOSAL 3:

To approve an amendment to the investment objective of the fund.

For:                  1,225,650,819
Against:                 18,026,026
Abstain:                 19,297,654
Broker Non-Vote:        320,876,511

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25

APPROVAL OF MANAGEMENT AGREEMENT
Real Estate

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Real Estate (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

------
26

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information

------
27

for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one- and three-year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
28

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
29

As a part of the 15(c) Process, the board of directors also unanimously approved the renewal of the investment subadvisory agreement by which J.P.
Morgan Investment Management, Inc. (the "subadvisor") is engaged to manage the investments of the fund. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services provided by the subadvisor to the fund under the agreement. As a part of this review the board evaluated the subadvisor's investment performance and capabilities, as well as its compliance policies, procedures, and regulatory experience. The Directors noted that the management fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

------
30

SHARE CLASS INFORMATION

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of A Class, B Class, C Class and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The fund's prospectus contains additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75%
to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a
0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B
Class shares automatically convert to A Class shares (with lower expenses)
eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

------
31

R Class shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
32

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
33

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL US REAL ESTATE INVESTMENT TRUST (MSCI
US REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

------
34

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
35

NOTES

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36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56797N

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report               September 30, 2007

[photo of fall]

NT Large Company Value Fund
NT Mid Cap Value Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® NT Large
Company Value and NT Mid Cap Value funds for the six months ended September
30, 2007. This has been an eventful and exciting period for us. We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers
family remains an integral part of our heritage, leadership, and financial structure. Jim Jr. continues as co-chair of the American Century Companies,
Inc. (ACC) board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

NT LARGE COMPANY VALUE

NT MID CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Proxy Voting Results. . . . . . . . . . . . . . . . . . . . . . . . .     28
     Approval of Management Agreements for

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS ADVANCED IN A VOLATILE ENVIRONMENT

U.S. stocks produced positive results for the six months ended September 30,
2007, overcoming a confluence of challenges that led to extraordinary market volatility.

The stock market enjoyed a steady rally during the first half of the six-month period thanks to corporate earnings growth, which decelerated but continued to surpass expectations. Robust merger activity also boosted stocks as leveraged buy-outs from private equity firms put the volume of deal-making ahead of last year's record pace.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as worsening problems in the subprime mortgage market led to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
stepped in to provide a measure of relief and comfort. The Fed lowered its discount rate in mid-August and federal funds rate target in September -- the
Fed's first rate cuts since June 2003. The Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage a solid recovery during the final six weeks of the period.

LARGE-CAP AND GROWTH OUTPERFORMED

Large-cap stocks delivered the best returns (see the accompanying table), followed by mid- and small-cap issues. Growth stocks, which have trailed value issues for much of the decade, enjoyed a resurgence during the six-month period, outpacing value shares by a wide margin across all market capitalizations.

Energy was the best-performing sector in the stock market during the period, benefiting from a 24% increase in the price of oil. Information technology and industrials stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

U.S. Stock Index Returns
For the six months ended September 30, 2007*

RUSSELL 1000 INDEX (LARGE-CAP)           7.99%
Russell 1000 Growth Index                11.35%
Russell 1000 Value Index                 4.67%

RUSSELL MIDCAP INDEX                     4.89%
Russell Midcap Growth Index              9.03%
Russell Midcap Value Index               -0.03%

RUSSELL 2000 INDEX (SMALL-CAP)           1.19%
Russell 2000 Growth Index                6.70%
Russell 2000 Value Index                 -4.10%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
NT Large Company Value

Total Returns as of September 30, 2007
                                                     Average Annual
                                                         Returns

                                                          Since         Inception
                             6 months(1)  1 year        Inception          Date

INSTITUTIONAL CLASS             5.54%     13.13%         13.74%          5/12/06

RUSSELL 1000 VALUE INDEX(2)     4.67%     14.45%         14.49%             --

S&P 500 INDEX(2)                8.44%     16.44%         14.99%             --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

NT Large Company Value

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended September 30
                              2006*   2007

Institutional Class           5.67%  13.13%

Russell 1000 Value Index      5.37%  14.45%

S&P 500 Index                 4.20%  16.44%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
NT Large Company Value

Portfolio Managers: Chuck Ritter and Brendan Healy

PERFORMANCE SUMMARY

NT Large Company Value gained 5.54%* for the six months ended September 30,
2007. By comparison, its benchmark, the Russell 1000 Value Index, advanced
4.67%. The broader market, as measured by the S&P 500 Index, returned 8.44%.
The portfolio's returns reflect operating expenses, while the indices' returns do not.

The portfolio's solid return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. In the volatility that characterized the second half of the period, they gravitated toward higher-quality names. Mega-cap stocks (shares of especially large companies)
found greater favor with investors. The shift benefited the portfolio because we typically hold a higher percentage of these companies than the benchmark.

INFORMATION TECHNOLOGY CONTRIBUTED

The portfolio benefited from strong stock selection in the information technology sector, with most of the gains coming from large leading technology companies, such as Hewlett-Packard, IBM, Intel, and Oracle. Hewlett-Packard
was up 24% over the period. The company continued to gain ground in the PC market and moved into high-end enterprise printing equipment. Meanwhile, IBM continued to capture market share for virtually all its products and services.

ENERGY BOOSTED RESULTS

Our holdings in the energy sector, which led all others in the benchmark, added significantly to total return. Because of valuations, we have been selective about our investments, and over the period our mix of multi-national integrated oil companies, such as Chevron and ConocoPhillips, worked in our favor. A significant performer was Europe's largest integrated oil company,
Royal Dutch Shell plc. Royal Dutch reported robust second-quarter earnings and continues to make capital investments in unconventional oil projects.

UTILITIES HOLDINGS ADDED VALUE

Utilities stocks continued to trade near historically high price-to-earnings ratios, making many of them unattractive to us. Strong stock selection, however, identified two top performers -- PPL Corp. and Exelon. A low-cost producer of nuclear- and coal-generated energy, PPL produces and delivers electricity to customers in the U.S., the U.K. and Latin America. The company reported solid 2006 earnings and reaffirmed its positive outlook for 2007.
Exelon, which distributes electricity to customers in Illinois and
Pennsylvania and gas to customers in the Philadelphia area, is the nation's largest nuclear generator.

Top Ten Holdings as of September 30, 2007
                                 % of net       % of net
                               assets as of   assets as of
                                  9/30/07        3/31/07

Exxon Mobil Corp.                  5.3%           4.9%
Citigroup Inc.                     4.4%           4.8%
Bank of America Corp.              3.5%           3.4%
Chevron Corp.                      3.3%           3.0%
AT&T Inc.                          3.2%           3.2%
Royal Dutch Shell plc ADR          3.0%           2.6%
General Electric Co.               2.5%           1.7%
JPMorgan Chase & Co.               2.4%           2.4%
Freddie Mac                        2.3%           2.4%
ConocoPhillips                     2.3%           2.0%

*Total returns for periods less than one year are not annualized.

------
5

NT Large Company Value

CONSUMER DISCRETIONARY DETRACTED

Holdings in the consumer discretionary sector, particularly among retailers and media companies, hampered performance. A top detractor was apparel manufacturer Liz Claiborne. We liquidated our position after the company reported disappointing first-quarter results and dramatically lowered earnings guidance. Another detractor was publishing and broadcasting company Gannett, which experienced a drop in total advertising revenue.

FINANCIALS HELD A TOP DETRACTOR

Although it was a relatively small weighting, MGIC Investment Corporation was one of our largest detractors. MGIC, the nation's largest private mortgage insurer, was hampered by the housing slowdown and significant financial losses from a joint venture involved in restructuring subprime mortgages.

STARTING POINT FOR NEXT REPORTING PERIOD

As bottom-up investment managers, we evaluate each company individually and build the portfolio one stock at a time. As of September 30, 2007, NT Large
Company Value was broadly diversified, with continued overweight positions in the information technology and health care sectors. Our valuation work contributed to our smaller relative weightings in utilities stocks. We have also continued to find greater value opportunities among mega-cap stocks and have maintained our bias toward these firms.

Top Five Industries as of September 30, 2007
                                        % of net         % of net
                                      assets as of     assets as of
                                         9/30/07         3/31/07

Oil, Gas & Consumable Fuels               14.3%           13.4%
Diversified Financial Services            10.3%           10.6%
Pharmaceuticals                           7.8%             7.6%
Commercial Banks                          6.2%             6.5%
Insurance                                 5.6%             5.5%

Types of Investments in Portfolio
                                        % of net        % of net
                                      assets as of    assets as of
                                         9/30/07         3/31/07

Domestic Common Stocks & Futures          95.3%           93.3%
Foreign Common Stocks(1)                  4.5%            5.1%
TOTAL COMMON STOCKS                       99.8%           98.4%
Temporary Cash Investments                0.5%            1.5%
Other Assets and Liabilities(2)          (0.3)%           0.1%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
NT Large Company Value

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.5%

AEROSPACE & DEFENSE -- 1.0%
         11,300  Northrop Grumman Corp.                                  $ 881,400
                                                                    --------------
BEVERAGES -- 2.1%
         19,800  Coca-Cola Company (The)                                 1,137,906
         21,300  Pepsi Bottling Group Inc.                                 791,721
                                                                    --------------
                                                                         1,929,627
                                                                    --------------
BIOTECHNOLOGY -- 0.6%
          9,300  Amgen Inc.(1)                                             526,101
                                                                    --------------
CAPITAL MARKETS -- 3.8%
         19,900  Bank of New York Mellon Corp. (The)                       878,386
         18,400  Merrill Lynch & Co., Inc.                               1,311,552
         19,400  Morgan Stanley                                          1,222,200
                                                                    --------------
                                                                         3,412,138
                                                                    --------------
CHEMICALS -- 2.2%
         17,400  du Pont (E.I.) de Nemours & Co.                           862,344
         15,100  PPG Industries, Inc.                                    1,140,805
                                                                    --------------
                                                                         2,003,149
                                                                    --------------
COMMERCIAL BANKS -- 6.2%
         15,400  National City Corp.                                       386,386
          8,300  PNC Financial Services Group                              565,230
         36,500  U.S. Bancorp                                            1,187,346
         28,600  Wachovia Corp.                                          1,434,290
         55,900  Wells Fargo & Co.                                       1,991,158
                                                                    --------------
                                                                         5,564,410
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.5%
          3,800  Avery Dennison Corp.                                      216,676
         14,900  R.R. Donnelley & Sons Company                             544,744
         14,500  Waste Management, Inc.                                    547,230
                                                                    --------------
                                                                         1,308,650
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.3%
         12,800  Motorola, Inc.                                            237,184
                                                                    --------------
COMPUTERS & PERIPHERALS -- 1.5%
         26,300  Hewlett-Packard Co.                                     1,309,477
                                                                    --------------
CONSUMER FINANCE -- 0.2%
         11,600  Discover Financial Services(1)                            241,280
                                                                    --------------
DIVERSIFIED -- 2.2%
         12,800  Standard and Poor's 500 Depositary Receipt              1,953,792
                                                                    --------------

Shares                                                                       Value

DIVERSIFIED CONSUMER SERVICES -- 0.5%
         23,200  H&R Block, Inc.                                         $ 491,376
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 10.3%
         62,100  Bank of America Corp.                                   3,121,767
         85,200  Citigroup Inc.                                          3,976,284
         47,100  JPMorgan Chase & Co.                                    2,158,122
                                                                    --------------
                                                                         9,256,173
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.8%
         68,300  AT&T Inc.                                               2,889,773
         31,900  Verizon Communications Inc.                             1,412,532
                                                                    --------------
                                                                         4,302,305
                                                                    --------------
ELECTRIC UTILITIES -- 2.7%
         17,500  Exelon Corporation                                      1,318,800
         23,400  PPL Corporation                                         1,083,420
                                                                    --------------
                                                                         2,402,220
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
          9,600  Tyco Electronics Ltd.                                     340,128
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
          3,000  National Oilwell Varco, Inc.(1)                           433,500
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.7%
         21,100  Kroger Co. (The)                                          601,772
         21,500  Wal-Mart Stores, Inc.                                     938,475
                                                                    --------------
                                                                         1,540,247
                                                                    --------------
FOOD PRODUCTS -- 1.1%
         32,800  Unilever N.V. New York Shares                           1,011,880
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
          8,500  Medtronic, Inc.                                           479,485
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
          5,200  Quest Diagnostics Inc.                                    300,404
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
         12,600  McDonald's Corporation                                    686,322
                                                                    --------------
HOUSEHOLD DURABLES -- 0.7%
         22,300  Newell Rubbermaid Inc.                                    642,686
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
          5,500  NRG Energy Inc.(1)                                        232,595
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 3.0%
         53,600  General Electric Co.                                    2,219,040
         10,100  Tyco International Ltd.                                   447,834
                                                                    --------------
                                                                         2,666,874
                                                                    --------------

------
7

NT Large Company Value

Shares                                                                       Value

INSURANCE -- 5.6%
         18,400  Allstate Corp.                                        $ 1,052,296
         29,000  American International Group, Inc.                      1,961,850
         11,200  Hartford Financial Services Group Inc. (The)            1,036,560
         17,800  Marsh & McLennan Companies, Inc.                          453,900
          8,800  Torchmark Corp.                                           548,416
                                                                    --------------
                                                                         5,053,022
                                                                    --------------
IT SERVICES -- 1.6%
          6,900  Fiserv, Inc.(1)                                           350,934
          9,400  International Business Machines Corp.                   1,107,320
                                                                    --------------
                                                                         1,458,254
                                                                    --------------
MACHINERY -- 3.6%
          7,400  Caterpillar Inc.                                          580,382
          3,500  Deere & Co.                                               519,470
         13,100  Dover Corp.                                               667,445
         14,900  Ingersoll-Rand Company Ltd. Cl A                          811,603
          6,100  Parker-Hannifin Corp.                                     682,163
                                                                    --------------
                                                                         3,261,063
                                                                    --------------
MEDIA -- 3.2%
         19,300  Gannett Co., Inc.                                         843,410
         71,800  Time Warner Inc.                                        1,318,248
         18,800  Viacom Inc. Cl B(1)                                       732,636
                                                                    --------------
                                                                         2,894,294
                                                                    --------------
METALS & MINING -- 0.6%
          8,600  Nucor Corp.                                               511,442
                                                                    --------------
MULTILINE RETAIL -- 0.2%
          4,000  Kohl's Corp.(1)                                           229,320
                                                                    --------------
OFFICE ELECTRONICS -- 0.6%
         30,700  Xerox Corp.(1)                                            532,338
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 14.3%
         31,900  Chevron Corp.                                           2,985,202
         23,300  ConocoPhillips                                          2,045,041
          4,800  Devon Energy Corporation                                  399,360
         51,500  Exxon Mobil Corp.                                       4,766,840
         32,900  Royal Dutch Shell plc ADR                               2,703,722
                                                                    --------------
                                                                        12,900,165
                                                                    --------------
PAPER & FOREST PRODUCTS -- 1.1%
         13,500  Weyerhaeuser Co.                                          976,050
                                                                    --------------

Shares                                                                       Value

PHARMACEUTICALS -- 7.8%
         23,900  Abbott Laboratories                                   $ 1,281,518
         11,000  Eli Lilly and Company                                     626,230
         26,500  Johnson & Johnson                                       1,741,050
         12,800  Merck & Co., Inc.                                         661,632
         68,800  Pfizer Inc.                                             1,680,784
         22,800  Wyeth                                                   1,015,740
                                                                    --------------
                                                                         7,006,954
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
         16,500  Applied Materials, Inc.                                   341,550
         16,700  Intel Corp.                                               431,862
                                                                    --------------
                                                                           773,412
                                                                    --------------
SOFTWARE -- 2.3%
         49,100  Microsoft Corporation                                   1,446,486
         30,300  Oracle Corp.(1)                                           655,995
                                                                    --------------
                                                                         2,102,481
                                                                    --------------
SPECIALTY RETAIL -- 2.1%
         12,400  Best Buy Co., Inc.                                        570,648
         28,700  Gap, Inc. (The)                                           529,228
          9,700  Home Depot, Inc. (The)                                    314,668
         23,500  Staples, Inc.                                             505,015
                                                                    --------------
                                                                         1,919,559
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
          6,300  VF Corp.                                                  508,725
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 3.9%
          5,100  Countrywide Financial Corp.                                96,951
         35,200  Freddie Mac                                             2,077,152
         13,400  MGIC Investment Corp.(2)                                  432,954
         26,000  Washington Mutual, Inc.                                   918,060
                                                                    --------------
                                                                         3,525,117
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
         42,500  Sprint Nextel Corp.                                       807,500
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $79,540,837)                                                      88,613,099
                                                                    --------------

Temporary Cash Investments -- Segregated for Futures Contracts -- 1.3%

Repurchase Agreement, Morgan Stanley Group, Inc., (collateralized by various U.S. Treasury obligations, 5.25%-8.75%,
8/15/20-11/15/28, valued at $1,184,351), in a joint trading account at 3.90%, dated 9/28/07, due 10/1/07 (Delivery value $1,155,375)
(Cost $1,155,000)                                                        1,155,000
                                                                    --------------

------
8

NT Large Company Value

Shares                                                                       Value

Temporary Cash Investments -- 0.5%

Repurchase Agreement, Morgan Stanley Group, Inc., (collateralized by various U.S. Treasury obligations, 5.25%-8.75%,
8/15/20-11/15/28, valued at $456,308), in a joint trading account at 3.90%, dated 9/28/07, due 10/1/07 (Delivery value $445,145)
(Cost $445,000)                                                          $ 445,000
                                                                    --------------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 0.2%

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07 (Delivery value $206,214)
(Cost $206,126)                                                            206,126
                                                                    --------------

Shares                                                                       Value

TOTAL INVESTMENT SECURITIES -- 100.5%
(Cost $81,346,963)                                                     $90,419,225
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (0.5)%                                   (408,040)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $90,011,185
                                                                    ==============

Futures Contracts
                                  Expiration    Underlying Face     Unrealized
 Contracts Purchased                 Date       Amount at Value     Gain (Loss)

   15  S&P 500 E-Mini Futures   December 2007      $1,155,000         $29,046
                                                 ==============   ==============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
9

PERFORMANCE
NT Mid Cap Value

Total Returns as of September 30, 2007
                                                     Average Annual
                                                         Returns

                                                          Since         Inception
                             6 months(1)   1 year       Inception          Date

INSTITUTIONAL CLASS             2.62%      15.64%        13.42%          5/12/06

RUSSELL MIDCAP VALUE
INDEX(2)                        -0.03%     13.75%        12.03%             --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

NT Mid Cap Value

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended September 30
                                2006*    2007

Institutional Class             2.97%   15.64%

Russell Midcap Value Index      2.88%   13.75%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

PORTFOLIO COMMENTARY
NT Mid Cap Value

Portfolio Managers: Scott Moore, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

NT Mid Cap Value gained 2.62%* for the six months ended September 30, 2007. By comparison, the median for Morningstar's Mid Cap Value category (whose performance, like NT Mid Cap Value's, reflects fund operating expenses)
advanced 2.30%.** The fund's benchmark, the Russell Midcap Value Index, declined -0.03%. Its returns do not include operating expenses.

The portfolio's strong return was achieved in the challenging market environment described in the Market Perspective on page 2. Overall, growth stocks outperformed value across the capitalization spectrum and investors favored stocks with lower dividend yields. Against that market backdrop, NT
Mid Cap Value benefited from strong stock selection. In addition, during the reporting period, the portfolio's small portion of international holdings also contributed to results.

CONSUMER STAPLES LED PORTFOLIO

Our mix of companies in the consumer staples sector added to performance.
Boosting results was an overweight position to several names not represented in the benchmark. Specifically, we owned Diamond Foods, which processes and distributes nuts and other snack foods. In addition to beating earnings forecasts, the company has worked towards meeting its long-term growth objectives by continuing to improve operating performance, expand sales channels, and accelerate earnings growth.

Meanwhile, Kraft -- the largest branded food company in the U.S. -- added to results as its stock traded on its own fundamentals after the company's spinoff from Altria Group. Kraft has also invested in new product development, improved marketing, and is considering the divestiture of non-core businesses.

ALLOCATION TO UTILITIES ADDED VALUE

As a sector, utilities -- which accounted for 14.5% of the index at the end of the period -- was a neutral performer. Our stock selection generated several notable contributors, including Virginia-based Dominion Resources, which provides gas and electric services primarily in northeastern, mid-Atlantic and mid-western

Top Ten Holdings as of September 30, 2007
                                         % of net       % of net
                                       assets as of   assets as of
                                          9/30/07        3/31/07

Freddie Mac                                3.8%           3.6%
SunTrust Banks, Inc.                       3.7%           1.6%
iShares S&P MidCap 400 Index Fund          3.4%           3.5%
Ambac Financial Group, Inc.                3.0%           1.6%
MGIC Investment Corp.                      3.0%           2.9%
Kraft Foods Inc. Cl A                      2.8%           2.3%
Speedway Motorsports Inc.                  2.6%           3.1%
RC2 Corp.                                  2.1%           0.4%
South Financial Group Inc. (The)           2.1%           1.1%
International Speedway Corp.               2.0%           1.2%

* Total returns for periods less than one year are not annualized.

** The median return for Morningstar's Mid Cap Value category was 14.68% for the one-year period ended September 30, 2007. ©2007 Morningstar, Inc. All
Rights Reserved. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.
Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
12

NT Mid Cap Value

states. The company used proceeds from the sale of some of its exploration and production businesses to repurchase roughly 16% of its outstanding shares through a Dutch auction, in which we participated.

STOCK SELECTION BOOSTED RESULTS

Health care and consumer discretionary stocks enhanced our performance relative to the Russell Midcap Value Index. In health care, we owned top performers Beckman Coulter, Symmetry Medical and Watson Pharmaceuticals. In
consumer discretionary, the portfolio benefited from our small allocation to the household durables segment, and specifically homebuilders -- areas that provided negative returns for the benchmark.

UNDERWEIGHT POSITION IN MATERIALS DETRACTED

The materials sector generated solid results for the Russell Midcap Value
Index. The portfolio's underweight position, maintained because of high valuations, hindered relative returns. Our smaller-than-the-benchmark position in chemical companies was particularly costly.

Materials also provided one of our top detractors, Bemis Co. Inc., a major producer of flexible packaging, much of it for the food industry. The company reported disappointing earnings and reduced its earnings guidance, citing lower demand across its end markets.

FINANCIALS: A MIXED BAG

NT Mid Cap Value's allocation to the financials sector added to results on a relative basis. The sector also provided two top detractors -- MGIC Investment
Corporation and Ambac Financial. MGIC, the nation's largest private mortgage insurer, was hurt by the housing slowdown and by significant financial losses from a joint venture involved in restructuring subprime mortgages. Ambac, a leading municipal bond insurer, saw its stock decline on concern about bond insurers in general and fears about the company's exposure to subprime loans.

STARTING POINT FOR NEXT REPORTING PERIOD

Your management team follows a disciplined, bottom-up process, selecting companies one at a time for the portfolio. As of September 30, 2007, we continued to see opportunities in health care and consumer staples stocks, reflected by our overweight positions in these sectors relative to the benchmark. Our fundamental analysis and valuation work contributed to our smaller relative weightings in financials, telecommunications, and energy stocks.

Top Five Industries as of September 30, 2007
                                      % of net       % of net
                                    assets as of   assets as of
                                       9/30/07        3/31/07

Food Products                           9.6%           8.7%
Commercial Banks                        9.2%           7.7%
Insurance                               9.0%           8.9%
Thrifts & Mortgage Finance              6.8%           7.9%
Commercial Services & Supplies          5.5%           3.4%

Types of Investments in Portfolio
                                     % of net       % of net
                                   assets as of   assets as of
                                      9/30/07        3/31/07

Common Stocks                          98.4%         103.5%
Temporary Cash Investments             1.5%           3.9%
Other Assets and Liabilities*          0.1%          (7.4)%

* Includes securities lending collateral and other assets and liabilities.

------
13

SCHEDULE OF INVESTMENTS
NT Mid Cap Value

SEPTEMBER 30, 2007 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.4%

AIRLINES -- 1.7%
         46,738  Southwest Airlines Co.                                  $ 691,722
                                                                    --------------
AUTO COMPONENTS -- 0.8%
          5,410  Autoliv, Inc.                                             323,248
                                                                    --------------
AUTOMOBILES -- 1.6%
          3,100  Bayerische Motoren Werke AG ORD                           200,077
          8,700  Honda Motor Co., Ltd. ORD                                 292,641
          6,525  Winnebago Industries(1)                                   155,817
                                                                    --------------
                                                                           648,535
                                                                    --------------
BEVERAGES -- 1.6%
         10,412  Anheuser-Busch Companies, Inc.                            520,496
          4,950  Coca-Cola Enterprises Inc.                                119,889
                                                                    --------------
                                                                           640,385
                                                                    --------------
BUILDING PRODUCTS -- 0.8%
         14,063  Masco Corp.                                               325,840
                                                                    --------------
CAPITAL MARKETS -- 0.8%
          2,500  Bear Stearns Companies Inc. (The)                         307,025
                                                                    --------------
CHEMICALS -- 0.6%
          3,470  Minerals Technologies Inc.                                232,490
                                                                    --------------
COMMERCIAL BANKS -- 9.2%
          6,700  Associated Banc-Corp.                                     198,521
          6,988  BB&T Corporation                                          282,245
         11,985  Marshall & Ilsley Corp.                                   524,583
         37,052  South Financial Group Inc. (The)                          842,562
         19,923  SunTrust Banks, Inc.                                    1,507,574
          4,007  United Bankshares, Inc.(1)                                121,973
          3,500  Zions Bancorporation                                      240,345
                                                                    --------------
                                                                         3,717,803
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.5%
          4,100  Avery Dennison Corp.                                      233,782
         15,727  HNI Corp.                                                 566,172
         14,663  Pitney Bowes, Inc.                                        665,994
          8,133  Republic Services, Inc.                                   266,030
         12,896  Waste Management, Inc.                                    486,695
                                                                    --------------
                                                                         2,218,673
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.3%
          6,297  Motorola, Inc.                                            116,683
                                                                    --------------

Shares                                                                       Value

COMPUTERS & PERIPHERALS -- 1.8%
          2,600  Diebold, Inc.                                           $ 118,092
         43,846  QLogic Corp.(2)                                           589,729
                                                                    --------------
                                                                           707,821
                                                                    --------------
CONTAINERS & PACKAGING -- 1.9%
         26,407  Bemis Co., Inc.                                           768,708
                                                                    --------------
DISTRIBUTORS -- 0.2%
          2,256  Genuine Parts Company                                     112,800
                                                                    --------------
DIVERSIFIED -- 3.4%
         15,596  iShares S&P MidCap 400 Index Fund                       1,373,228
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
          5,878  Iowa Telecommunications Services Inc.(1)                  116,678
                                                                    --------------
ELECTRIC UTILITIES -- 4.5%
         12,074  IDACORP, Inc.                                             395,303
         28,772  Portland General Electric Co.                             799,861
         18,300  Sierra Pacific Resources                                  287,859
         14,400  Westar Energy Inc.                                        353,664
                                                                    --------------
                                                                         1,836,687
                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.6%
          4,500  Hubbell Inc. Cl B                                         257,040
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.1%
          4,774  Littelfuse, Inc.(2)                                       170,384
         25,100  Molex Inc.                                                675,943
         18,424  Tyco Electronics Ltd.                                     652,762
         13,500  Vishay Intertechnology, Inc.(2)                           175,905
                                                                    --------------
                                                                         1,674,994
                                                                    --------------
FOOD PRODUCTS -- 9.6%
          8,300  Campbell Soup Co.                                         307,100
         19,207  ConAgra Foods, Inc.                                       501,879
         26,742  Diamond Foods Inc.                                        552,490
          4,866  General Mills, Inc.                                       282,277
         16,796  H.J. Heinz Co.                                            775,974
          7,100  Hershey Co. (The)                                         329,511
         32,535  Kraft Foods Inc. Cl A                                   1,122,782
                                                                    --------------
                                                                         3,872,013
                                                                    --------------
GAS UTILITIES -- 2.0%
         19,311  Southwest Gas Corp.                                       546,308
          8,120  WGL Holdings Inc.                                         275,187
                                                                    --------------
                                                                           821,495
                                                                    --------------

------
14

NT Mid Cap Value

Shares                                                                       Value

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
          5,060  Beckman Coulter, Inc.                                   $ 373,226
          7,900  Covidien Ltd.(2)                                          327,850
         30,103  Symmetry Medical Inc.(2)                                  502,720
                                                                    --------------
                                                                         1,203,796
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
         13,700  LifePoint Hospitals Inc.(2)                               411,137
          5,402  Universal Health Services, Inc. Cl B                      293,977
                                                                    --------------
                                                                           705,114
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 5.0%
          7,400  CEC Entertainment Inc.(2)                                 198,838
         17,612  International Speedway Corp.                              807,686
         27,938  Speedway Motorsports Inc.                               1,033,706
                                                                    --------------
                                                                         2,040,230
                                                                    --------------
HOUSEHOLD DURABLES -- 0.6%
          1,300  Hunter Douglas N.V. ORD                                   116,867
          1,400  Whirlpool Corp.                                           124,740
                                                                    --------------
                                                                           241,607
                                                                    --------------
HOUSEHOLD PRODUCTS -- 2.6%
          6,415  Clorox Company                                            391,251
          9,584  Kimberly-Clark Corp.                                      673,372
                                                                    --------------
                                                                         1,064,623
                                                                    --------------
INSURANCE -- 9.0%
          2,935  Allstate Corp.                                            167,853
         19,366  Ambac Financial Group, Inc.                             1,218,315
          6,862  Chubb Corp.                                               368,078
         23,636  Genworth Financial Inc. Cl A                              726,334
          2,543  Hartford Financial Services Group Inc. (The)              235,355
          7,851  Horace Mann Educators Corp.                               154,743
         29,554  Marsh & McLennan Companies, Inc.                          753,627
                                                                    --------------
                                                                         3,624,305
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
         30,600  RC2 Corp.(2)                                              847,314
                                                                    --------------
MACHINERY -- 1.5%
         35,557  Altra Holdings Inc.(2)                                    592,735
                                                                    --------------
METALS & MINING -- 1.1%
          8,074  Compass Minerals International Inc.                       274,839
          3,423  Newmont Mining Corporation                                153,111
                                                                    --------------
                                                                           427,950
                                                                    --------------
MULTILINE RETAIL -- 0.3%
          4,500  Family Dollar Stores, Inc.                                119,520
                                                                    --------------

         Shares                                                              Value

MULTI-UTILITIES -- 4.8%
          4,518  Ameren Corp.                                            $ 237,195
          4,200  Consolidated Edison, Inc.                                 194,460
         29,295  Puget Energy, Inc.                                        716,849
         12,601  Wisconsin Energy Corp.                                    567,423
         10,900  XCEL Energy Inc.                                          234,786
                                                                    --------------
                                                                         1,950,713
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 2.9%
          6,248  Apache Corp.                                              562,695
          7,030  Equitable Resources Inc.                                  364,646
          6,887  St. Mary Land & Exploration Co.                           245,659
                                                                    --------------
                                                                         1,173,000
                                                                    --------------
PAPER & FOREST PRODUCTS -- 1.1%
          4,148  MeadWestvaco Corp.                                        122,490
          4,306  Weyerhaeuser Co.                                          311,324
                                                                    --------------
                                                                           433,814
                                                                    --------------
PERSONAL PRODUCTS -- 0.3%
          2,900  Estee Lauder Companies, Inc. (The) Cl A                   123,134
                                                                    --------------
PHARMACEUTICALS -- 1.1%
          6,900  Bristol-Myers Squibb Co.                                  198,858
          7,752  Watson Pharmaceuticals, Inc.(2)                           251,165
                                                                    --------------
                                                                           450,023
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
         24,699  Education Realty Trust, Inc.(1)                           333,437
                                                                    --------------
ROAD & RAIL -- 0.6%
         17,121  Heartland Express, Inc.(1)                                244,488
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
          8,500  Teradyne, Inc.(2)                                         117,300
                                                                    --------------
SOFTWARE -- 0.6%
          8,735  Synopsys, Inc.(2)                                         236,544
                                                                    --------------
SPECIALTY RETAIL -- 0.9%
         12,762  Lowe's Companies, Inc.                                    357,592
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 6.8%
         25,823  Freddie Mac                                             1,523,815
         37,454  MGIC Investment Corp.(1)                                1,210,139
                                                                    --------------
                                                                         2,733,954
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $39,223,373)                                                      39,785,061
                                                                    --------------

------
15

NT Mid Cap Value

Shares                                                                       Value

Temporary Cash Investments -- 1.5%

Repurchase Agreement, Morgan Stanley Group, Inc., (collateralized by various U.S. Treasury obligations, 5.25%-8.75%,
8/15/20-11/15/28, valued at $615,247), in a joint trading account at 3.90%, dated 9/28/07, due 10/1/07 (Delivery value $600,195)
(Cost $600,000)                                                          $ 600,000
                                                                    --------------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 3.1%

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07 (Delivery
value $1,237,957) (Cost $1,237,426)                                      1,237,426
                                                                    --------------

Shares                                                                       Value

TOTAL INVESTMENT SECURITIES -- 103.0%
(Cost $41,060,799)                                                     $41,622,487
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (3.0)%                                 (1,214,004)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $40,408,483
                                                                    ==============

Forward Foreign Currency Exchange Contracts
                                                                 Unrealized Gain
Contracts to Sell            Settlement Date       Value              (Loss)
      219,840  Euro for USD     10/31/07              $313,943            $(3,112)
   26,517,600  JPY for USD      10/31/07               231,925             (1,272)
                                                --------------      --------------
                                                      $545,868            $(4,384)
                                               ==============     ==============

(Value on Settlement Date $541,484)

Notes to Schedule of Investments

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of September 30, 2007.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
16

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
17

                   Beginning         Ending       Expenses Paid
                 Account Value   Account Value    During Period*     Annualized
                     4/1/07         9/30/07      4/1/07 - 9/30/07  Expense Ratio*

NT Large Company Value -- Institutional Class
ACTUAL               $1,000        $1,055.40          $3.24             0.63%
HYPOTHETICAL         $1,000        $1,021.85          $3.18             0.63%

NT Mid Cap Value -- Institutional Class
ACTUAL               $1,000        $1,026.20          $4.10             0.81%
HYPOTHETICAL         $1,000        $1,020.95          $4.09             0.81%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
18

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)
                                                        NT Large
                                                        Company       NT Mid Cap
                                                         Value           Value
ASSETS

Investment securities -- at value (cost of
$81,140,837 and $39,823,373, respectively) --
including $198,803 and $1,196,607 of securities on
loan, respectively                                      $90,213,099    $40,385,061

Investments made with cash collateral received for
securities on loan, at value (cost of $206,126 and
$1,237,426, respectively)                                   206,126      1,237,426
                                                       ------------   ------------

Total investment securities, at value (cost of
$81,346,963 and $41,060,799, respectively)               90,419,225     41,622,487

Cash                                                          1,677         27,601

Receivable for investments sold                             230,770      1,193,907

Dividends and interest receivable                            93,546         60,087
                                                       ------------   ------------
                                                         90,745,218     42,904,082
                                                       ------------   ------------

LIABILITIES

Payable for collateral received for securities on
loan                                                        206,126      1,237,426

Payable for investments purchased                           479,695      1,227,599

Payable for forward foreign currency exchange
contracts                                                        --          4,384

Payable for variation margin on futures contracts             3,041             --

Accrued management fees                                      45,171         26,190
                                                       ------------   ------------
                                                            734,033      2,495,599
                                                       ------------   ------------

NET ASSETS                                              $90,011,185    $40,408,483
                                                       ============   ============

INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                               30,000,000     30,000,000
                                                       ============   ============
Outstanding                                               7,732,422      3,509,709
                                                       ============   ============

NET ASSET VALUE PER SHARE                                    $11.64         $11.51
                                                       ============   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                 $80,294,669    $36,304,906

Undistributed net investment income                          55,067         69,137

Undistributed net realized gain on investment
transactions                                                560,141      3,476,639

Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                                9,101,308        557,801
                                                       ------------   ------------
                                                        $90,011,185    $40,408,483
                                                       ============   ============

See Notes to Financial Statements.

------
19

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
                                                        NT Large
                                                        Company       NT Mid Cap
                                                         Value           Value
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $9,956
and $443)                                                $1,042,554       $402,939

Interest                                                     40,904         26,056

Securities lending                                            5,229          3,240
                                                       ------------   ------------
                                                          1,088,687        432,235
                                                       ------------   ------------

EXPENSES:

Management fees                                             264,067        155,572

Directors' fees and expenses                                    889            409

Other expenses                                                  612          1,004
                                                       ------------   ------------
                                                            265,568        156,985
                                                       ------------   ------------

NET INVESTMENT INCOME (LOSS)                                823,119        275,250
                                                       ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment and foreign currency transactions                329,927      1,698,697

Futures transactions                                         58,483             --
                                                       ------------   ------------
                                                            388,410      1,698,697
                                                       ------------   ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments and translations of assets and
liabilities in foreign currencies                         2,806,732    (1,140,702)

Futures                                                      27,672             --
                                                       ------------   ------------
                                                          2,834,404    (1,140,702)
                                                       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                   3,222,814        557,995
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                          $4,045,933       $833,245
                                                       ============   ============

See Notes to Financial Statements.

------
20

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2007
                            NT Large Company Value          NT Mid Cap Value

Increase (Decrease) in     Sept. 30,      March 31,      Sept. 30,     March 31,
Net Assets                    2007         2007(1)         2007         2007(1)

OPERATIONS

Net investment income
(loss)                       $ 823,119    $ 1,078,502      $ 275,250     $ 373,127

Net realized gain (loss)       388,410        239,142      1,698,697     2,264,747

Change in net
unrealized appreciation
(depreciation)               2,834,404      6,266,904    (1,140,702)     1,698,503
                           -----------    -----------    -----------   -----------
Net increase (decrease)
in net assets resulting
from operations              4,045,933      7,584,548        833,245     4,336,377
                           -----------    -----------    -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                       (792,863)    (1,053,691)      (260,763)     (317,474)

From net realized gains             --       (67,411)             --     (487,808)
                           -----------    -----------    -----------   -----------
Decrease in net assets
from distributions           (792,863)    (1,121,102)      (260,763)     (805,282)
                           -----------    -----------    -----------   -----------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                        18,945,046     77,274,602      8,694,444    35,046,933

Payments for shares
redeemed                   (4,157,256)   (11,767,723)    (2,233,153)   (5,203,318)
                           -----------    -----------    -----------   -----------
Net increase (decrease)
in net assets from
capital share
transactions                14,787,790     65,506,879      6,461,291    29,843,615
                           -----------    -----------    -----------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS               18,040,860     71,970,325      7,033,773    33,374,710

NET ASSETS

Beginning of period         71,970,325             --     33,374,710            --
                           -----------    -----------    -----------   -----------
End of period              $90,011,185    $71,970,325    $40,408,483   $33,374,710
                           ===========    ===========    ===========   ===========

Undistributed net
investment income             $ 55,067       $ 24,811       $ 69,137      $ 54,650
                           ===========    ===========    ===========   ===========

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                         1,624,029      7,544,801        742,067     3,435,340

Redeemed                     (356,840)    (1,079,568)      (189,876)     (477,822)
                           -----------    -----------    -----------   -----------
Net increase (decrease)
in shares of the funds       1,267,189      6,465,233        552,191     2,957,518
                           ===========    ===========    ===========   ===========

(1) May 12, 2006 (fund inception) through March 31, 2007.

See Notes to Financial Statements.

------
21

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. NT Large Company Value Fund (NT Large
Company Value) and NT Mid Cap Value Fund (NT Mid Cap Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Income is a secondary objective. The funds pursue their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. NT Large Company Value invests primarily in companies with larger market capitalization. NT Mid Cap
Value invests in mid-sized market capitalization companies. The funds are not permitted to invest in any securities issued by companies assigned the Global
Industry Classification Standard for the tobacco industry. The funds incepted on May 12, 2006. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

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22

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation
(depreciation) on futures, respectively.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

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23

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American
Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for NT Large Company Value ranges from 0.50% to 0.70%. The effective annual manage-ment fee for NT Large Company
Value for the six months ended September 30, 2007 was 0.63%. The annual management fee schedule for NT Mid Cap Value is 0.80%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC. The funds are wholly owned by American Century Asset
Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2007, were as follows:

                         NT Large Company Value   NT Mid Cap Value

Purchases                      $23,543,552           $46,541,029
Proceeds from sales            $8,837,188            $41,908,087

4. SECURITIES LENDING

As of September 30, 2007, securities in NT Large Company Value and NT Mid Cap
Value valued at $198,803 and $1,196,607, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $206,126 and $1,237,426, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

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24

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2007.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

                                              NT Large Company
                                                    Value         NT Mid Cap Value

Federal tax cost of investments                      $81,667,335       $42,171,329
                                                    ============      ============
Gross tax appreciation of investments                $10,954,640        $1,515,520

Gross tax depreciation of investments                (2,202,750)       (2,064,362)
                                                    ------------      ------------
Net tax appreciation (depreciation) of
investments                                           $8,751,890        $(548,842)
                                                    ============      ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

NT Mid Cap Value had $(9,673) and $(874) of capital and currency loss deferrals, respectively. These deferrals represent net capital and foreign currency losses incurred in the five-month period ended March 31, 2007. NT Mid
Cap Value has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

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25

FINANCIAL HIGHLIGHTS
NT Large Company Value

For a Share Outstanding Throughout the Periods Indicated
                                                               2007(1)    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $11.13     $10.00
                                                               --------   --------
Income From Investment Operations

 Net Investment Income (Loss)                                      0.11       0.18

 Net Realized and Unrealized Gain (Loss)                           0.51       1.14
                                                               --------   --------
 Total From Investment Operations                                  0.62       1.32
                                                               --------   --------
Distributions

 From Net Investment Income                                      (0.11)     (0.18)

 From Net Realized Gains                                             --     (0.01)
                                                               --------   --------
 Total Distributions                                             (0.11)     (0.19)
                                                               --------   --------
Net Asset Value, End of Period                                   $11.64     $11.13
                                                               ========   ========

TOTAL RETURN(3)                                                   5.54%     13.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              0.63%(4)   0.63%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets    1.94%(4)   2.01%(4)

Portfolio Turnover Rate                                             11%        18%

Net Assets, End of Period (in thousands)                        $90,011    $71,970

(1) Six months ended September 30, 2007 (unaudited).

(2) May 12, 2006 (fund inception) through March 31, 2007.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

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26

NT Mid Cap Value

For a Share Outstanding Throughout the Periods Indicated
                                                               2007(1)    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $11.28     $10.00
                                                               --------   --------
Income From Investment Operations

 Net Investment Income (Loss)                                      0.08       0.14

 Net Realized and Unrealized Gain (Loss)                           0.23       1.44
                                                               --------   --------
 Total From Investment Operations                                  0.31       1.58
                                                               --------   --------
Distributions

 From Net Investment Income                                      (0.08)     (0.12)

 From Net Realized Gains                                             --     (0.18)
                                                               --------   --------
 Total Distributions                                             (0.08)     (0.30)
                                                               --------   --------
Net Asset Value, End of Period                                   $11.51     $11.28
                                                               ========   ========

TOTAL RETURN(3)                                                   2.62%     16.03%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              0.81%(4)   0.80%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets    1.42%(4)   1.55%(4)

Portfolio Turnover Rate                                            111%       203%

Net Assets, End of Period (in thousands)                        $40,408    $33,375

(1) Six months ended September 30, 2007 (unaudited).

(2) May 12, 2006 (fund inception) through March 31, 2007.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

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27

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposal. The proposal received the required number of votes of the
American Century Capital Portfolios, Inc. and was adopted. A summary of voting results is listed below the proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century Capital
Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Capital Portfolios, Inc.).

James E. Stowers, Jr.       For:                11,443,781,487
                            Withhold:              252,686,939
                            Abstain:                         0
                            Broker Non-Vote:                 0

Jonathan S. Thomas          For:                11,454,104,706
                            Withhold:              242,363,720
                            Abstain:                         0
                            Broker Non-Vote:                 0

Thomas A. Brown             For:                11,456,645,347
                            Withhold:              239,823,079
                            Abstain:                         0
                            Broker Non-Vote:                 0

Andrea C. Hall              For:                11,459,598,200
                            Withhold:              236,870,226
                            Abstain:                         0
                            Broker Non-Vote:                 0

James A. Olson              For:                11,454,607,738
                            Withhold:              241,860,688
                            Abstain:                         0
                            Broker Non-Vote:                 0

Donald H. Pratt             For:                11,450,710,462
                            Withhold:              245,757,964
                            Abstain:                         0
                            Broker Non-Vote:                 0

Gale E. Sayers              For:                11,458,471,500
                            Withhold:              237,996,926
                            Abstain:                         0
                            Broker Non-Vote:                 0

M. Jeannine Strandjord      For:                11,451,541,828
                            Withhold:              244,926,598
                            Abstain:                         0
                            Broker Non-Vote:                 0

Timothy S. Webster          For:                11,460,198,888
                            Withhold:              236,269,538
                            Abstain:                         0
                            Broker Non-Vote:                 0

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28

APPROVAL OF MANAGEMENT AGREEMENTS
NT Large Company Value and NT Mid Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning NT Large Company Value and NT Mid Cap Value
(the "funds") and the services provided to the funds under the management agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreements;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreements, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

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29

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreements under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreements, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreements, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors

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30

review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. NT Large Company Value's performance was above the median for the one-year period and equal to the median for the three-year period for its peer group. NT Mid Cap Value's performance for both the one- and three-year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

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31

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of the funds was below the median of the total expense ratios of their respective peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreements between the funds and the advisor are fair and reasonable in light of the services provided and should be renewed.

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32

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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33

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, base d on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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34

NOTES

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35

NOTES

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36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56805N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments  is included as part of the reports to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    November 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    November 29, 2007

By:      /s/  Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    November 29, 2007